UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22696

Compass EMP Funds Trust

(Exact name of registrant as specified in charter)

 213 Overlook Circle, Suite A-1, Brentwood, TN 37027

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110 Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

    6/30

Date of reporting period:  3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 99.3%
	ADVERTISING - 0.2%
1,421	Omnicom Group, Inc.		$ 103,165

	AEROSPACE/DEFENSE - 1.8%
915	B/E Aerospace, Inc. *		79,413
655	Boeing Co.		82,196
1,035	L-3 Communications Holdings, Inc.		122,285
638	Lockheed Martin Corp.		104,147
881	Northrop Grumman Corp.		108,698
996	Raytheon Co.		98,395
1,318	Rockwell Collins, Inc. ^		105,005
993	United Technologies Corp.		116,022
			816,161
	AGRICULTURE - 1.2%
3,480	Altria Group, Inc.		130,256
2,009	Archer-Daniels-Midland Co.		87,171
1,985	Lorillard, Inc. ^		107,349
1,439	Philip Morris International, Inc.		117,811
2,261	Reynolds American, Inc.		120,783
			563,370
	AIRLINES - 0.5%
703	Alaska Air Group, Inc.		65,597
1,589	Delta Air Lines, Inc.		55,059
3,414	Southwest Airlines Co.		80,605
			201,260
	APPAREL - 0.9%
904	Hanesbrands, Inc.		69,138
1,350	NIKE, Inc. - Cl. B		99,711
513	Ralph Lauren Corp. - Cl. A		82,557
414	Under Armour, Inc. - Cl. A *		47,461
1,553	VF Corp.		96,100
			394,967
	AUTO MANUFACTURERS - 0.7%
5,346	Ford Motor Co. ^		83,398
2,272	General Motors Co.		78,202
1,001	Oshkosh Corp.		58,929
1,503	PACCAR, Inc.		101,362
			321,891
	AUTO PARTS & EQUIPMENT - 1.1%
2,677	Allison Transmission Holdings, Inc.		80,149
1,344	BorgWarner, Inc. ^		82,616
1,695	Johnson Controls, Inc.		80,207
1,166	Lear Corp.		97,618
986	TRW Automotive Holdings Corp. *		80,477
905	WABCO Holdings, Inc. * ^		95,532
			516,599
	BANKS - 5.0%
5,507	Bank of America Corp.		94,720
2,982	BB&T Corp.		119,787
1,347	Capital One Financial Corp.		103,935
2,246	CIT Group, Inc.		110,099
1,833	Citigroup, Inc.		87,251
1,850	Comerica, Inc. ^		95,830
2,218	East West Bancorp, Inc.		80,957
4,949	Fifth Third Bancorp		113,580
1,753	First Republic Bank ^		94,644
593	Goldman Sachs Group, Inc.		97,163
9,035	Huntington Bancshares, Inc.		90,079
6,012	KeyCorp		85,611
1,027	M&T Bank Corp. ^		124,575
2,567	Morgan Stanley		80,013
1,676	Northern Trust Corp.		109,879
1,285	PNC Financial Services Group, Inc.		111,795
7,358	Regions Financial Corp.		81,747
563	Signature Bank *		70,707
1,333	State Street Corp.		92,710
2,373	SunTrust Banks, Inc.		94,422
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	BANKS (Continued) - 5.0%
637	SVB Financial Group *		$ 82,033
3,235	US Bancorp		138,652
2,558	Wells Fargo & Co.		127,235
			2,287,424
	BEVERAGES - 2.0%
1,263	Brown-Forman Corp. - Cl. B		113,278
3,459	Coca-Cola Co.		133,725
2,251	Coca-Cola Enterprises, Inc.		107,508
1,028	Constellation Brands, Inc. - Cl. A *		87,349
2,362	Dr. Pepper Snapple Group, Inc.		128,635
338	Keurig Green Mountain, Inc. ^		35,689
1,631	Molson Coors Brewing Co. - Cl. B ^		96,001
1,019	Monster Beverage Corp. *		70,770
1,621	PepsiCo, Inc.		135,354
			908,309
	BIOTECHNOLOGY - 0.6%
590	Amgen, Inc.		72,771
165	Biogen Idec, Inc.*		50,469
427	Celgene Corp. *		59,609
861	Gilead Sciences, Inc.* ^		61,010
135	Regeneron Pharmaceuticals, Inc. * ^		40,538
			284,397
	BUILDING MATERIALS - 0.1%
1,424	Fortune Brands Home & Security, Inc.		59,922

	CHEMICALS - 4.1%
689	Air Products & Chemicals, Inc.		82,019
988	Airgas, Inc.		105,232
1,570	Albemarle Corp.		104,279
1,026	Ashland, Inc.		102,066
252	CF Industries Holdings, Inc.		65,681
992	Ecolab, Inc.		107,126
1,616	EI du Pont de Nemours & Co.		108,434
1,444	FMC Corp. ^		110,553
1,238	International Flavors & Fragrances, Inc.		118,439
1,091	LyondellBasell Industries NV		97,034
1,098	Mosaic Co.		54,900
249	NewMarket Corp.		97,304
513	PPG Industries, Inc.		99,245
1,031	Praxair, Inc.		135,030
1,062	Rockwood Holdings, Inc. ^		79,013
401	Sherwin-Williams Co.		79,049
1,458	Sigma-Aldrich Corp.		136,148
1,201	Valspar Corp.		86,616
1,254	Westlake Chemical Corp.		82,990
			1,851,158
	COMMERCIAL SERVICES - 3.8%
1,873	The ADT Corp. ^		56,096
288	Alliance Data Systems Corp. *		78,466
1,709	Automatic Data Processing, Inc.		132,037
2,024	Cintas Corp.		120,651
1,516	Equifax, Inc.		103,133
517	FleetCor Technologies, Inc. *		59,507
1,064	Gartner, Inc. * ^		73,884
1,109	Global Payments, Inc.		78,861
2,836	Iron Mountain, Inc.		78,189
943	Manpower Group, Inc.		74,337
1,147	Mastercard, Inc. - Cl. A		85,681
970	Moody's Corp. ^		76,940
2,436	Quanta Services, Inc. *		89,888
1,832	Robert Half International, Inc.		76,852
2,842	SEI Investments Co.		95,520
3,594	Total System Services, Inc. ^		109,294
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	COMMERCIAL SERVICES (Continued) - 3.8%
567	Towers Watson & Co. - Cl. A		$ 64,666
601	United Rentals, Inc. *		57,059
2,196	Vantiv, Inc. * ^		66,363
1,530	Verisk Analytics, Inc. - Cl. A *		91,739
4,303	Western Union Co. ^		70,397
			1,739,560
	COMPUTERS - 2.6%
642	3D Systems Corp. * ^		37,974
137	Apple, Inc.		73,533
1,693	Cognizant Technology Solutions Corp. - Cl. A *		85,683
1,207	Computer Sciences Corp.		73,410
3,509	EMC Corp.		96,182
1,912	Hewlett-Packard Co.		61,872
786	IHS, Inc. - Cl. A *		95,499
575	International Business Machines Corp. ^		110,682
2,048	Jack Henry & Associates, Inc.		114,196
1,900	NCR Corp. *		69,445
2,345	NetApp, Inc.		86,531
899	SanDisk Corp.		72,990
2,711	Synopsys, Inc. *		104,130
1,050	Teradata Corp. * ^		51,650
785	Western Digital Corp.		72,079
			1,205,856
	COSMETICS/PERSONAL CARE - 0.8%
2,110	Colgate-Palmolive Co.		136,876
1,420	Estee Lauder Cos., Inc. - Cl. A		94,970
1,704	Procter & Gamble Co.		137,342
			369,188
	DISTRIBUTION/WHOLESALE - 1.0%
1,445	Arrow Electronics, Inc. *		85,775
1,431	Fastenal Co. ^		70,577
496	Fossil Group, Inc. *		57,839
1,153	Genuine Parts Co.		100,138
2,080	LKQ Corp. *		54,808
404	WW Grainger, Inc.		102,075
			471,212
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
434	Affiliated Managers Group, Inc. *		86,822
1,068	American Express Co.		96,152
845	Ameriprise Financial, Inc.		93,009
268	BlackRock, Inc. - Cl. A		84,281
1,354	CBOE Holdings, Inc.		76,636
2,657	Charles Schwab Corp.		72,616
1,189	CME Group, Inc.		87,998
1,487	Discover Financial Services		86,529
2,154	Eaton Vance Corp.		82,197
1,569	Franklin Resources, Inc.		85,008
2,156	Invesco Ltd.		79,772
1,726	LPL Financial Holdings, Inc.		90,684
2,364	NASDAQ OMX Group, Inc.		87,326
1,365	Ocwen Financial Corp. * ^		53,481
1,839	Raymond James Financial, Inc.		102,855
3,382	SLM Corp.		82,791
1,098	T. Rowe Price Group, Inc.		90,420
2,234	TD Ameritrade Holding Corp. ^		75,844
358	Visa, Inc. ^		77,278
1,020	Waddell & Reed Financial, Inc. - Cl. A ^		75,092
			1,666,791
	ELECTRIC - 4.8%
2,363	Alliant Energy Corp.		134,242
2,529	American Electric Power Co., Inc.		128,119
4,436	CMS Energy Corp.		129,886
2,511	Consolidated Edison, Inc. ^		134,715
1,767	DTE Energy Co.		131,270
2,073	Duke Energy Corp.		147,639
1,659	Entergy Corp.		110,904
2,883	ITC Holdings Corp.		107,680
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	ELECTRIC (Continued) - 4.8%
1,252	NextEra Energy, Inc. ^		$ 119,716
2,921	Northeast Utilities		132,906
2,906	OGE Energy Corp.		106,825
2,141	Pinnacle West Capital Corp. ^		117,027
3,181	Public Service Enterprise Group, Inc.		121,323
2,646	SCANA Corp.		135,793
3,298	Southern Co. ^		144,914
2,922	Wisconsin Energy Corp. ^		136,019
4,524	Xcel Energy, Inc. ^		137,349
			2,176,327
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
444	Acuity Brands, Inc.		58,861
2,011	AMETEK, Inc.		103,546
1,780	Emerson Electric Co.		118,904
935	Energizer Holdings, Inc.		94,192
820	Hubbell, Inc. - Cl. B		98,293
			473,796
	ELECTRONICS - 1.8%
1,363	Agilent Technologies, Inc.		76,219
958	Amphenol Corp. - Cl. A		87,801
1,806	Avnet, Inc.		84,033
1,620	FLIR Systems, Inc.		58,320
2,323	Gentex Corp.		73,244
1,212	Honeywell International, Inc.		112,425
379	Mettler-Toledo International, Inc. *		89,323
907	Thermo Fisher Scientific, Inc.		109,058
1,367	Trimble Navigation Ltd. *		53,135
793	Waters Corp. *		85,969
			829,527
	ENGINEERING & CONSTRUCTION - 0.2%
1,441	Jacobs Engineering Group, Inc. *		91,504

	ENVIRONMENTAL CONTROL - 0.8%
3,617	Republic Services, Inc.		123,557
1,099	Stericycle, Inc. *		124,868
2,578	Waste Connections, Inc.		113,071
			361,496
	FOOD - 3.3%
3,041	ConAgra Foods, Inc.		94,362
2,549	General Mills, Inc.		132,089
1,175	Hershey Co. ^		122,670
2,716	Hillshire Brands Co.		101,198
2,227	Hormel Foods Corp.		109,724
961	Ingredion, Inc.		65,425
1,014	JM Smucker Co.		98,601
2,020	Kraft Foods Group, Inc.		113,322
2,159	Kroger Co.		94,240
1,703	McCormick & Co., Inc. ^		122,173
2,808	Mondelez International, Inc. - Cl. A		97,016
1,638	Safeway, Inc.		60,508
2,623	Sysco Corp. ^		94,769
1,848	Tyson Foods, Inc. - Cl. A		81,330
2,278	WhiteWave Foods Co. *		65,014
1,310	Whole Foods Market, Inc.		66,430
			1,518,871
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	FOREST PRODUCTS & PAPER - 0.4%
1,813	International Paper Co.		$ 83,180
2,238	MeadWestvaco Corp.		84,238
			167,418
	GAS - 1.3%
2,759	AGL Resources, Inc.		135,081
2,359	Atmos Energy Corp.		111,180
1,521	National Fuel Gas Co.		106,531
3,461	NiSource, Inc.		122,969
1,303	Sempra Energy		126,078
			601,839
	HAND & MACHINE TOOLS - 0.6%
1,185	Lincoln Electric Holdings, Inc.		85,332
867	Snap-on, Inc.		98,387
885	Stanley Black & Decker, Inc.		71,897
			255,616
	HEALTHCARE-PRODUCTS - 3.4%
1,690	Baxter International, Inc.		124,350
1,175	Becton Dickinson and Co.		137,569
2,315	CareFusion Corp. *		93,109
687	Cooper Cos., Inc.		94,366
2,901	DENTSPLY International, Inc.		133,562
1,072	Edwards Lifesciences Corp. * ^		79,510
1,077	Henry Schein, Inc. *		128,561
841	IDEXX Laboratories, Inc. * ^		102,097
119	Intuitive Surgical, Inc. * ^		52,121
2,006	Medtronic, Inc.		123,449
1,475	ResMed, Inc. ^		65,918
1,397	St. Jude Medical, Inc.		91,350
1,611	Stryker Corp.		131,248
1,155	Varian Medical Systems, Inc. *		97,008
1,183	Zimmer Holdings, Inc.		111,888
			1,566,106
	HEALTHCARE SERVICES - 2.4%
1,217	Aetna, Inc.		91,238
1,004	Cigna Corp.		84,065
1,472	Community Health Systems, Inc. *		57,658
939	Covance, Inc. *		97,562
1,164	DaVita HealthCare Partners, Inc. *		80,141
1,579	HCA Holdings, Inc. *		82,898
952	Laboratory Corp. of America Holdings *		93,496
1,851	MEDNAX, Inc. *		114,725
1,871	Quest Diagnostics, Inc.^		108,368
1,146	UnitedHealth Group, Inc.		93,961
1,162	Universal Health Services, Inc. - Cl. B		95,365
987	WellPoint, Inc.		98,256
			1,097,733
	HOLDING COMPANIES-DIVERS - 0.2%
3,265	Leucadia National Corp.		91,420

	HOMEBUILDERS - 0.6%
2,070	DR Horton, Inc. ^		44,816
1,275	Lennar Corp. - Cl. A		50,516
67	NVR, Inc. *		76,849
2,520	PulteGroup, Inc.		48,359
1,621	Toll Brothers, Inc. *		58,194
			278,734
	HOME FURNISHINGS - 0.2%
471	Harman International Industries, Inc.		50,114
389	Whirlpool Corp.		58,140
			108,254
	HOUSEHOLD PRODUCTS/WARES - 1.0%
1,776	Avery Dennison Corp.		89,990
1,760	Church & Dwight Co., Inc.		121,563
1,578	Clorox Co. ^		138,880
1,147	Kimberly-Clark Corp.		126,457
			476,890
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	HOUSEWARES - 0.2%
3,577	Newell Rubbermaid, Inc.		$ 106,952

	INSURANCE - 4.6%
1,754	Aflac, Inc.		110,572
1,880	Allstate Corp.		106,370
2,233	American Financial Group, Inc.		128,866
2,528	Arthur J Gallagher & Co. - Cl. B		120,282
1,642	Assurant, Inc.		106,664
1,563	Chubb Corp.		139,576
2,650	Cincinnati Financial Corp.		128,949
2,989	Fidelity National Financial, Inc. - Cl. A		93,974
4,360	Genworth Financial, Inc. - Cl.A *		77,303
1,393	Lincoln National Corp.		70,583
272	Markel Corp. *		162,139
2,563	Marsh & McLennan Cos., Inc.		126,356
1,521	MetLife, Inc.		80,309
1,810	Principal Financial Group, Inc.		83,242
4,523	Progressive Corp.		109,547
1,620	Torchmark Corp. ^		127,494
1,540	Travelers Cos., Inc.		131,054
2,414	Unum Group		85,238
3,188	WR Berkley Corp.		132,685
			2,121,203
	INTERNET - 1.7%
1,330	eBay, Inc. *		73,469
549	F5 Networks, Inc. *		58,540
520	Facebook, Inc. *		31,325
68	Google, Inc. - Cl. A *		75,787
803	IAC/InterActiveCorp.		57,326
2,814	Liberty Interactive Corp. *		81,240
104	Netflix, Inc. *		36,611
60	Priceline.com, Inc. *		71,513
1,038	Rackspace Hosting, Inc. * ^		34,067
3,462	Symantec Corp.		69,136
460	TripAdvisor, Inc. *		41,671
1,946	Verisign, Inc. * ^		104,909
1,524	Yahoo!, Inc. *		54,712
			790,306
	INVESTMENT COMPANIES - 0.3%
8,442	Ares Capital Corp.		148,748

	IRON/STEEL - 0.4%
1,928	Nucor Corp.		97,441
1,271	Reliance Steel & Aluminum Co.		89,809
			187,250
	LEISURE TIME - 0.6%
2,093	Carnival Corp. ^		79,241
1,457	Harley-Davidson, Inc.		97,051
531	Polaris Industries, Inc. ^		74,186
			250,478
	LODGING - 0.9%
1,585	Hyatt Hotels Corp. - Cl. A *		85,289
883	Las Vegas Sands Corp.		71,329
1,974	Marriott International, Inc. - Cl. A ^		110,583
1,256	Wyndham Worldwide Corp.		91,977
305	Wynn Resorts Ltd.		67,756
			426,934
	MACHINERY-CONSTRUCTION & MINING - 0.4%
1,006	Caterpillar, Inc. ^		99,966
1,282	Joy Global, Inc. ^		74,356
			174,322
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	MACHINERY DIVERSIFIED - 2.1%
1,560	AGCO Corp. ^		$ 86,050
623	Cummins, Inc.		92,821
1,349	Deere & Co. ^		122,489
957	Flowserve Corp.		74,971
1,164	Graco, Inc.		86,997
194	Middleby Corp. *		51,257
1,362	Nordson Corp.		96,007
791	Rockwell Automation, Inc. ^		98,519
772	Roper Industries, Inc.		103,070
1,232	Wabtec Corp.		95,480
1,624	Xylem, Inc.		59,146
			966,807
	MEDIA - 2.6%
895	AMC Networks, Inc. - Cl. A *		65,416
1,237	CBS Corp. - Cl. B *		76,447
1,714	Comcast Corp. - Cl. A		85,734
1,280	DIRECTV - Cl. A *		97,818
1,016	Discovery Communications, Inc. - Cl. A * ^		84,023
2,642	Gannett Co., Inc. ^		72,919
754	Liberty Media Corp. *		98,570
2,026	Nielsen Holdings NV		90,420
1,104	Scripps Networks Interactive, Inc. Cl. A		83,805
21,643	Sirius XM Radio, Inc. * ^		69,258
546	Time Warner Cable, Inc. - Cl. A		74,900
1,566	Time Warner, Inc.		102,307
1,129	Viacom, Inc. - Cl. B		95,954
1,192	Walt Disney Co.		95,443
			1,193,014
	METAL FABRICATE/HARDWARE - 0.3%
380	Precision Castparts Corp.		96,049
1,026	Timken Co.		60,308
			156,357
	MINING - 0.3%
2,437	Freeport-McMoRan Copper & Gold, Inc. - Cl. B		80,592
2,291	Southern Copper Corp.		66,691
			147,283
	MISCELLANEOUS MANUFACTURING - 2.8%
921	3M Co.		124,943
1,341	Carlisle Cos., Inc.		106,395
1,180	Colfax Corp. *		84,169
1,435	Danaher Corp.		107,625
2,344	Donaldson Co., Inc.		99,386
1,192	Dover Corp.		97,446
4,219	General Electric Co.		109,230
1,511	Illinois Tool Works, Inc.		122,890
1,336	Pall Corp. ^		119,532
725	Parker Hannifin Corp.		86,790
869	SPX Corp.		85,431
1,628	Textron, Inc.		63,964
794	Trinity Industries, Inc.		57,224
			1,265,025
	OFFICE/BUSINESS EQUIPMENT - 0.2%
6,175	Xerox Corp.		69,778

	OIL & GAS - 4.1%
1,101	Apache Corp.		91,328
1,711	Cabot Oil & Gas Corp. - Cl. A		57,969
1,131	Chevron Corp.		134,487
507	Cimarex Energy Co.		60,389
506	Concho Resources, Inc. *		61,985
2,020	ConocoPhillips ^		142,107
511	Continental Resources, Inc. * ^		63,502
4,864	Denbury Resources, Inc. *		79,770
1,917	Diamond Offshore Drilling, Inc. ^		93,473
842	EQT Corp.		81,649
1,393	Exxon Mobil Corp.		136,068
785	Gulfport Energy Corp. *		55,876
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	OIL & GAS (Continued) - 4.1%
872	Helmerich & Payne, Inc. ^		$ 93,792
1,184	Hess Corp.		98,130
1,198	HollyFrontier Corp.		57,001
2,578	Marathon Oil Corp.		91,571
644	Marathon Petroleum Corp.		56,054
1,462	Murphy Oil Corp. ^		91,901
1,178	Noble Energy, Inc.		83,685
1,188	Occidental Petroleum Corp.		113,205
951	Phillips 66		73,284
1,159	Valero Energy Corp.		61,543
			1,878,769
	OIL & GAS SERVICES - 1.3%
1,383	Baker Hughes, Inc.		89,923
998	Cameron International Corp. *		61,646
1,593	FMC Technologies, Inc. * ^		83,298
1,364	National Oilwell Varco, Inc.		106,215
1,012	Oceaneering International, Inc.		72,722
840	Oil States International, Inc. *		82,824
1,050	Schlumberger Ltd.		102,375
			599,003
	PACKAGING & CONTAINERS - 0.9%
2,076	Ball Corp.		113,786
2,452	Crown Holdings, Inc. *		109,702
929	Packaging Corp. of America		65,374
611	Rock Tenn Co. - Cl. A		64,503
2,030	Sealed Air Corp.		66,726
			420,091
	PHARMACEUTICALS - 2.8%
711	Allergan, Inc.		88,235
1,847	AmerisourceBergen Corp.		121,145
1,448	Bristol-Myers Squibb Co.		75,224
1,800	Eli Lilly & Co.		105,948
1,392	Express Scripts Holding Co. * ^		104,525
1,477	Johnson & Johnson		145,086
504	McKesson Corp.		88,991
899	Mead Johnson Nutrition Co.		74,743
2,177	Merck & Co., Inc.		123,588
1,305	Mylan, Inc. * ^		63,723
3,896	Pfizer, Inc.		125,140
1,725	Quintiles Transnational Holdings, Inc. *		87,578
534	Salix Pharmaceuticals Ltd. * ^		55,328
			1,259,254
	PIPELINES - 0.6%
2,895	Kinder Morgan, Inc.		94,059
918	ONEOK, Inc.		54,392
3,209	Spectra Energy Corp.		118,540
			266,991
	REAL ESTATE - 0.4%
3,143	CBRE Group, Inc. - Cl. A *		86,212
611	Jones Lang LaSalle, Inc.		72,404
			158,616
	RETAIL - 8.7%
474	Advanced Auto Parts, Inc.		59,961
1,511	AutoNation, Inc. *		80,431
201	AutoZone, Inc. *		107,957
1,138	Bed Bath & Beyond, Inc. *		78,294
3,537	Burger King Worldwide, Inc.		93,907
1,017	Cabela's, Inc. - Cl. A * ^		66,624
1,647	CarMax, Inc. *		77,080
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	RETAIL (Continued) - 8.7%
108	Chipotle Mexican Grill, Inc. - Cl. A *		$ 61,349
1,684	Coach, Inc.		83,627
2,372	Copart, Inc. *		86,317
1,039	Costco Wholesale Corp.		116,036
1,591	CVS Caremark Corp. ^		119,102
1,581	Darden Restaurants, Inc. ^		80,252
1,389	Dick's Sporting Goods, Inc.		75,853
1,367	Dollar General Corp. *		75,841
1,940	Dollar Tree, Inc. *		101,229
1,826	Dunkin' Brands Group, Inc. ^		91,629
1,474	Family Dollar Stores, Inc.		85,507
1,816	Foot Locker, Inc.		85,316
1,827	Gap, Inc.		73,190
1,437	Home Depot, Inc.		113,710
1,408	Kohl's Corp. ^		79,974
1,337	L Brands, Inc.		75,901
1,618	Lowe's Cos., Inc.		79,120
1,251	Macy's, Inc.		74,172
1,711	McDonald's Corp.		167,729
974	MSC Industrial Direct Co., Inc. - Cl. A		84,270
1,661	Nordstrom, Inc. ^		103,729
382	Nu Skin Enterprises, Inc.		31,649
572	O'Reilly Automotive, Inc. *		84,879
447	Panera Bread Co. - Cl. A *		78,882
1,557	PetSmart, Inc. ^		107,262
5,750	Rite Aid Corp. *		36,053
1,375	Ross Stores, Inc.		98,381
2,523	Sally Beauty Holdings, Inc. *		69,130
1,134	Starbucks Corp.		83,213
1,671	Target Corp.		101,112
946	Tiffany & Co.		81,498
1,683	TJX Cos., Inc.		102,074
1,102	Tractor Supply Co.		77,834
472	Ulta Salon Cosmetics & Fragrance, Inc. *		46,011
1,953	Urban Outfitters, Inc. *		71,226
1,183	Walgreen Co.		78,113
2,017	Wal-Mart Stores, Inc. ^		154,159
1,437	Williams-Sonoma, Inc. ^		95,762
1,058	Yum! Brands, Inc.		79,763
			3,955,108
	SAVINGS & LOANS - 0.5%
11,061	Hudson City Bancorp, Inc.		108,730
6,644	New York Community Bancorp, Inc. ^		106,769
			215,499
	SEMICONDUCTORS - 2.9%
1,998	Altera Corp.		72,408
2,148	Analog Devices, Inc.		114,145
586	Cree, Inc. * ^		33,144
645	First Solar, Inc. *		45,015
3,928	Intel Corp. ^		101,382
1,318	KLA-Tencor Corp.		91,127
1,415	Lam Research Corp. *		77,825
2,497	Linear Technology Corp. ^		121,579
2,876	Maxim Integrated Products, Inc.		95,253
2,036	Microchip Technology, Inc. ^		97,239
4,702	NVIDIA Corp. ^		84,213
1,400	QUALCOMM, Inc.		110,404
1,712	Skyworks Solutions, Inc. *		64,234
2,523	Texas Instruments, Inc.		118,959
1,748	Xilinx, Inc.		94,864
			1,321,791
COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	SHIPBUILDING - 0.2%
919	Huntington Ingalls Industries, Inc.		$ 93,977

	SOFTWARE - 3.1%
2,741	Activision Blizzard, Inc.		56,026
1,021	Adobe Systems, Inc. *		67,121
872	Akamai Technologies, Inc. *		50,759
979	ANSYS, Inc. *		75,403
1,360	Autodesk, Inc. *		66,885
3,643	CA, Inc.		112,824
1,281	Cerner Corp. * ^		72,056
959	Citrix Systems, Inc. *		55,075
1,810	Fidelity National Information Services, Inc.		96,745
2,087	Fiserv, Inc. *		118,312
1,747	Microsoft Corp.		71,610
2,105	MSCI, Inc. - Cl. A * ^		90,557
2,700	Oracle Corp.		110,457
3,018	Paychex, Inc. ^		128,567
2,129	PTC, Inc. *		75,430
1,012	Red Hat, Inc. *		53,616
528	Ultimate Software Group, Inc. *		72,336
557	VMware, Inc. - Cl. A * ^		60,167
			1,433,946
	TELECOMMUNICATIONS - 1.4%
3,105	Amdocs Ltd.		144,258
3,734	Cisco Systems, Inc.		83,679
3,545	Corning, Inc. ^		73,807
1,239	Harris Corp.		90,645
2,490	Juniper Networks, Inc. *		64,142
1,677	Motorola Solutions, Inc.		107,814
10,747	Windstream Holdings, Inc. ^		88,555
			652,900
	TEXTILES - 0.2%
493	Mohawk Industries, Inc. *		67,038

	TOYS & GAMES - 0.2%
2,018	Mattel, Inc. ^		80,942

	TRANSPORTATION - 2.2%
1,625	CH Robinson Worldwide, Inc. ^		85,134
3,278	CSX Corp. ^		94,964
2,101	Expeditors International of Washington, Inc.		83,263
613	FedEx Corp. ^		81,259
938	Genesee & Wyoming, Inc. *		91,286
1,477	JB Hunt Transport Services, Inc.		106,226
607	Kansas City Southern		61,950
808	Kirby Corp. *		81,810
907	Norfolk Southern Corp. ^		88,133
1,684	Old Dominion Freight Line, Inc. *		95,550
623	Union Pacific Corp.		116,912
			986,487
	TRUCKING & LEASING - 0.1%
279	AMERCO		64,761

	WATER - 0.3%
2,698	American Water Works Co., Inc.		122,489

	TOTAL COMMON STOCK - (Cost - $40,891,834)		45,438,880

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUND - 0.7%
300,732	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		300,732
	TOTAL SHORT-TERM INVESTMENTS (Cost - $300,732)

	COLLATERAL FOR SECURITIES LOANED - 15.4%
7,046,313	Mount Vernon Securities Lending Prime Portfolio		7,046,313
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $7,046,313)

	TOTAL INVESTMENTS - 115.4% (Cost - $48,238,879) (a)		$ 52,785,925
	LIABILITIES IN EXCESS OF OTHER ASSETS - (15.4) %		(7,036,176)
	NET ASSETS - 100.0%		$ 45,749,749

COMPASS EMP U.S. 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
^ All or a portion of this security is on loan.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $48,239,812 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 4,897,901
	Unrealized depreciation		(351,788)
	Net unrealized appreciation		$ 4,546,113

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
3	S&P Mini Future, Jun 2014	$ 279,675	$ 950
	TOTAL LONG FUTURES CONTRACTS

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 98.9%
	AEROSPACE/DEFENSE - 1.3%
1,152	AAR Corp.		$ 29,894
438	Astronics Corp. *		27,774
1,250	Kaman Corp. - Cl. A ^		50,850
608	Moog, Inc. - Cl. A *		39,830
594	National Presto Industries, Inc.		46,356
1,206	Orbital Sciences Corp. *		33,647
			228,351
	AGRICULTURE - 0.4%
547	Andersons, Inc. ^		32,404
125	Tejon Ranch Co. *		456
660	Universal Corp. ^		36,887
			69,747
	AIRLINES - 0.3%
258	Allegiant Travel Co.		28,878
2,072	SkyWest, Inc.		26,439
			55,317
	APPAREL - 1.0%
313	G-III Apparel Group Ltd. *		22,405
1,015	Iconix Brand Group, Inc. * ^		39,859
496	Oxford Industries, Inc. ^		38,787
730	Skechers U.S.A., Inc. *		26,674
1,095	Steven Madden Ltd. *		39,398
			167,123
	AUTO MANUFACTERER - 0.1%
1,753	Wabash National Corp. * ^		24,121

	AUTO PARTS & EQUIPMENT - 0.7%
1,578	American Axle & Manufacturing Holdings, Inc. *		29,225
638	Dorman Products, Inc. * ^		37,680
764	Gentherm, Inc. *		26,526
880	Standard Motor Products, Inc.		31,478
			124,909
	BANKS - 13.7%
2,496	Associated Banc-Corp.		45,078
1,604	BancorpSouth, Inc. ^		40,036
848	Bank of Hawaii Corp.		51,397
603	Bank of the Ozarks, Inc. ^		41,040
989	Banner Corp.		40,757
2,071	BBCN Bancorp, Inc.		35,497
2,449	Boston Private Financial Holdings, Inc. ^		33,135
1,641	Capital Bank Financial Corp. - Cl. A * ^		41,206
2,003	CapitalSource, Inc.		29,224
499	Cass Information Systems, Inc. ^		25,728
1,364	Cathay General Bancorp		34,359
2,292	Central Pacific Financial Co.		46,298
1,407	Chemical Financial Corp.		45,657
1,601	Columbia Banking System, Inc.		45,661
1,305	Community Bank System, Inc. ^		50,921
2,581	CVB Financial Corp.		41,038
954	Eagle Bancorp, Inc. * ^		34,439
237	First Citizens BancShares, Inc. - Cl. B		57,058
4,340	First Commonwealth Financial Corp.		39,234
2,842	First Financial Bancorp		51,099
685	First Financial Bankshares, Inc. ^		42,326
671	First Financial Holdings, Inc.		42,018
1,458	First Interstate Bancsystem, Inc.		41,145
2,271	First Midwest Bancorp, Inc.		38,789
3,556	FNB Corp.		47,650
3,647	Fulton Financial Corp.		45,879
1,406	Glacier Bancorp, Inc. ^		40,872
1,391	Hancock Holding Co.		50,980
793	Home BancShares, Inc. ^		27,295
571	Iberiabank Corp. ^		40,056
1,325	Independent Bank Corp. ^		52,165
1,399	International Bancshares Corp.		35,087
1,310	MB Financial, Inc.		40,558
1,878	NBT Bancorp, Inc.		45,936
3,003	Old National Bancorp ^		44,775
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	BANKS (Continued) - 13.7%
850	PacWest Bancorp ^		$ 36,559
632	Park National Corp.		48,594
1,136	Pinnacle Financial Partners, Inc. ^		42,589
1,115	PrivateBancorp, Inc. ^		34,019
1,454	Renasant Corp.		42,239
1,062	Sterling Financial Corp.		35,396
3,428	Susquehanna Bancshares, Inc.		39,045
539	Texas Capital Bancshares, Inc. *		35,003
1,759	Trustmark Corp.		44,591
618	UMB Financial Corp.		39,985
2,044	Umpqua Holdings Corp. ^		38,100
1,738	Union First Market Bankshares Corp.		44,180
1,566	United Bankshares, Inc. ^		47,951
1,902	United Community Banks, Inc. *		36,918
4,554	Valley National Bancorp		47,407
1,721	ViewPoint Financial Group, Inc.		49,651
1,403	Webster Financial Corp.		43,577
1,321	WesBanco, Inc.		42,047
916	Westamerica Bancorporation ^		49,537
1,318	Western Alliance Bancorp *		32,423
2,853	Wilshire Bancorp, Inc.		31,668
1,098	Wintrust Financial Corp. ^		53,429
			2,379,301
	BEVERAGES - 0.3%
593	Coca-Cola Bottling Co. Consolidated ^		50,393

	BIOTECHNOLOGY - 0.8%
1,048	Cambrex Corp. *		19,776
842	Charles River Laboratories International, Inc. *		50,806
251	Ligand Pharmaceuticals, Inc. - Cl. B *		16,882
534	Myriad Genetics, Inc. * ^		18,257
3,155	PDL BioPharma, Inc. ^		26,218
			131,939
	BUILDING MATERIALS - 1.2%
866	AAON, Inc.		24,135
978	Apogee Enterprises, Inc.		32,499
989	Boise Cascade Co. *		28,325
1,897	Comfort Systems USA, Inc.		28,910
677	Drew Industries, Inc. ^		36,693
1,829	PGT, Inc. *		21,052
1,033	Simpson Manufacturing Co., Inc.		36,496
			208,110
	CHEMICALS - 2.5%
1,066	Aceto Corp.		21,416
1,164	American Vanguard Corp. ^		25,201
642	Balchem Corp.		33,461
858	HB Fuller Co.		41,424
732	Innophos Holdings, Inc.		41,504
787	Innospec, Inc.		35,596
759	Minerals Technologies, Inc.		49,001
1,554	Olin Corp. ^		42,906
492	Quaker Chemical Corp.		38,784
870	Sensient Technologies Corp.		49,077
948	Stepan Co. ^		61,203
			439,573
	COAL - 0.4%
1,527	Cloud Peak Energy, Inc. *		32,281
1,743	SunCoke Energy, Inc. *		39,810
			72,091
	COMMERCIAL SERVICES - 6.6%
1,413	Aaron's, Inc.		42,729
1,769	ABM Industries, Inc.		50,841
500	Advisory Board Co. *		32,125
632	American Public Education, Inc. *		22,171
1,861	AMN Healthcare Services, Inc. *		25,570
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	COMMERCIAL SERVICES (Continued) - 6.6%
1,433	Bridgepoint Education, Inc. *		$ 21,337
418	Capella Education Co.		26,397
374	Chemed Corp. ^		33,454
2,032	Convergys Corp.		44,521
654	Corvel Corp. *		32,543
658	Deluxe Corp.		34,525
883	ExlService Holdings, Inc. * ^		27,294
975	Forrester Research, Inc. ^		34,954
4,469	Global Cash Access Holdings, Inc. *		30,657
666	Grand Canyon Education, Inc. * ^		31,102
669	H&E Equipment Services, Inc. *		27,061
1,558	Healthcare Services Group, Inc. ^		45,275
848	Heartland Payment Systems, Inc. ^		35,150
1,048	HMS Holdings Corp. *		19,964
453	Huron Consulting Group, Inc. *		28,711
736	ICF International, Inc. *		29,300
1,095	Insperity, Inc. ^		33,923
1,567	Kelly Services, Inc. - Cl. A		37,185
1,147	Korn/Ferry International *		34,146
1,236	Matthews International Corp. - Cl. A ^		50,441
1,006	McGrath RentCorp.		35,170
589	Monro Muffler Brake, Inc. ^		33,502
1,078	Multi-Color Corp. ^		37,730
2,006	Navigant Consulting, Inc. *		37,432
791	On Assignment, Inc. *		30,525
1,012	Rent-A-Center, Inc.		26,919
2,106	Resources Connection, Inc. ^		29,674
2,114	RPX Corp. *		34,416
1,767	TeleTech Holdings, Inc. *		43,309
709	Weight Watchers International, Inc.		14,563
			1,154,616
	COMPUTERS - 2.8%
769	CACI International, Inc. - Cl. A * ^		56,752
938	Electronics for Imaging, Inc. *		40,625
839	EPAM Systems, Inc. *		27,603
723	iGATE Corp. *		22,803
1,406	Insight Enterprises, Inc. *		35,305
566	j2 Global, Inc.		28,328
751	Lexmark International, Inc. - Cl. A		34,764
791	Manhattan Associates, Inc. *		27,709
1,792	Mentor Graphics Corp.		39,460
595	MTS Systems Corp.		40,752
769	Netscout Systems, Inc. *		28,899
1,192	Super Micro Computer, Inc. *		20,705
1,915	Sykes Enterprises, Inc. *		38,051
363	Synaptics, Inc. * ^		21,787
855	Virtusa Corp. * ^		28,651
			492,194
	COSMETICS/PERSONAL CARE - 0.2%
867	Inter Parfums, Inc.		31,394

	DISTRIBUTION/WHOLESALE - 1.0%
651	Core-Mark Holding Co., Inc.		47,263
180	MWI Veterinary Supply, Inc. * ^		28,012
1,519	Owens & Minor, Inc.		53,211
1,033	United Stationers, Inc.		42,425
			170,911
	DIVERSIFIED FINANCIAL SERVICES - 3.0%
4,391	BGC Partners, Inc.		28,717
778	Cohen & Steers, Inc. ^		31,003
574	Ellie Mae, Inc. * ^		16,554
773	Encore Capital Group, Inc. * ^		35,326
479	Evercore Partners, Inc. - Cl. A		26,465
1,438	Federated Investors, Inc. - Cl. B ^		43,917
384	Financial Engines, Inc. ^		19,500
284	GAMCO Investors, Inc.		22,053
561	Greenhill & Co., Inc.		29,161
2,022	Interactive Brokers Group, Inc. - Cl. A		43,817
2,725	Janus Capital Group, Inc. ^		29,621
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 3.0%
573	MarketAxess Holdings, Inc.		$ 33,933
852	Nelnet, Inc. - Cl. A		34,847
362	Outerwall, Inc. * ^		26,245
464	Portfolio Recovery Associates, Inc. * ^		26,847
162	Virtus Investment Partners, Inc. * ^		28,054
306	WageWorks, Inc. *		17,170
1,411	WisdomTree Investments, Inc. * ^		18,512
231	World Acceptance Corp. * ^		17,343
			529,085
	ELECTRIC - 4.3%
1,234	ALLETE, Inc.		64,686
2,099	Avista Corp. ^		64,334
845	Black Hills Corp.		48,714
1,291	Cleco Corp.		65,299
1,515	El Paso Electric Co.		54,131
2,822	Empire District Electric Co.		68,631
2,250	Hawaiian Electric Industries, Inc.		57,195
1,003	IDACORP, Inc.		55,636
1,317	MGE Energy, Inc.		51,646
1,336	NorthWestern Corp.		63,366
1,270	Otter Tail Corp.		39,103
1,976	PNM Resources, Inc.		53,411
1,489	UIL Holdings Corp.		54,810
			740,962
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
606	Encore Wire Corp.		29,397
435	Littelfuse, Inc. ^		40,733
467	Powell Industries, Inc.		30,262
			100,392
	ELECTRONICS - 4.0%
623	American Science & Engineering, Inc.		41,847
4,428	AVX Corp.		58,361
642	Badger Meter, Inc. ^		35,374
1,908	Benchmark Electronics, Inc. *		43,216
609	Coherent, Inc. *		39,798
521	FARO Technologies, Inc. *		27,613
1,915	II-VI, Inc. *		29,548
560	Measurement Specialties, Inc. *		37,996
366	Methode Electronics, Inc. - Cl. A		11,222
317	OSI Systems, Inc. *		18,976
1,166	Park Electrochemical Corp.		34,828
846	Plexus Corp. *		33,899
1,437	Rofin-Sinar Technologies, Inc. *		34,431
633	Rogers Corp. *		39,512
1,466	Sanmina Corp. *		25,582
944	Taser International, Inc. *		17,266
768	Tech Data Corp. *		46,817
2,335	Vishay Intertechnology, Inc. ^		34,745
815	Watts Water Technologies, Inc. - Cl. A ^		47,832
992	Woodward, Inc.		41,198
			700,061
	ENERGY-ALTERNATE SOURCES - 0.3%
1,669	FutureFuel Corp.		33,881
781	Green Plains Renewable Energy, Inc.		23,399
			57,280
	ENGINEERING & CONSTRUCTION - 0.6%
1,155	Aegion Corp. - Cl. A *		29,233
531	Exponent, Inc.		39,857
983	Tutor Perini Corp. *		28,183
			97,273
	ENTERTAINMENT - 0.6%
495	Bally Technologies, Inc. *		32,804
775	Multimedia Games Holding Co., Inc. *		22,506
2,468	Regal Entertainment Group - Cl. A ^		46,102
			101,412
	ENVIRONMENTAL CONTROL - 0.8%
2,097	Calgon Carbon Corp. *		45,778
619	Clean Harbors, Inc. *		33,915
653	MSA Safety, Inc.		37,221
770	US Ecology, Inc. ^		28,582
			145,496
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	FOOD - 1.9%
675	Annie's, Inc. * ^		$ 27,128
1,212	Chefs' Warehouse, Inc. * ^		25,937
630	Fresh Market, Inc. *		21,168
463	J&J Snack Foods Corp.		44,434
539	Lancaster Colony Corp.		53,587
1,316	Snyders-Lance, Inc.		37,098
1,564	Spartan Stores, Inc. ^		36,300
1,419	Tootsie Roll Industries, Inc. ^		42,486
603	TreeHouse Foods, Inc. *		43,410
			331,548
	FOREST PRODUCTS & PAPER - 0.6%
504	Deltic Timber Corp. ^		32,876
813	Neenah Paper, Inc.		42,048
1,162	PH Glatfelter Co.		31,630
			106,554
	GAS - 0.3%
761	Chesapeake Utilities Corp. ^		48,065

	HAND/MACHINE TOOLS - 0.2%
800	Franklin Electric Co., Inc.		34,016

	HEALTHCARE PRODUCTS - 2.6%
641	Abaxis, Inc. * ^		24,922
1,021	Cantel Medical Corp.		34,428
1,072	CONMED Corp.		46,578
584	Cyberonics, Inc. *		38,106
1,293	Globus Medical, Inc. *		34,381
754	Hanger, Inc. *		25,395
894	Hill-Rom Holdings, Inc.		34,455
625	ICU Medical, Inc. *		37,425
1,219	Masimo Corp. * ^		33,291
1,892	Meridian Bioscience, Inc. ^		41,227
1,907	Merit Medical Systems, Inc. *		27,270
691	Natus Medical, Inc. *		17,828
1,114	STERIS Corp.		53,194
			448,500
	HEALTHCARE SERVICES - 1.9%
695	Acadia Healthcare Co., Inc. *		31,358
961	Amsurg Corp. - Cl. A *		45,244
831	Bio-Reference Labs, Inc. * ^		23,002
964	Health Net, Inc. *		32,786
702	IPC The Hospitalist Co., Inc. * ^		34,454
926	LifePoint Hospitals, Inc. * ^		50,513
816	Magellan Health Services, Inc. *		48,430
2,233	Select Medical Holdings Corp.		27,801
466	WellCare Health Plans, Inc. *		29,600
			323,188
	HOME COMPANIES-DIVERS - 0.2%
2,092	National Bank Holdings Corp. - Cl. A		41,986

	HOME BUILDERS - 1.1%
298	Cavco Industries, Inc. * ^		23,378
987	M/I Homes, Inc. * ^		22,129
912	MDC Holdings, Inc. ^		25,791
588	Meritage Homes Corp. *		24,625
528	Ryland Group, Inc.		21,083
583	Thor Industries, Inc.		35,598
1,462	TRI Pointe Homes, Inc. *		23,728
820	Winnebago Industries, Inc. *		22,460
			198,792
	HOME FURNISHINGS - 0.9%
2,158	Daktronics, Inc.		31,054
1,192	Ethan Allen Interiors, Inc. ^		30,336
1,252	Kimball International, Inc. - Cl. B		22,674
1,118	La-Z-Boy, Inc.		30,298
996	Select Comfort Corp. * ^		18,008
582	Universal Electronics, Inc. *		22,343
			154,713
	HOUSEHOLD PRODUCTS - 0.4%
1,221	Tumi Holdings, Inc. *		27,631
585	WD-40 Co.		45,378
			73,009
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	INSURANCE - 4.2%
1,843	American Equity Investment Life Holding Co.		$ 43,532
777	AMERISAFE, Inc.		34,118
552	AmTrust Financial Services, Inc.		20,761
1,014	FBL Financial Group, Inc.		43,926
1,668	First American Financial Corp.		44,285
1,526	Horace Mann Educators Corp.		44,254
574	Infinity Property & Casualty Corp.		38,820
1,211	Kemper Corp.		47,435
871	Navigators Group, Inc. *		53,471
890	Primerica, Inc.		41,928
1,215	ProAssurance Corp.		54,104
1,064	RLI Corp. ^		47,071
879	Safety Insurance Group, Inc.		47,334
2,186	Selective Insurance Group, Inc.		50,978
625	StanCorp Financial Group, Inc.		41,750
904	Stewart Information Services Corp.		31,758
2,312	Symetra Financial Corp.		45,824
			731,349
	INTERNET - 1.2%
874	Conversant, Inc. * ^		24,603
789	HealthStream, Inc. *		21,066
635	Liquidity Services, Inc. * ^		16,542
1,178	NIC, Inc.		22,747
297	OpenTable, Inc. * ^		22,848
1,114	Perficient, Inc. *		20,186
1,927	Sapient Corp. *		32,875
297	SPS Commerce, Inc. *		18,251
642	Stamps.com, Inc. *		21,546
			200,664
	INVESTMENT COMPANIES - 1.2%
6,829	Fifth Street Finance Corp.		64,602
2,658	Golub Capital BDC, Inc. ^		47,419
1,359	Main Street Capital Corp. ^		44,657
1,870	Triangle Capital Corp. ^		48,414
			205,092
	IRON/STEEL - 0.2%
2,139	Commercial Metals Co.		40,384

	LEISURE TIME - 0.5%
1,577	Interval Leisure Group, Inc.		41,223
791	Life Time Fitness, Inc. *		38,047
			79,270
	LODGING - 0.3%
948	Choice Hotels International, Inc.		43,608

	MACHINERY-CONSTRUCTION & MINING - 0.4%
927	Astec Industries, Inc. ^		40,705
214	Hyster-Yale Materials Handling, Inc. - Cl. A		20,865
			61,570
	MACHINERY-DIVERSIFIED - 1.2%
464	Alamo Group, Inc.		25,209
764	Applied Industrial Technologies, Inc.		36,855
264	Chart Industries, Inc. *		21,001
320	DXP Enterprises, Inc. *		30,378
835	Gorman-Rupp Co.		26,545
427	Lindsay Corp. ^		37,653
536	Tennant Co.		35,172
			212,813
	MEDIA - 0.4%
944	Meredith Corp.		43,830
822	Sinclair Broadcast Group, Inc.		22,268
			66,098
	METAL FABRICATE & HARDWARE - 1.2%
370	CIRCOR International, Inc.		27,132
1,508	Mueller Industries, Inc.		45,225
2,704	Mueller Water Products, Inc.		25,688
676	RBC Bearings, Inc. * ^		43,061
735	Sun Hydraulics Corp.		31,833
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	METAL FABRICATE & HARDWARE (Continued) - 1.2%
905	Worthington Industries, Inc.		$ 34,616
			207,555
	MINING - 0.8%
320	Compass Minerals International, Inc.		26,406
717	Kaiser Aluminum Corp.		51,208
883	Materion Corp.		29,960
658	US Silica Holdings, Inc. ^		25,116
			132,690
	MISCELLANEOUS MANUFACTURING - 3.4%
323	American Railcar Industries, Inc. ^		22,620
673	AZZ, Inc. ^		30,070
1,092	Barnes Group, Inc.		42,009
2,844	Blount International, Inc. *		33,844
739	CLARCOR, Inc.		42,382
419	EnPro Industries, Inc. *		30,449
989	GP Strategies Corp. *		26,930
1,404	Hillenbrand, Inc.		45,391
1,198	John Bean Technologies Corp.		37,018
715	Movado Group, Inc. ^		32,568
1,426	Myers Industries, Inc.		28,406
534	Park-Ohio Holdings Corp. *		29,984
666	Polypore International, Inc. *		22,784
329	Proto Labs, Inc. * ^		22,263
1,040	Raven Industries, Inc.		34,060
1,853	Smith & Wesson Holding Corp. * ^		27,091
715	Standex International Corp.		38,310
448	Sturm Ruger & Co., Inc. ^		26,790
1,010	Tredegar Corp.		23,240
			596,209
	OFFICE FURNISHINGS - 0.6%
892	HNI Corp.		32,612
1,559	Interface, Inc.		32,037
2,103	Knoll, Inc. ^		38,254
			102,903
	OIL & GAS - 0.7%
504	Bonanza Creek Energy, Inc. *		22,378
1,740	Northern Oil and Gas, Inc. * ^		25,439
528	Rosetta Resources, Inc. *		24,594
690	Stone Energy Corp. * ^		28,959
1,916	Synergy Resources Corp. * ^		20,597
			121,967
	OIL & GAS SERVICES - 1.5%
1,136	C&J Energy Services, Inc. *		33,126
157	CARBO Ceramics, Inc.		21,664
1,205	Flotek Industries, Inc. * ^		33,559
1,380	Forum Energy Technologies, Inc. *		42,752
308	Geospace Technologies Corp. * ^		20,380
761	Hornbeck Offshore Services, Inc. *		31,817
616	Matrix Service Co. *		20,808
2,838	Newpark Resources, Inc. * ^		32,495
1,738	Tesco Corp. *		32,153
			268,754
	PACKAGING & CONTAINERS - 0.2%
765	Greif, Inc. - Cl. A*		40,155

	PHARMACEUTICALS - 0.8%
1,248	Akorn, Inc. *		27,456
307	Anika Therapeutics, Inc. *		12,618
473	Natural Grocers by Vitamin Cottage, Inc. * ^		20,651
804	Neogen Corp. * ^		36,140
948	Prestige Brands Holdings, Inc. *		25,833
285	USANA Health Sciences, Inc. - Cl. A*		21,472
			144,170
COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	PIPELINES - 0.2%
1,001	Primoris Services Corp.		$ 30,010

	PRIVATE EQUITY - 0.2%
2,642	Hercules Technology Growth Capital, Inc.		37,173

	REAL ESTATE - 0.4%
755	Alexander & Baldwin, Inc.		32,133
962	HFF, Inc. - Cl. A *		32,333
			64,466
	RETAIL - 8.1%
1,909	American Eagle Outfitters, Inc.		23,366
976	ANN, Inc. *		40,484
588	Asbury Automotive Group, Inc. *		32,522
1,654	Ascena Retail Group, Inc. *		28,581
101	Biglari Holdings, Inc. *		49,236
761	BJ's Restaurants, Inc. * ^		24,892
798	Buckle, Inc. ^		36,548
183	Buffalo Wild Wings, Inc. *		27,249
616	Casey's General Stores, Inc.		41,635
702	Cash America International, Inc. ^		27,181
1,281	Cato Corp. - Cl. A		34,638
954	Cheesecake Factory, Inc.		45,439
582	Chuy's Holdings, Inc. * ^		25,107
320	Conn's, Inc. * ^		12,432
419	Cracker Barrel Old Country Store, Inc.		40,744
5,169	Denny's Corp. *		33,237
435	DineEquity, Inc. ^		33,960
1,318	Express, Inc. *		20,930
564	First Cash Financial Services, Inc. * ^		28,459
589	Five Below, Inc. *		25,021
776	Francesca's Holdings Corp. * ^		14,077
1,869	Fred's, Inc. - Cl. A		33,661
470	Genesco, Inc. * ^		35,048
603	Group 1 Automotive, Inc. ^		39,593
1,101	Guess?, Inc.		30,388
884	Haverty Furniture Co., Inc.		26,255
658	Hibbett Sports, Inc. * ^		34,795
520	Jos A Bank Clothiers, Inc. *		33,436
928	Krispy Kreme Doughnuts, Inc. *		16,453
405	Lithia Motors, Inc. - Cl. A		26,916
220	Lumber Liquidators Holdings, Inc. *		20,636
482	Mattress Firm Holding Corp. *		23,054
846	Papa John's International, Inc.		44,085
1,232	PC Connection, Inc.		25,034
1,258	Pier 1 Imports, Inc.		23,751
824	Popeyes Louisiana Kitchen, Inc. *		33,487
372	Red Robin Gourmet Burgers, Inc. *		26,665
1,212	Rush Enterprises, Inc. - Cl. A * ^		39,366
843	Sears Hometown and Outlet Stores, Inc. *		19,937
1,475	Shoe Carnival, Inc.		33,984
1,448	Sonic Automotive, Inc. - Cl. A		32,551
1,622	Sonic Corp. *		36,965
1,730	Texas Roadhouse, Inc. - Cl. A		45,118
1,071	Vera Bradley, Inc. * ^		28,906
598	Vitamin Shoppe, Inc. *		28,417
1,095	Zumiez, Inc. *		26,543
			1,410,782
	SAVINGS & LOANS - 1.9%
3,121	Astoria Financial Corp. ^		43,132
221	BofI Holding, Inc. *		18,951
5,800	Capitol Federal Financial, Inc.		72,790
1,886	EverBank Financial Corp. ^		37,211
1,272	Flagstar Bancorp, Inc. *		28,264
3,907	Northwest Bancshares, Inc.		57,042
2,255	Provident Financial Services, Inc.		41,424
1,567	Washington Federal, Inc.		36,511
			335,325

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	SEMICONDUCTORS - 2.3%
546	Ambarella, Inc. * ^		$ 14,584
5,543	Amkor Technology, Inc. *		38,025
751	Cabot Microelectronics Corp. *		33,044
997	Cirrus Logic, Inc. * ^		19,810
3,262	Entegris, Inc. *		39,503
594	Hittite Microwave Corp.		37,446
1,555	MKS Instruments, Inc.		46,479
790	Monolithic Power Systems, Inc. *		30,628
1,218	OmniVision Technologies, Inc. *		21,559
3,297	Photronics, Inc. * ^		28,123
447	Power Integrations, Inc.		29,404
1,125	Semtech Corp. *		28,508
616	Silicon Laboratories, Inc. *		32,186
			399,299
	SOFTWARE - 2.7%
832	Acxiom Corp. *		28,617
998	Blackbaud, Inc.		31,237
417	Computer Programs & Systems, Inc.		26,938
1,426	CSG Systems International, Inc. ^		37,133
1,378	Ebix, Inc. ^		23,522
506	Envestnet, Inc. *		20,331
793	Fair Isaac Corp.		43,869
298	Interactive Intelligence Group, Inc. *		21,605
1,115	Monotype Imaging Holdings, Inc.		33,606
1,045	Omnicell, Inc. *		29,908
1,537	PDF Solutions, Inc. *		27,927
613	Pegasystems, Inc.		21,651
1,919	Progress Software Corp. *		41,834
1,147	RealPage, Inc. *		20,830
583	Synchronoss Technologies, Inc. * ^		19,991
414	SYNNEX Corp. * ^		25,093
1,266	Tangoe, Inc. * ^		23,535
			477,627
	STORAGE/WAREHOUSING - 0.2%
1,686	Wesco Aircraft Holdings, Inc. *		37,109

	TELECOMMUNICATIONS - 2.1%
2,162	8x8, Inc. *		23,371
1,116	ADTRAN, Inc.		27,242
604	Atlantic Tele-Network, Inc.		39,816
612	CalAmp Corp. *		17,057
2,208	Consolidated Communications Holdings, Inc. ^		44,182
1,533	Ixia *		19,163
935	NETGEAR, Inc. *		31,538
764	NeuStar, Inc. - Cl. A * ^		24,838
756	Plantronics, Inc.		33,604
392	RigNet, Inc. *		21,101
747	Shenandoah Telecommunications Co. ^		24,121
4,648	Vonage Holdings Corp. *		19,847
1,349	West Corp.		32,282
			358,162
	TEXTILES - 0.4%
638	G&K Services, Inc. - Cl. A		39,027
336	UniFirst Corp.		36,940
			75,967

COMPASS EMP U.S. SMALL CAP 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	TRANSPORTATION - 3.4%
611	Atlas Air Worldwide Holdings, Inc. *		$ 21,550
526	Bristow Group, Inc.		39,724
1,203	CAI International, Inc. * ^		29,678
1,229	Celadon Group, Inc. ^		29,545
717	Con-way, Inc.		29,454
1,142	Era Group, Inc. *		33,472
958	Forward Air Corp.		44,173
1,415	Heartland Express, Inc. ^		32,106
911	Hub Group, Inc. - Cl. A *		36,431
2,033	Knight Transportation, Inc.		47,023
831	Landstar System, Inc.		49,212
1,675	Marten Transport Ltd.		36,046
1,092	Matson, Inc.		26,961
1,084	Roadrunner Transportation Systems, Inc. * ^		27,360
662	Saia, Inc. *		25,295
787	Tidewater, Inc.		38,264
2,049	Werner Enterprises, Inc.		52,270
			598,564
	TRUCKING & LEASING - 0.4%
512	GATX Corp.		34,755
719	TAL International Group, Inc. ^		30,824
			65,579
	WATER - 0.2%
1,140	American States Water Co.		36,811

	TOTAL COMMON STOCK (Cost - $15,864,294)		17,214,547

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUND - 0.7%
124,223	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		124,223
	TOTAL SHORT-TERM INVESTMENTS (Cost - $124,223)

	COLLATERAL FOR SECURITIES LOANED - 19.5%
3,396,898	Mount Vernon Securities Lending Prime Portfolio		3,396,898
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $3,396,898)

	TOTAL INVESTMENTS - 119.1% (Cost- $19,385,415) (a)		$ 20,735,668
	LIABILITIES IN EXCESS OF OTHER ASSETS - (19.1) %		(3,336,753)
	NET ASSETS - 100.0%		$ 17,398,915

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
^ All or a portion of this security is on loan.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,385,198 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,575,283
	Unrealized depreciation		(224,813)
	Net unrealized appreciation		$ 1,350,470

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
2	Russell Mini Future, Mar 2014	$ 234,100	$ (2,960)
	TOTAL LONG FUTURES CONTRACTS

COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 98.6%
	ADVERTISING - 0.6%
1,616	JCDecaux SA		$ 70,818
735	Publicis Groupe SA		66,436
3,304	WPP PLC		68,139
			205,393
	AEROSPACE/DEFENSE - 1.2%
841	Airbus Group		60,264
10,000	IHI Corp.		42,156
8,311	Meggitt PLC		66,495
1,115	Safran SA		77,286
1,256	Thales SA		83,320
2,344	Zodiac Aerospace		82,868
			412,389
	AGRICULTURE - 0.5%
1,664	British American Tobacco PLC		92,534
1,935	Japan Tabacco, Inc.		60,898
			153,432
	AIRLINES - 0.5%
1,300	Japan Airlines Co. Ltd.		64,148
12,000	Singapore Airlines Ltd.		99,897
			164,045
	APPAREL - 1.2%
2,341	Burberry Group PLC		54,446
348	Christian Dior SA		67,031
232	Hermes International		77,255
752	Hugo Boss AG		100,103
362	LVMH Moet Hennessy Louis Vuitton SA		65,836
6,552	Prada SpA		51,270
			415,941
	AUTO MANUFACTURERS - 2.3%
659	Bayerische Motoren Werke AG		83,218
30,000	Brilliance China Automotive Holdings Ltd.		45,868
2,953	Daihatsu Motor Co. Ltd.		52,291
717	Daimler AG		67,783
1,763	Fuji Heavy Industries Ltd.		47,813
2,536	Hino Motors Ltd.		37,714
1,702	Honda Motor Co. Ltd.		60,078
6,319	Isuzu Motors Ltd.		36,398
10,000	Mazda Motor Corp.		44,488
6,443	Nissan Motor Co. Ltd.		57,577
507	Renault SA		49,293
1,115	Scania AB - Cl. B		32,700
1,871	Suzuki Motor Corp.		48,960
1,161	Toyota Motor Corp.		65,702
265	Volkswagen AG		67,206
			797,089
	AUTO PARTS & EQUIPMENT - 2.3%
1,490	Aisin Seiki Co. Ltd.		53,912
860	Autoliv, Inc. ^		86,301
1,487	Bridgestone Corp.		52,865
533	Cie Generale des Etablissements Michelin		66,690
275	Continental AG		65,914
1,161	Denso Corp.		55,800
9,779	GKN PLC		63,633
800	Magna International, Inc.		77,035
2,000	NGK Insulators Ltd.		41,768
2,962	Pirelli & C. SpA		46,541
3,304	Sumitomo Electric Industries Ltd.		49,295
1,305	Toyota Industries Corp.		62,873
365	Valeo SA		51,440
			774,067
	BANKS - 8.5%
2,629	Australia & New Zealand Banking Group Ltd.		80,561
7,024	Banco Santander SA		67,003
11,778	Bank Hapoalim BM		67,162
17,600	Bank of East Asia Ltd.		68,747
1,700	Bank of Montreal		113,919
1,900	Bank of Nova Scotia		110,227
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	BANKS (Continued) - 8.5%
11,418	Bank of Yokohama Ltd.		$ 57,118
5,146	Bankinter SA		41,422
797	BNP Paribas SA		61,505
33,000	BOC Hong Kong Holdings Ltd.		94,017
7,396	CaixaBank SA		47,606
1,400	Canadian Imperial Bank of Commerce		120,859
1,181	Commonwealth Bank of Australia		84,771
2,020	Credit Suisse Group AG		65,367
2,395	Danske Bank A/S		66,759
8,616	DBS Group Holdings Ltd.		110,774
3,396	DNB ASA		59,048
6,800	Hang Seng Bank Ltd.		108,262
8,868	HSBC Holdings PLC		89,817
10,197	Mitsubishi UFJ Financial Group, Inc.		56,160
32,045	Mizuho Financial Group, Inc.		63,499
2,508	National Australia Bank Ltd.		82,433
2,900	National Bank of Canada		116,531
7,341	Natixis		53,940
4,771	Nordea Bank AB		67,533
13,769	Oversea-Chinese Banking Corp. Ltd.		104,113
12,690	Resona Holdings, Inc.		61,509
1,700	Royal Bank of Canada		112,271
4,921	Skandinaviska Enskilda Banken AB		67,418
3,118	Standard Chartered PLC		65,161
1,339	Sumitomo Mitsui Financial Group, Inc.		57,345
9,024	Sumitomo Mitsui Trust Holdings, Inc.		40,847
1,358	Svenska Handelsbanken AB		68,011
2,422	Swedbank AB		64,869
2,700	Toronto-Dominion Bank		126,890
5,753	United Overseas Bank Ltd.		99,032
2,464	Westpac Banking Corp.		78,931
			2,901,437
	BEVERAGES - 1.6%
674	Anheuser-Busch InBev NV		70,695
669	Carlsberg A/S		66,564
2,422	Coca-Cola HBC AG		60,327
2,473	Diageo PLC		76,729
1,118	Heineken NV		77,848
4,000	Kirin Holdings Co. Ltd.		55,561
639	Pernod Ricard SA		74,422
1,488	SABMiller PLC		74,300
			556,446
	BIOTECHNOLOGY - 0.2%
1,065	CSL Ltd.		68,666

	BUILDING MATERIALS - 1.5%
1,017	Cie de St-Gobain		61,466
800	Daikin Industries Ltd.		44,931
216	Geberit AG		70,778
841	Holcim Ltd.		69,679
800	Imerys SA		71,175
718	Lafarge SA		56,111
1,800	LIXIL Group Corp.		49,760
17	Sika AG		69,578
			493,478
	CHEMICALS - 4.1%
700	Agrium, Inc.		68,376
664	Air Liquide SA		89,982
590	Arkema SA		66,845
8,390	Asahi Kasei Corp.		57,210
700	BASF SE		77,841
438	Brenntag AG		81,288
202	EMS-Chemie Holding AG		76,307
1,757	Evonik Industries AG		68,485
48	Givaudan SA		74,268
4,089	Israel Chemicals Ltd.		35,725
1,481	Johnson Matthey PLC		80,765
896	Koninklijke DSM NV		61,519
453	Linde AG		90,659
12,200	Mitsubishi Chemical Holdings Corp.		50,838
671	Nitto Denko Corp.		32,211
1,548	Novozymes A/S - Cl. B		68,096
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	CHEMICALS (Continued) - 4.1%
1,300	Potash Corp of Saskatchewan, Inc.		$ 47,102
994	Shin-Etsu Chemical Co. Ltd.		56,946
446	Solvay SA		70,048
205	Syngenta AG		77,568
1,407	Yara International ASA		62,182
			1,394,261
	COMMERCIAL SERVICES - 3.3%
3,725	Abertis Infraestructuras SA		85,099
694	Adecco SA		57,774
2,020	Aggreko PLC		50,550
3,194	Ashtead Group PLC		50,641
2,702	Atlantia SpA		69,456
3,399	Babcock International Group PLC		76,332
7,701	Brambles Ltd.		66,098
3,290	Bunzl PLC		87,542
2,463	Bureau Veritas SA		75,550
3,961	Capita PLC		72,377
6,000	Dai Nippon Printing Co. Ltd.		57,640
1,859	Edenred		58,355
1,612	Intertek Group PLC		82,561
1,000	Secom Co. Ltd.		57,756
36	SGS SA		88,788
774	Sodexo		81,216
			1,117,735
	COMPUTERS - 0.8%
842	AtoS		76,165
854	Cap Gemini SA		64,680
1,500	CGI Group, Inc. *		46,385
431	Gemalto NV		50,221
1,600	Nomura Research Institute Ltd.		50,665
			288,116
	COSMETICS - 0.8%
932	Beiersdorf AG		90,948
1,662	Kao Corp.		59,038
458	L'Oreal SA		75,562
900	Unicharm Corp.		48,195
			273,743
	DISTRIBUTION/WHOLESALE - 1.4%
4,985	ITOCHU Corp.		58,396
1,423	Jardine Cycle & Carriage Ltd.		51,288
40,000	Li & Fung Ltd.		59,094
9,597	Marubeni Corp.		64,601
3,840	Mitsubishi Corp.		71,466
4,773	Mitsui & Co. Ltd.		67,643
5,146	Sumitomo Corp.		65,631
1,809	Toyota Tsusho Corp.		46,038
			484,157
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
6,049	Aberdeen Asset Management PLC		39,361
1,544	ARA Asset Management Ltd.		2,265
2,640	ASX Ltd.		88,264
2,700	CI Financial Corp.		85,303
5,000	Daiwa Securities Group, Inc.		43,613
883	Deutsche Boerse AG		70,308
2,266	Hargreaves Lansdown PLC		55,081
5,571	Hong Kong Exchanges and Clearing Ltd.		84,458
1,700	IGM Financial, Inc.		80,310
8,259	Investec PLC		66,754
1,400	Japan Exchange Group, Inc.		34,242
1,437	Julius Baer Group Ltd.		63,807
2,108	London Stock Exchange Group PLC		69,235
1,104	Macquarie Group Ltd.		59,280
7,250	Nomura Holdings, Inc.		46,620
20,552	Old Mutual PLC		68,905
2,769	ORIX Corp. *		39,081
212	Partners Group Holding AG		59,605
1,404	Schroders PLC		60,813
			1,117,305
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	ELECTRIC - 3.0%
5,698	AGL Energy Ltd.		$ 80,173
18,000	China Resources Power Holdings Co. Ltd.		46,873
18,500	CLP Holdings Ltd.		139,517
17,535	EDP - Energias de Portugal SA		81,472
1,563	Electricite de France		61,860
1,791	Endesa SA *		64,490
3,312	Fortum OYJ		75,321
12,296	Iberdrola SA		86,026
10,000	Power Assets Holdings Ltd.		86,695
776	Red Electrica Corp SA		63,104
3,519	SSE PLC		86,184
18,134	Terna Rete Elettrica Nazionale SpA		97,177
2,811	Verbund AG		57,845
			1,026,737

	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
6,739	Hitachi Ltd.		49,880
1,266	Legrand SA		78,688
675	Leoni AG		59,868
			188,436
	ELECTRONICS - 1.0%
1,961	Hoya Corp.		61,201
72	Keyence Corp.		29,772
1,130	Kyocera Corp.		51,072
500	Murata Manufacturing Co. Ltd.		47,280
1,100	Omron Corp.		45,517
2,707	Rexel SA		71,058
12,000	Toshiba Corp.		50,937
			356,837
	ENERGY-ALTERNATE SOURCES - 0.2%
23,058	Enel Green Power SpA		64,769

	ENGINEERING & CONSTRUCTION - 2.5%
761	Aeroports de Paris		94,935
13,000	Cheung Kong Infrastructure Holdings Ltd.		82,956
30,000	China State Construction International Holdings Ltd.		50,818
3,661	Ferrovial SA		79,348
1,148	Fraport AG Frankfurt Airport Services Worldwide		85,792
600	Hochtief AG		54,498
1,628	JGC Corp.		56,770
23,913	SembCorp Industries Ltd.		104,383
25,541	Singapore Technologies Engineering Ltd.		77,575
3,745	Skanska AB		88,061
969	Vinci SA		72,001
			847,137
	ENTERTAINMENT - 0.5%
72,246	Genting Singapore PLC		76,686
540	Oriental Land Co. Ltd.		82,351
			159,037
	ENVIRONMENTAL CONTROL - 0.1%
24,000	China Everbright International Ltd.		32,858

	FOOD - 5.4%
1,071	Aryzta AG		94,675
1,460	Associated British Foods PLC		67,693
64	Barry Callebaut AG		86,347
1,579	Carrefour SA		61,144
596	Casino Guichard Perrachon SA		70,958
1,140	Colruyt SA		62,850
9,000	Dairy Farm International Holdings Ltd.		87,660
1,190	Danone SA		84,190
642	Delhaize Group SA		46,942
1,100	George Weston Ltd.		82,064
2,067	ICA Gruppen AB *		74,866
14,523	J Sainsbury PLC		76,536
3,320	Jeronimo Martins SGPS SA		55,735
3,857	Koninklijke Ahold NV		77,509
2	Lindt & Spruengli AG		117,827
1,700	Loblaw Cos. Ltd.		72,239
1,355	Nestle SA		102,066
1,900	Saputo, Inc.		95,869
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	FOOD (Continued) - 5.4%
1,626	Seven & I Holdings Co. Ltd.		$ 62,292
2,145	Unilever PLC		91,585
30,022	Wilmar International Ltd.		82,592
18,219	WM Morrison Supermarkets PLC		64,698
2,766	Woolworths Ltd.		91,579
917	Yakult Honsha Co Ltd.		46,139
			1,856,055
	FOOD SERVICE - 0.3%
5,909	Compass Group PLC		90,141

	FOREST PRODUCTS - 0.5%
2,855	Mondi PLC		49,931
1,811	Smurfit Kappa Group PLC		43,881
2,175	Svenska Cellulosa AB SCA		63,888
			157,700
	GAS - 2.3%
5,000	Beijing Enterprises Holdings Ltd.		44,798
2,100	Canadian Utilities Ltd.		78,258
14,452	Centrica PLC		79,439
26,000	China Gas Holdings Ltd.		40,623
16,000	China Resources Gas Group Ltd.		50,947
2,265	Enagas SA		68,915
2,276	Gas Natural SDG SA		64,026
43,000	Hong Kong & China Gas Co. Ltd.		93,793
8,281	National Grid PLC		113,486
15,262	Snam SpA		89,401
13,087	Tokyo Gas Co. Ltd.		66,611
			790,297
	HAND/MACHINE TOOLS - 0.7%
813	Makita Corp.		44,776
4,108	Sandvik AB		57,927
494	Schindler Holding AG		72,856
198	SMC Corp.		52,361
			227,920
	HEALTHCARE PRODUCTS - 1.2%
758	Coloplast A/S - Cl. B		61,357
654	Essilor International SA		65,983
1,988	Getinge AB - Cl. B		55,575
1,303	Luxottica Group SpA		75,393
6,711	Smith & Nephew PLC		101,704
2,132	Terumo Corp.		46,658
			406,670
	HEALTHCARE SERVICES - 0.6%
945	Fresenius Medical Care AG & Co. KGaA		65,971
494	Fresenius SE & Co. KGaA		77,348
1,294	Ramsay Health Care Ltd.		57,728
			201,047
	HOLDINGS COMPANIES - 1.8%
96	Bollore SA		60,899
14,000	China Merchants Holdings International Co. Ltd.		48,098
1,378	GEA Group AG		63,019
6,000	Hutchison Whampoa Ltd		79,437
800	Jardine Matheson Holdings Ltd.		50,464
1,500	Jardine Strategic Holdings Ltd.		53,790
12,838	Keppel Corp. Ltd.		111,160
8,500	Swire Pacific Ltd.		99,112
9,000	Wharf Holdings Ltd.		57,547
			623,526
	HOME BUILDERS - 0.7%
6,251	Barratt Developments PLC		42,989
3,000	Daiwa House Industry Co. Ltd.		51,025
2,099	Persimmon PLC		47,103
4,449	Sekisui House Ltd.		55,359
23,430	Taylor Wimpey PLC		46,016
			242,492
	HOME FURNISHINGS - 0.1%
13,000	Haier Electronics Group Co. Ltd.		35,194

	HOUSEHOLD PRODUCTS - 0.2%
926	Reckitt Benckiser Group PLC		75,447
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	INSURANCE - 6.9%
3,006	Admiral Group PLC		$ 71,566
7,128	Aegon NV		65,461
1,741	Ageas		77,616
14,800	AIA Group Ltd.		70,212
454	Allianz SE		76,779
14,370	AMP Ltd.		66,331
2,274	AXA SA		59,128
3,184	CNP Assurances		67,451
17047	Direct Line Insurance Group PLC		67,499
3018	Gjensidige Forsikring ASA		61,397
3,400	Great-West Lifeco, Inc.		93,864
1,040	Hannover Rueckversicherung SE		93,073
13,274	Insurance Australia Group Ltd.		68,531
19,214	Legal & General Group PLC		65,573
3,700	Manulife Financial Corp.		71,539
13,728	Mapfre SA		57,899
5,082	Mediolanum SpA		47,981
383	Muenchener Rueckversicherungs AG		83,723
1,800	NKSJ Holdings, Inc.		46,368
3,400	Power Corp. of Canada		93,094
3,000	Power Financial Corp.		93,096
2,693	Prudential PLC		56,953
1,565	Sampo - Cl. A		81,213
2,633	SCOR SE		92,178
3,267	Sony Financial Holdings, Inc.		53,630
4,765	St James's Place PLC		65,540
10,167	Standard Life PLC		63,988
926	Swiss Re AG		85,892
3,500	T&D Holdings, Inc.		41,714
2,509	Talanx AG		90,171
1,800	Tokio Marine Holdings, Inc.		54,166
1,184	Vienna Insurance Group AG		58,406
317	Zurich Insurance Group AG		97,378
			2,339,410
	INTERNET - 0.5%
385	ASOS PLC *		33,281
164	Iliad SA		47,310
1,451	United Internet AG		68,167
6,300	Yahoo Japan Corp.		30,965
			179,723
	INVESTMENT COMPANIES - 0.5%
1,359	Exor SpA		61,026
1,157	Pargesa Holding SA		100,182
			161,208
	IRON/STEEL - 0.6%
8,395	Fortescue Metals Group Ltd.		40,852
2,400	JFE Holdings, Inc.		45,296
19,000	Nippon Steel & Sumitomo Metal Corp.		52,045
1,399	Voestalpine AG		61,521
			199,714
	LEISURE TIME - 0.2%
653	Shimano, Inc.		65,776

	LODGING - 1.1%
12,124	City Developments Ltd.		97,362
3,485	Crown Resorts Ltd.		53,719
4,000	Galaxy Entertainment Group Ltd. *		34,781
2,125	Intercontinental Hotels Group PLC		68,270
14,000	SJM Holdings Ltd.		39,345
985	Whitbread PLC		68,348
			361,825
	MACHINERY CONSTRUCTION & MINING - 0.4%
2,129	Atlas Copco AB - Cl. A		61,289
2,470	Komatsu Ltd.		51,295
3,679	Mitsubishi Electric Corp.		41,525
			154,109
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	MACHINERY DIVERSIFIED - 1.5%
1,674	Alstom SA		$ 45,730
297	FANUC Corp.		52,520
1,672	Hexagon AB - Cl. B		56,692
11,000	Kawasaki Heavy Industries Ltd.		40,602
1,604	Kone OYJ - Cl. B		67,297
3,558	Kubota Corp.		47,244
8,000	Mitsubishi Heavy Industries Ltd.		46,391
1,534	Weir Group PLC		64,858
5,079	Zardoya Otis SA		86,525
			507,859
	MEDIA - 1.8%
811	Axel Springer AG		51,927
3,775	British Sky Broadcasting Group PLC		57,461
4,301	Daily Mail & General Trust PLC		62,313
18,301	ITV PLC		58,429
910	ProSiebenSat.1 Media AG		41,666
4,235	Reed Elsevier NV		91,555
6,300	Reed Elsevier PLC		96,211
3,300	Shaw Communications, Inc. - Cl. B		78,935
3,233	Wolters Kluwer NV		91,260
			629,757
	METAL FABRICATE - 0.4%
1,410	Assa Abloy AB - Cl. B		74,920
934	Vallourec SA		50,727
			125,647
	MINING - 1.1%
2,990	Antofagasta PLC		41,649
2,242	BHP Billiton Ltd.		75,789
2,200	Cameco Corp.		50,450
2,300	First Quantum Minerals Ltd.		42,637
2,235	Orica Ltd.		45,327
1,200	Silver Wheaton Corp.		27,268
3,908	Sumitomo Metal Mining Co. Ltd.		49,196
1,900	Teck Resources Ltd.		41,075
			373,391
	MISCELLANEOUS MANUFACTURING - 1.2%
2,350	Alfa Laval AB		63,448
1,776	FUJIFILM Holdings Corp.		47,803
2,456	IMI PLC		59,700
2,500	Nikon Corp.		40,359
563	Siemens AG		75,814
3,163	Smiths Group PLC		67,077
1,081	Wartsila OYJ Abp		58,748
			412,949
	OFFICE/BUSINESS EQUIPMENT - 0.3%
2,383	Canon, Inc.		73,863
3,900	Ricoh Co. Ltd.		45,080
			118,943
	OIL & GAS - 3.5%
3,000	ARC Resources Ltd.		82,767
3,098	BG Group PLC		57,719
12,701	BP PLC		101,641
1,900	Canadian Natural Resources Ltd.		73,008
5,000	Canadian Oil Sands Ltd.		105,010
694	Fuchs Petrolub SE		61,209
2,800	Husky Energy, Inc.		84,124
1,900	Imperial Oil Ltd.		88,622
4,700	Inpex Corp.		61,130
11,700	JX Holdings, Inc.		56,483
24,000	Kunlun Energy Co. Ltd.		40,159
8,594	Oil Search Ltd.		67,390
5,454	Santos Ltd.		68,247
2,765	Statoil ASA		78,049
1,425	Total SA		93,490
2,502	Woodside Petroleum Ltd.		90,491
			1,209,539
	OIL & GAS SERVICES - 0.3%
1,811	Petrofac Ltd.		43,418
504	Technip SA		52,037
			95,455
	PACKAGING - 0.2%
7,844	Amcor Ltd.		75,542
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	PHARMACEUTICALS - 4.3%
632	Actelion Ltd.		$ 59,874
1,503	AstraZeneca PLC		97,137
558	Bayer AG		75,509
2,071	Chugai Pharmaceutical Co. Ltd.		53,007
3,300	Daiichi Sankyo Co. Ltd.		55,711
2,096	Eisai Co. Ltd.		81,804
69	Galenica AG		66,813
3,771	GlaxoSmithKline PLC		100,058
1,062	Grifols SA		58,221
413	Merck KGaA		69,589
5,773	Mitsubishi Tanabe Pharma Corp.		80,917
1,294	Novartis AG		109,847
1,387	Novo Nordisk A/S - Cl. B		63,190
450	Ono Pharmaceutical Co. Ltd.		39,077
2,059	Otsuka Holdings Co. Ltd.		61,740
299	Roche Holding AG		89,683
678	Sanofi		70,722
2,455	Shionogi & Co. Ltd.		45,618
1,264	Shire PLC		62,061
884	Taisho Pharmaceutical Holdings Co. Ltd.		71,355
771	UCB SA		61,762
			1,473,695
	PIPELINES - 0.6%
2,500	Pembina Pipeline Corp.		95,089
2,300	TransCanada Corp.		104,841
			199,930
	REAL ESTATE - 3.7%
2,200	Brookfield Asset Management, Inc.		89,758
37,776	CapitaLand Ltd.		86,803
5,000	Cheung Kong Holdings Ltd.		82,892
20,000	China Overseas Land & Investment Ltd.		51,823
20,000	China Resources Land Ltd.		43,882
678	Daito Trust Construction Co. Ltd.		62,900
29,199	Global Logistic Properties Ltd.		61,523
23,000	Hang Lung Properties Ltd.		66,120
13,000	Henderson Land Development Co. Ltd.		75,834
11,000	Hongkong Land Holdings Ltd.		71,170
2,700	Hulic Co. Ltd.		37,084
1,572	Mitsubishi Estate Co. Ltd.		37,349
1,571	Mitsui Fudosan Co. Ltd.		48,053
53,000	New World Development Co. Ltd.		53,293
17,666	New World Development Co. Ltd. - Rights		3,644
19,500	Shimao Property Holdings Ltd.		42,735
46,000	Sino Land Co. Ltd.		67,603
1,417	Sumitomo Realty & Development Co. Ltd.		55,634
8,000	Sun Hung Kai Properties Ltd.		97,975
24,000	Swire Properties Ltd.		68,376
17,000	Wheelock & Co. Ltd.		66,404
			1,270,855
	REITS - 0.0%
6,008	OUE Hospitality Trust		4,037

	RETAIL - 3.8%
800	Alimentation Couche Tard, Inc. - Cl. B		64,807
35,000	Belle International Holdings Ltd.		34,878
900	Canadian Tire Corp. Ltd. - Cl. A		84,993
18,000	China Resources Enterprise Ltd.		50,818
24,000	Chow Tai Fook Jewellery Group Ltd.		37,808
694	Cie Financiere Richemont SA		66,297
100	Fast Retailing Co. Ltd.		36,362
1,542	Hennes & Mauritz AB		65,623
508	Inditex SA		76,249
10,661	Kingfisher PLC		74,900
1,074	Lawson, Inc.		76,155
810	Lululemon Athletica, Inc. *		42,598
8,003	Marks & Spencer Group PLC		60,242
649	Next PLC		71,413
724	Pandora A/S		47,913
900	Shoppers Drug Mart Corp.		49,603
3,469	Sports Direct International PLC		49,276
108	Swatch Group AG		67,722
1,800	Tim Hortons, Inc.		99,712
2,054	Travis Perkins PLC		64,551
2,211	Wesfarmers Ltd.		84,414
			1,306,334
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	SEMICONDUCTORS - 0.7%
2,982	ARM Holdings PLC		$ 49,616
667	ASML Holding NV		61,806
751	Avago Technologies Ltd.		48,372
5,405	Infineon Technologies AG		64,530
			224,324
	SHIPBUILDING - 0.3%
27,978	SembCorp Marine Ltd.		90,094

	SOFTWARE - 0.9%
1,952	Amadeus IT Holding SA - Cl. A		81,117
1,043	Check Point Software Technologies Ltd. * ^		70,538
546	Dassault Systemes SA		63,997
2,800	GungHo Online Entertainment, Inc.		15,312
979	SAP AG		79,288
			310,252
	TELECOMMUNICATIONS - 4.1%
2,500	BCE, Inc.		107,865
1,870	Belgacom SA		58,585
12,607	BT Group PLC		79,765
10,000	China Mobile Ltd.		91,529
48,000	China Unicom Hong Kong Ltd.		63,116
2,208	Eutelsat Communications SA		75,017
714	KDDI Corp.		41,446
1,149	Nippon Telegraph & Telephone Corp.		62,712
4,600	NTT DOCOMO, Inc.		72,742
1,600	Rogers Communications, Inc. - Cl. B		66,409
28,009	Singapore Telecommunications Ltd.		81,286
479	Softbank Corp.		36,291
8,983	TDC A/S		83,078
4,959	Telefonica SA		78,500
1,288	Telenet Group Holding NV		79,434
2,802	Telenor ASA		62,105
10,540	TeliaSonera AB		79,309
20,118	Telstra Corp. Ltd.		94,729
2,000	TELUS Corp.		71,813
			1,385,731
	TEXTILES - 0.2%
8,842	Toray Industries, Inc.		58,575

	TRANSPORTATION - 2.9%
5	AP Moeller - Maersk A/S		59,994
17,563	Aurizon Holdings Ltd.		83,675
1,600	Canadian National Railway Co.		90,039
400	Canadian Pacific Railway Ltd.		60,252
514	Central Japan Railway Co.		60,212
1,960	Deutsche Post AG		72,859
12,000	Hankyu Hanshin Holdings, Inc.		65,508
17,328	Kintetsu Corp.		61,771
1,442	Koninklijke Vopak NV		80,554
544	Kuehne + Nagel International AG		76,166
26,500	MTR Corp. Ltd.		98,046
8,664	Tokyu Corp.		53,103
1,900	West Japan Railway Co.		77,772
2,500	Yamato Holdings Co. Ltd.		54,007
			993,958
COMPASS EMP INTERNATIONAL 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	WATER - 0.9%
52,000	Guangdong Investment Ltd.		$ 49,673
2,885	Severn Trent PLC		87,684
3,377	Suez Environnement Co.		68,631
6,715	United Utilities Group PLC		88,219
			294,207

	TOTAL COMMON STOCK (Cost - $32,089,390)		33,622,839

	SHORT-TERM INVESTMENTS - 0.7%
	MONEY MARKET FUND - 0.7%
253,351	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		253,351
	TOTAL SHORT-TERM INVESTMENTS (Cost - $253,351)

	COLLATERAL FOR SECURITIES LOANED - 0.4%
119,481	Mount Vernon Securities Lending Prime Portfolio		119,481
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $119,481)

	TOTAL INVESTMENTS - 104.7% (Cost - $32,462,222) (a)		$ 33,995,671
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.7) %		90,906
	NET ASSETS - 100.0%		$ 34,086,577

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
^ All or a portion of this security is on loan.
+ Less than 1 share.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $32,490,837 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,952,253
	Unrealized depreciation		(447,419)
	Net unrealized appreciation		$ 1,504,834

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.1%
	Equity Futures - 0.1%
6	MSCI EAFE Index Mini, Mar 2014	$ 568,500	$ 5,815
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	Japan	17.3%
	Britain	13.7%
	Canada	10.3%
	France	9.9%
	Hong Kong	9.0%
	Germany	6.5%
	Switzerland	6.3%
	Australia	5.2%
	Singapore	4.1%
	Spain	3.3%
	Other Countries	14.4%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 88.6%
	ADVERTISING - 0.2%
1,331	Cheil Worldwide, Inc. *		$ 29,940

	AEROSPACE/DEFENSE - 0.5%
1,130	Korea Aerospace Industries Ltd.		36,032
966	Samsung Techwin Co. Ltd.		52,533
			88,565
	AGRICULTURE - 1.6%
8,264	Astra Agro Lestari Tbk PT		18,912
2,770	British American Tobacco Malaysia Bhd		50,165
37,477	Charoen Pokphand Indonesia Tbk PT		13,178
5,293	Gudang Garam Tbk PT		23,015
27,653	IOI Corp. Bhd		40,660
686	KT&G Corp.		51,545
6,008	Kuala Lumpur Kepong Bhd		44,538
3,366	Souza Cruz SA		30,660
			272,673
	AIRLINES - 0.4%
50,000	Air China Ltd.		29,521
40,553	AirAsia BHD		31,677
			61,198
	APPAREL - 0.7%
1,000	Eclat Textile Co. Ltd.		11,546
45,273	Far Eastern New Century Corp.		48,040
9	LPP SA		26,471
23,317	Pou Chen Corp.		32,849
			118,906
	AUTO MANUFACTURERS - 1.6%
3,500	Byd Co. Ltd. *		21,635
2,400	Ford Otomotiv Sanayi AS		24,486
5,294	Great Wall Motor Co. Ltd. - H Shares		26,548
143	Hyundai Motor Co.		33,712
659	Kia Motors Corp.		36,704
3,271	Tofas Turk Otomobil Fabrikasi AS		18,557
12,015	UMW Holdings Bhd		40,412
25,466	Yulon Motor Co. Ltd.		42,016
1,651	Yulon Nissan Motor Co. Ltd.		20,904
			264,974
	AUTO PARTS & EQUIPMENT - 1.2%
17,152	Cheng Shin Rubber Industry Co. Ltd.		48,890
655	Halla Climate Control Corp.		29,899
121	Hyundai Mobis		35,799
195	Hyundai Wia Corp.		31,319
221	Mando Corp.		28,022
8,306	Weichai Power Co. Ltd. - H Shares		31,427
			205,356
	BANKS - 11.8%
89,369	Agricultural Bank of China Ltd. - H Shares		38,941
6,999	Akbank TAS		22,223
26,364	AMMB Holdings Bhd		57,985
2,225	Banco Bradesco SA		32,900
304,903	Banco de Chile		38,314
595	Banco de Credito e Inversiones		34,563
3,003	Banco do Brasil SA		30,202
568,798	Banco Santander Chile		33,259
5,324	Bangkok Bank PLC		29,322
27,501	Bank Central Asia Tbk PT		25,659
60,436	Bank Danamon Indonesia Tbk PT		23,140
593	Bank Handlowy w Warszawie SA		22,273
23,589	Bank Mandiri Persero Tbk PT		19,621
7,829	Bank Millennium SA *		23,187
47,408	Bank Negara Indonesia Persero Tbk PT		20,697
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	BANKS (Continued) - 11.8%
22,200	Bank of Ayudhya PLC		$ 25,686
109,857	Bank of China Ltd. - H Shares		48,718
64,599	Bank of Communications Co. Ltd. - H Shares		42,222
16,605	Bank of the Philippine Islands		31,828
511	Bank Pekao SA		33,245
24,777	Bank Rakyat Indonesia Persero Tbk PT		20,882
197	Bank Zachodni WBK SA		26,924
2,332	Barclays Africa Group Ltd.		33,031
14,958	BDO Unibank, Inc.		28,371
112,572	Chang Hwa Commercial Bank		66,649
56,103	China Citic Bank Corp. Ltd. - H Shares		32,329
59,952	China Construction Bank Corp. - H Shares		41,967
18,436	China Merchants Bank Co. Ltd. - H Shares		33,416
30,063	China Minsheng Banking Corp. Ltd. - H Shares		30,152
76,894	Chongqing Rural Commercial Bank - H Shares		33,703
22,006	CIMB Group Holdings Bhd		48,198
5,437	Commercial International Bank Egypt SAE		27,738
13,913	Compartamos SAB de CV		25,462
2,246,479	Corpbanca SA		26,716
9,893	FirstRand Ltd.		33,950
4,636	Grupo Financiero Banorte SAB de CV - O Shares		31,369
11,252	Grupo Financiero Inbursa SAB de CV - O Shares		29,086
11,541	Grupo Financiero Santander Mexico SAB de CV - B Shares		28,303
13,372	Hong Leong Bank Bhd		57,920
66,155	Industrial & Commercial Bank of China Ltd. - H Shares		40,680
3,936	Industrial Bank of Korea		49,907
2,396	Itau Unibanco Holding SA		33,740
5,218	Kasikornbank PLC		28,658
142	Komercni Banka AS		33,954
40,735	Krung Thai Bank PLC		23,503
19,794	Malayan Banking Bhd		58,694
16,819	Metropolitan Bank & Trust Co.		29,011
1,758	Nedbank Group Ltd.		37,441
1,732	OTP Bank PLC		33,178
2,483	Powszechna Kasa Oszczednosci Bank Polski SA		34,904
12,836	Public Bank Bhd		75,494
17,745	RHB Capital Bhd		45,769
5,032	Siam Commercial Bank PLC		24,454
2,959	Standard Bank Group Ltd.		39,042
6,556	Turkiye Garanti Bankasi AS		22,408
3,647	Turkiye Halk Bankasi AS		22,564
11,742	Turkiye Is Bankasi - C Shares		26,043
12,411	Turkiye Vakiflar Bankasi Tao - D Shares		23,413
13,303	Yapi ve Kredi Bankasi AS		25,220
			1,998,228
	BEVERAGES - 1.3%
2,201	Anadolu Efes Biracilik Ve Malt Sanayii AS		24,460
6,173	Arca Continental SAB de CV		36,848
3,310	Cia Cervecerias Unidas SA		36,965
3,279	Coca-Cola Femsa SAB de CV		34,500
987	Coca-Cola Icecek AS		23,735
44,783	LT Group, Inc.		17,428
45,023	Thai Beverage PLC		21,658
3,487	Tsingtao Brewery Co. Ltd. - H Shares		25,510
			221,104
	BUILDING MATERIALS - 1.5%
7,573	Anhui Conch Cement Co. Ltd. - H Shares		32,461
44,009	Asia Cement Corp.		54,854
29,632	China National Building Material Co. Ltd. - H Shares		29,719
5,497	Duratex SA		28,263
10,148	Indocement Tunggal Prakarsa Tbk PT		20,879
15,677	Semen Indonesia Persero Tbk PT		21,802
2,586	Siam City Cement PLC		27,607
24,555	Taiwan Cement Corp.		37,855
			253,440
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	CHEMICALS - 2.6%
16,000	Formosa Chemicals & Fibre Corp.		$ 38,626
19,000	Formosa Plastics Corp.		47,489
156	LG Chem Ltd.		37,216
154	Lotte Chemical Corp.		27,193
18,000	Nan Ya Plastics Corp.		38,082
26,763	Petronas Chemicals Group Bhd		56,649
14,174	PTT Global Chemical PLC		31,597
806	Sasol Ltd.		45,172
15,395	Synthos SA		24,861
27,443	Taiwan Fertilizer Co. Ltd.		57,430
1,496	Ultrapar Participacoes SA		36,172
			440,487
	COAL - 0.8%
202,177	Adaro Energy Tbk PT		17,440
50,363	China Coal Energy Co. Ltd. - H Shares		28,372
10,504	China Shenhua Energy Co. Ltd. - H Shares		30,332
2,547	Exxaro Resources Ltd.		33,897
9,619	Indo Tambangraya Megah Tbk PT		20,616
			130,657
	COMMERCIAL SERVICES - 2.6%
3,900	Anhanguera Educacional Participacoes SA		24,201
3,717	Arteris SA		29,969
4,208	CCR SA		32,249
1,370	Cielo SA		43,685
5,670	EcoRodovias Infraestrutura e Logistica SA		34,028
3,103	Estacio Participacoes PA		31,496
11,798	International Container Terminal Services, Inc.		28,432
46,725	Jasa Marga Persero Tbk PT		24,676
24,838	Jiangsu Expressway Co. Ltd. - H Shares		28,305
1,400	Kroton Educacional SA		30,965
2,365	Localiza Rent a Car SA		34,530
11,885	OHL Mexico SAB de CV *		30,841
372	S1 Corp.		31,096
36,589	Zhejiang Expressway Co. Ltd. - H Shares		33,348
			437,821
	COMPUTERS - 1.4%
4,637	Advantech Co. Ltd.		30,039
2,635	Asustek Computer, Inc.		26,059
20,000	Foxconn Technology Co. Ltd.		47,102
20,000	Inventec Corp.		19,680
22,822	Lenovo Group Ltd.		25,214
23,390	Lite-On Technology Corp.		34,831
12,944	Quanta Computer, Inc.		34,815
199	SK C&C Co. Ltd.		27,943
			245,683
	COSMETICS - 0.8%
36	Amorepacific Corp.		42,604
64	AMOREPACIFIC Group		30,777
62	LG Household & Health Care Ltd.		26,758
1,818	Natura Cosmeticos SA		30,613
			130,752
	DISTRIBUTION/WHOLESALE - 0.6%
12,319	Berli Jucker PLC		18,624
1,320	Hanwha Corp.		39,797
680	Samsung C&T Corp.		39,406
			97,827
	DIVERSIFIED FINANCIAL SERVICES - 6.1%
5,418	BM&F Bovespa SA		27,041
2,271	BS Financial Group, Inc.		32,102
2,991	CETIP SA - Mercados Organizados		36,272
202,000	China Development Financial Holding Corp.		57,710
11,480	CITIC Securities Co. Ltd. - H Shares		23,945
4,063	Coronation Fund Managers Ltd.		38,237
80,487	CTBC Financial Holding Co. Ltd.		50,293
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 6.1%
75,000	E.Sun Financial Holding Co. Ltd.		$ 45,142
127,430	First Financial Holding Co. Ltd.		75,655
33,000	Fubon Financial Holding Co. Ltd.		44,704
20,399	Haitong Securities Co. Ltd. - H Shares *		27,033
117,935	Hua Nan Financial Holdings Co. Ltd.		66,729
4,520	Investec Ltd.		36,454
1,030	KB Financial Group, Inc.		36,036
65,773	Mega Financial Holding Co. Ltd.		50,915
3,166	Mega Financial Holding Co. Ltd. - Rights *		218
20,490	Moscow Exchange MICEX-RTS OAO		33,763
6,764	RMB Holdings Ltd.		30,838
883	Shinhan Financial Group Co. Ltd.		38,979
110,000	SinoPac Financial Holdings Co. Ltd.		52,859
129,276	Taishin Financial Holding Co. Ltd.		58,517
5,251	Taishin Financial Holding Co. Ltd. - Rights *		310
169,129	Taiwan Cooperative Financial Holding		90,425
2,930	Woori Investment & Securities Co. Ltd. *		33,299
82,992	Yuanta Financial Holding Co. Ltd.		41,786
			1,029,262
	ELECTRIC - 3.6%
32,344	Aboitiz Power Corp.		26,848
68,575	AES Gener SA		37,856
2,846	AES Gener SA - Rights *		232
5,154	AES Tiete SA		36,003
1,218	CEZ AS		34,937
81,026	Datang International Power Generation Co. Ltd. - H Shares		29,560
10,400	Electricity Generating PLC		42,036
29,320	Empresa Nacional de Electricidad SA		42,274
134,797	Enersis SA		41,931
9,577	Glow Energy PLC		22,458
62,000	Huadian Power International Corp. Ltd. - H Shares		30,132
34,000	Huaneng Power International, Inc. - H Shares		32,522
7,200	Infraestructura Energetica Noca SAB de CV		37,323
29,758	Ratchaburi Electricity Generating Holding PLC		47,515
19,480	Tauron Polska Energia SA		33,843
10,900	Tenaga Nasional Bhd		39,934
2,736	Tractebel Energia SA		43,051
84,236	YTL Power International Bhd		40,512
			618,967
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
4,837	Delta Electronics, Inc.		29,828
16,952	Dongfang Electric Corp. Ltd. - H Shares		26,399
1,000	Hermes Microvision, Inc.		40,017
			96,244
	ELECTRONICS - 1.4%
5,327	AAC Technologies Holdings, Inc.		27,572
14,000	Delta Electronics Thailand PLC		25,486
19,377	Hon Hai Precision Industry Co. Ltd.		54,851
1,550	LG Display Co. Ltd.		38,797
20,962	Pegatron Corp.		31,181
589	Samsung Electro-Mechanics Co. Ltd.		38,337
17,682	Synnex Technology International Corp.		28,419
			244,643
	ENERGY-ALTERNATE SOURCES - 0.1%
23,844	China Longyuan Power Group Corp. - H Shares		24,007

	ENGINEERING & CONSTRUCTION - 3.1%
3,248	Airports of Thailand PLC		19,442
49,619	China Communications Construction Co. Ltd. - H Shares		34,606
37,889	China Railway Construction Corp. Ltd. - H Shares		32,042
77,032	China Railway Group Ltd. - H Shares		35,849
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	ENGINEERING & CONSTRUCTION (Continued) - 3.1%
330	Daelim Industrial Co. Ltd.		$ 26,872
3,297	Daewoo Engineering & Construction Co. Ltd. *		24,618
17,508	DMCI Holdings, Inc.		27,347
8,626	Enka Insaat ve Sanayi AS		25,739
32,820	Gamuda Bhd		47,352
6,250	Grupo Aeroportuario del Sureste SAB de CV - B Shares		36,613
2,800	Grupo Aeroportuario del Sureste SAB de CV		34,411
758	Hyundai Engineering & Construction Co. Ltd.		39,868
411	KEPCO Engineering & Construction Co., Inc.		25,362
13,200	Malaysia Airports Holdings Bhd		32,348
1,573	Multiplan Empreendimentos Imobiliarios SA		33,732
2,376	Promotora y Operadora de Infraestructura SAB de CV *		31,933
2,440	TAV Havalimanlari Holding AS		19,597
			527,731
	ENTERTAINMENT - 0.3%
1,346	OPAP SA		21,706
763	Paradise Co. Ltd.		23,255
			44,961
	FOOD - 4.5%
1,383	Bidvest Group Ltd.		36,602
1,116	BIM Birlesik Magazalar AS		25,117
1,827	BRF SA		36,789
9,487	Cencosud SA		31,337
24,288	Charoen Pokphand Foods PLC		20,983
146	CJ CheilJedang Corp.		39,356
27,600	Felda Global Ventures Holdings Bhd		39,314
4,200	Gruma SAB de CV - Cl. B *		34,763
9,572	Grupo Bimbo SAB de CV Series A		25,829
3,614	Grupo Nutresa SA		50,103
20,734	Indofood CBP Sukses Makmur Tbk PT		18,433
33,054	Indofood Sukses Makmur Tbk PT		21,239
6,900	JBS SA		23,672
25,353	JG Summit Holdings, Inc.		28,003
914	M Dias Branco SA		36,846
126	Magnit OJSC		29,046
35	Orion Corp.		26,923
8,157	PPB Group Bhd		41,528
2,443	Shoprite Holdings Ltd.		36,971
12,308	Thai Union Frozen Products PLC		26,108
1,343	Tiger Brands Ltd.		34,760
13,013	Tingyi Cayman Islands Holding Corp.		37,326
24,435	Uni-President Enterprises Corp.		42,479
8,228	Universal Robina Corp.		26,071
			769,598
	FOREST PRODUCTS & PAPER - 0.4%
14,322	Empresas CMPC SA		32,795
1,839	Mondi Ltd.		32,325
			65,120
	GAS - 0.4%
51,727	Perusahaan Gas Negara Persero Tbk PT		23,334
6,365	Petronas Gas Bhd		46,404
			69,738
	HEALTHCARE PRODUCTS - 0.3%
1,135	Aspen Pharmacare Holdings Ltd.		30,351
17,476	Shandong Weigao Group Medical Polymer Co. Ltd. - H Shares		19,916
			50,267
	HEALTHCARE SERVICES - 0.8%
6,302	Bangkok Dusit Medical Services PLC		25,861
9,700	Bumrungrad Hospital PLC		28,807
42,400	IHH Healthcare Bhd *		50,005
8,210	Life Healthcare Group Holdings Ltd.		30,055
			134,728
	HOLDINGS COMPANIES - 3.2%
17,188	Aboitiz Equity Ventures, Inc.		21,478
10,304	Alfa SAB de CV - A Shares		26,059
37,720	Alliance Global Group, Inc.		23,988
2,207	Ayala Corp.		28,465
2,774	Barloworld Ltd.		29,078
2,603	Empresas COPEC SA		33,986
5,601	Grupo Carso SAB de CV Series A		29,403
6,631	Haci Omer Sabanci Holding AS		25,699
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	HOLDINGS COMPANIES (Continued) - 3.2%
28,400	IJM Corp. Bhd		$ 53,416
1,671	Imperial Holdings Ltd.		29,943
5,912	KOC Holding AS		24,900
37,900	MMC Corp. Bhd		32,739
1,921	Remgro Ltd.		37,424
2,270	Siam Cement PLC		29,278
25,470	Sime Darby Bhd		72,638
103,631	YTL Corp. Bhd		48,570
			547,064
	HOME BUILDERS - 0.1%
64,327	Land and Houses PLC		19,054

	HOME FURNISHING - 0.7%
3,637	Arcelik AS		20,294
12,000	Hisense Kelon Electrical Holdings Co. Ltd. - H Shares *		14,696
957	LG Corp.		52,043
7,065	Steinhoff International Holdings Ltd.		34,252
			121,285
	HOUSEHOLD PRODUCTS - 0.3%
10,905	Kimberly-Clark de Mexico SAB de CV - A Shares		29,125
9,155	Unilever Indonesia Tbk PT		23,570
			52,695

	INSURANCE - 2.9%
30,558	Cathay Financial Holding Co. Ltd.		44,503
8,503	China Pacific Insurance Group Co. Ltd. - H Shares		30,364
3,974	Discovery Ltd.		31,873
738	Dongbu Insurance Co. Ltd.		38,262
5,337	Hanwha Life Insurance Co. Ltd.		34,989
3,155	Liberty Holdings Ltd.		37,295
12,570	MMI Holdings Ltd/South Africa		29,395
10,004	New China Life Insurance Co. Ltd. - H Shares *		30,242
4,007	Ping An Insurance Group Co. of China Ltd. - H Shares		33,215
2,106	Porto Seguro SA		29,386
208	Powszechny Zaklad Ubezpieczen SA		29,563
174	Samsung Fire & Marine Insurance Co. Ltd.		39,141
517	Samsung Life Insurance Co. Ltd.		48,801
5,834	Sanlam Ltd.		31,911
			488,940
	INTERNET - 0.3%
27	NAVER Corp.		19,628
431	Tencent Holdings Ltd.		29,976
			49,604
	INVESTMENT COMPANIES - 0.6%
2,224	Grupo de Inversiones Suramericana SA		41,253
1,435	GT Capital Holdings, Inc.		25,152
12,925	Rand Merchant Insurance Holdings Ltd.		35,385
			101,790
	IRON/STEEL - 1.4%
1,452	CAP SA		23,440
63,000	China Steel Corp.		53,005
5,200	Cia Siderurgica Nacional SA		22,749
21,303	Eregli Demir ve Celik Fabrikalari TAS		27,454
471	Hyundai Steel Co.		30,436
815	Kumba Iron Ore Ltd.		29,285
206	POSCO		57,271
			243,640
	LEISURE TIME - 0.2%
4,000	Giant Manufacturing Co. Ltd.		27,159

	LODGING - 0.8%
14,495	Genting Bhd		44,402
26,196	Genting Malaysia BHD		33,703
540	Grand Korea Leisure Co. Ltd.		22,189
1,039	Kangwon Land, Inc.		30,252
			130,546
	MACHINERY CONSTRUCTION & MINING - 0.3%
11,552	United Tractors Tbk PT		21,099
35,786	Zoomlion Heavy Industry Science and Technology Co. Ltd. - H Shares		24,912
			46,011
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	MACHINERY DIVERSIFIED - 0.7%
38,600	CSR Corp. Ltd. - H Shares		$ 32,444
29,000	Teco Electric and Machinery Co. Ltd.		32,294
3,357	WEG SA		47,109
			111,847
	MEDIA - 0.7%
13,834	BEC World PLC		23,263
3,803	Cyfrowy Polsat SA *		26,906
65,243	Media Nusantara Citra Tbk PT		15,103
252	Naspers Ltd.		27,820
70,500	Surya Citra Media Tbk PT		19,857
			112,949
	METAL FABRICATE - 0.2%
4,170	Catcher Technology Co. Ltd.		30,160

	MINING - 1.8%
1,523	African Rainbow Minerals Ltd.		30,201
31,800	Alrosa AO		32,637
595	Assore Ltd.		23,077
89,056	China Molybdenum Co. Ltd. - H Shares		34,671
8,928	Grupo Mexico SAB de CV Series B		28,190
2,107	Impala Platinum Holdings Ltd.		24,035
868	Industrias Penoles SAB de CV		22,624
20,906	Jiangxi Copper Co. Ltd. - H Shares		35,144
803	KGHM Polska Miedz SA		28,938
90	Korea Zinc Co. Ltd.		27,937
107,550	Zijin Mining Group Co. Ltd. - H Shares		22,877
			310,331
	MISCELLANEOUS MANUFACTURING - 0.6%
678	Cheil Industries, Inc.		45,658
9,500	China International Marine Containers Group Co. Ltd.		22,020
3,000	Hiwin Technologies Corp.		29,029
208	Largan Precision Co. Ltd.		9,825
			106,532
	OIL & GAS - 3.4%
27,190	BANPU PLC - Rights *		23,490
39,504	China Petroleum & Chemical Corp. - H Shares		35,343
19,970	Ecopetrol SA		40,899
16,000	Formosa Petrochemical Corp.		40,673
9,660	Gazprom OAO		39,577
940	GS Holdings		42,555
39,075	PetroChina Co. Ltd. - H Shares		42,565
3,900	Petroleo Brasileiro SA		25,843
5,048	Petronas Dagangan BHD		47,472
18,422	Polskie Gornictwo Naftowe I Gazownictwo SA		27,067
6,753	PTT Exploration & Production PLC		32,713
4,181	PTT PLC		38,572
6,660	Rosneft OAO		44,453
189	SK Holdings Co. Ltd.		34,260
376	SK Innovation Co. Ltd.		43,084
1,131	Tupras Turkiye Petrol Rafinerileri AS		23,923
			582,489
	OIL & GAS SERVICE - 0.8%
36,715	Bumi Armada Bhd		43,975
11,305	China Oilfield Services Ltd. - H Shares		26,524
31,300	Dialog Group Bhd		34,421
24,900	Sapurakencana Petroleum Bhd *		34,324
			139,244
	PACKAGING & CONTAINERS - 0.2%
8,857	Nampak Ltd.		30,268

	PHARMACEUTICALS - 1.4%
374	Celltrion, Inc.		15,456
11,812	Genomma Lab Internacional SAB de CV - B Shares *		30,407
5,494	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. - H Shares *		18,627
4,900	Hypermarcas		35,706
156,664	Kalbe Farma Tbk PT		20,202
2,195	Richter Gedeon Nyrt		38,288
5,500	Shanghai Fosun Pharmaceutical Group Co. Ltd.		19,144
9,000	Tong Ren Tang Technologies Co. Ltd.		28,890
175	Yuhan Corp.		29,832
			236,552
	REAL ESTATE - 1.0%
37,925	Ayala Land, Inc.		25,303
3,016	BR Malls Participacoes SA		26,055
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	REAL ESTATE (Continued) - 1.0%
14,666	Central Pattana PLC		$ 21,268
4,791	Cyrela Brazil Realty SA Empreendimentos e Participacoes		29,199
276,985	Megaworld Corp.		25,897
67,681	SM Prime Holdings, Inc.		22,049
43,044	UEM Sunrise Bhd		29,008
			178,779
	RETAIL - 5.9%
2,600	Almacenes Exito SA		39,217
8,400	Alsea SAB de CV		30,482
33,641	Astra International Tbk PT		21,838
4,609	Big C Supercenter PLC		26,095
99	CJ O Shopping Co. Ltd.		33,874
18,887	CP ALL PLC		25,350
2,939	El Puerto de Liverpool SAB de CV		32,274
119	E-Mart Co. Ltd.		27,272
693	Folli Follie SA		25,598
9,176	Grupo Comercial Chedraui SA de CV		27,004
19,800	Grupo Sanborns SAB de CV		33,854
67,584	Home Product Center PLC		20,331
1,824	Hotai Motor Co. Ltd.		22,017
345	Hyundai Department Store Co. Ltd.		46,013
6,327	Jollibee Foods Corp.		24,142
4,947	Lojas Americanas SA		31,115
1,062	Lojas Renner SA		30,244
116	Lotte Shopping Co. Ltd.		36,499
2,507	Massmart Holdings Ltd.		32,769
14,100	Matahari Department Store Tbk PT *		17,003
26,049	Minor International PLC		19,933
2,314	Mr. Price Group Ltd.		34,626
5,094	President Chain Store Corp.		35,924
30,873	Puregold Price Club, Inc.		30,312
3,583	Raia Drogasil SA		31,080
16,000	Ruentex Industries Ltd.		38,206
4,147	SACI Falabella		36,501
13,189	Shanghai Pharmaceuticals Holding Co. Ltd. - H Shares		29,992
145	Shinsegae Co. Ltd.		31,391
1,425	SM Investments Corp.		22,417
4,562	Truworths International Ltd.		33,501
15,367	Wal-Mart de Mexico SAB de CV		36,626
4,666	Woolworths Holdings Ltd.		32,548
			996,048
	SEMICONDUCTORS - 1.6%
33,414	Advanced Semiconductor Engineering, Inc.		37,045
1,819	MediaTek, Inc.		26,819
5,427	Novatek Microelectronics Corp.		24,832
30	Samsung Electronics Co. Ltd.		37,842
564	Seoul Semiconductor Co. Ltd.		23,997
760	SK Hynix, Inc.		25,697
9,681	Taiwan Semiconductor Manufacturing Co. Ltd.		37,629
75,242	United Microelectronics Corp.		31,714
14,000	Vanguard International Semiconductor Corp.		20,848
			266,423
	SHIPBUILDING - 0.4%
1,031	Samsung Heavy Industries Co. Ltd.		30,842
40,869	Yangzijang Shipbuilding Holdings Ltd.		35,095
			65,937
	SOFTWARE - 0.3%
5,000	Kingsoft Corp. Ltd.		19,692
2,284	Totvs SA		35,615
			55,307
	TELECOMMUNICATIONS - 6.5%
3,793	Advanced Info Service PLC		26,449
35,050	America Movil SAB de CV Series L		34,973
COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	TELECOMMUNICATIONS (Continued) - 6.5%
36,663	Axiata Group Bhd		$ 74,910
21,828	Chunghwa Telecom Co. Ltd.		67,087
35,698	DiGi.Com Bhd		58,941
2,907	ENTEL Chile SA		35,458
18,465	Far EasTone Telecommunications Co. Ltd.		39,066
754	Globe Telecom, Inc.		27,996
11,776	Intouch Holdings PLC		28,068
1,543	KT Corp.		42,825
32,934	Maxis Bhd		70,216
4,590	Mobile Telesystems OJSC		35,400
1,619	MTN Group Ltd.		33,174
672	Philippine Long Distance Telephone Co.		40,936
6,312	Rostelecom OJSC		14,981
190	Samsung SDI Co. Ltd.		28,731
30,100	Sistema JSFC		30,581
202	SK Telecom Co. Ltd.		40,886
12,491	Taiwan Mobile Co. Ltd.		39,087
14,968	Telecom Egypt Co.		36,206
2,166	Telefonica Czech Republic AS		32,533
32,959	Telekom Malaysia Bhd		59,467
117,065	Telekomunikasi Indonesia Persero Tbk PT		22,823
4,870	Tim Participacoes SA		25,407
7,671	Total Access Communication PLC		27,574
42,975	Tower Bersama Infrastructure PC *		22,696
9,598	Turk Telekomunikasyon		26,666
5,960	Turkcell Iletism Hizmetleri AS *		33,256
2,725	Vodacom Group Ltd.		33,673
53,422	XL Axiata Tbk PT		20,690
			1,110,756
	TRANSPORTATION - 0.7%
113,801	BTS Group Holdings PLC		29,495
56,884	Guangshen Railway Co. Ltd. - H Shares		24,053
157	Hyundai Glovis Co. Ltd.		35,611
16,200	MISC Bhd *		34,241
			123,400
	WATER - 0.4%
65,395	Aguas Andinas SA - A Shares		40,827
2,499	Cia de Saneamento Basico do Estado de Sao Paulo		23,316
			64,143

	TOTAL COMMON STOCK (Cost - $14,934,642)		15,021,830

	EXCHANGE TRADED FUNDS - 6.0%
	EQUITY FUND - 6.0%
53,540	WisdomTree India Earnings Fund		1,015,118
	TOTAL EXCHANGE TRADED FUNDS (Cost - $865,019)

	TOTAL INVESTMENTS - 94.6% (Cost - $15,799,661) (a)		$ 16,036,948
	OTHER ASSETS LESS LIABILITIES - 5.4%		914,634
	NET ASSETS - 100.0%		$ 16,951,582

* Non-income producing security.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,802,894 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 836,217
	Unrealized depreciation		(602,163)
	Net unrealized appreciation		$ 234,054

COMPASS EMP EMERGING MARKET 500 VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.1%
	Equity Futures - 0.1%
11	Emerging Market Future, Mar 2014	$ 542,355	$ 25,040
	TOTAL LONG FUTURES CONTRACTS

	Portfolio Composition (Unaudited) *
	Taiwan	14.3%
	South Korea	13.7%
	Malaysia	10.7%
	China	10.3%
	South Africa	7.4%
	Brazil	7.2%
	United States	6.3%
	Thailand	5.5%
	Mexico	4.9%
	Philippines	3.5%
	Other Countries	16.2%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	REITS - 98.5%
	APARTMENTS - 13.7%
8,066	American Campus Communities, Inc.		$ 301,265
11,477	Apartment Investment & Management Co.		346,835
15,510	Associated Estates Realty Corp.		262,739
4,877	BRE Properties, Inc.		306,178
5,018	Camden Property Trust ^		337,912
6,705	Equity Residential ^		388,823
2,032	Essex Property Trust, Inc. ^		345,542
5,697	Home Properties, Inc.		342,504
7,263	Post Properties, Inc.		356,613
			2,988,411
	DIVERSIFIED - 22.6%
9,645	American Assets Trust, Inc. ^		325,422
4,185	American Tower Corp. ^		342,626
7,314	CoreSite Realty Corp.		226,734
8,919	Corrections Corp. of America ^		279,343
3,687	Digital Realty Trust, Inc. ^		195,706
6,801	EPR Properties		363,105
9,599	Geo Group, Inc.		309,472
38,497	Investors Real Estate Trust		345,703
8,149	Liberty Property Trust		301,187
5,430	National Health Investors, Inc. ^		328,298
7,897	Plum Creek Timber Co., Inc.		331,990
8,056	Potlatch Corp.		311,687
4,609	PS Business Parks, Inc.		385,405
4,971	Rayonier, Inc.		228,219
13,596	Washington Real Estate Investment Trust ^		324,672
11,116	Weyerhaeuser Co.		326,255
			4,925,824
	HEALTHCARE - 9.2%
7,515	HCP, Inc. ^		291,507
7,895	LTC Properties, Inc.		297,089
20,730	Medical Properties Trust, Inc.		265,137
8,331	Omega Healthcare Investors, Inc. ^		279,255
13,536	Senior Housing Properties Trust		304,154
6,542	Universal Health Realty Income Trust		276,334
4,917	Ventas, Inc.		297,823
			2,011,299
	HOTELS - 6.1%
10,692	Hospitality Properties Trust		307,074
16,294	Host Hotels & Resorts, Inc.		329,790
14,750	RLJ Lodging Trust		394,415
21,616	Sunstone Hotel Investors, Inc.		296,788
			1,328,067
	MANUFACTURED HOMES - 1.6%
8,702	Equity Lifestyle Properties, Inc.		353,736
	.
	OFFICE PROPERTIES - 15.0%
4,982	Alexandria Real Estate Equities, Inc.		361,494
18,368	BioMed Realty Trust, Inc.		376,360
3,037	Boston Properties, Inc.		347,828
12,696	Douglas Emmett, Inc.		344,569
26,753	Franklin Street Properties Corp.		337,088
14,742	Government Properties Income Trust ^		371,498
9,474	Highwoods Properties, Inc. ^		363,896
22,632	Piedmont Office Realty Trust, Inc. - Cl. A ^		388,139
3,785	SL Green Realty Corp. ^		380,847
			3,271,719
	REAL ESTATE - 1.5%
5,234	WP Carey, Inc.		314,406
COMPASS EMP REC ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	REGIONAL MALLS - 6.8%
5,845	Macerich Co. ^		$ 364,319
2,412	Simon Property Group, Inc. ^		395,568
11,101	Tanger Factory Outlet Centers		388,535
4,608	Taubman Centers, Inc. ^		326,200
			1,474,622
	SHOPPING CENTERS - 8.3%
15,034	Acadia Realty Trust		396,597
887	Alexander's, Inc.		320,198
3,386	Federal Realty Investment Trust ^		388,442
16,585	Kimco Realty Corp.		362,880
11,084	Weingarten Realty Investors ^		332,520
			1,800,637
	SINGLE TENANT - 5.9%
10,720	Agree Realty Corp. ^		325,995
8,155	National Retail Properties, Inc. ^		279,880
7,641	Realty Income Corp. ^		312,211
12,233	Select Income REIT		370,293
			1,288,379
	STORAGE - 4.7%
6,417	Extra Space Storage, Inc.		311,289
2,373	Public Storage		399,827
4,083	Sovran Self Storage, Inc.		299,896
			1,011,012
	WAREHOUSE/INDUSTRIAL - 3.1%
5,654	EastGroup Properties, Inc. ^		355,693
32,823	Monmouth Real Estate Investment Corp. - Cl. A		313,131
			668,824

	TOTAL REITS (Cost - $21,407,742)		21,436,936

	SHORT-TERM INVESTMENTS - 1.0%
	MONEY MARKET FUND - 1.0%
213,622	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		213,622
	TOTAL SHORT TERM INVESTMENTS (Cost - $213,622)

	COLLATERAL FOR SECURITIES LOANED - 20.5%
4,469,251	Mount Vernon Securities Lending Prime Portfolio		4,469,251
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $4,469,251)

	TOTAL INVESTMENTS - 120.0% (Cost - $26,090,615) (a)		$ 26,119,809
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.0) %		(4,362,446)
	NET ASSETS - 100.0%		$ 21,757,363

* Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
^ All or a portion of this security is on loan.
REITS - Real Estate Investment Trusts.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $26,080,749 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 273,703
	Unrealized depreciation		(234,643)
	Net unrealized depreciation		$ 39,060

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.1%
	Equity Futures - 0.1%
10	Dow Jones US Real Estate Index, Jun 2014	$ 263,000	$ 2,120
	TOTAL LONG FUTURES CONTRACTS

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 98.2%
	ADVERTISING - 0.2%
5,116	Omnicom Group, Inc.		$ 371,422

	AEROSPACE/DEFENSE - 1.8%
3,292	B/E Aerospace, Inc. *		285,713
2,359	Boeing Co.		296,031
3,728	L-3 Communications Holdings, Inc.		440,463
2,297	Lockheed Martin Corp.		374,962
3,172	Northrop Grumman Corp.		391,361
3,585	Raytheon Co.		354,162
4,745	Rockwell Collins, Inc. ^		378,034
3,575	United Technologies Corp.		417,703
			2,938,429
	AGRICULTURE - 1.2%
12,525	Altria Group, Inc.		468,811
7,227	Archer-Daniels-Midland Co.		313,580
7,145	Lorillard, Inc. ^		386,402
5,179	Philip Morris International, Inc.		424,005
8,138	Reynolds American, Inc.		434,732
			2,027,530
	AIRLINES - 0.4%
2,532	Alaska Air Group, Inc.		236,261
5,726	Delta Air Lines, Inc.		198,406
12,286	Southwest Airlines Co.		290,072
			724,739
	APPAREL - 0.9%
3,259	Hanesbrands, Inc.		249,248
4,860	NIKE, Inc.		358,960
1,848	Ralph Lauren Corp.		297,399
1,491	Under Armour, Inc. - Cl. A *		170,928
5,591	VF Corp.		345,971
			1,422,506
	AUTO MANUFACTURERS - 0.7%
19,239	Ford Motor Co. ^		300,128
8,180	General Motors Co.		281,556
3,604	Oshkosh Corp.		212,167
5,413	PACCAR, Inc.		365,053
			1,158,904
	AUTO PARTS & EQUIPMENT - 1.1%
9,635	Allison Transmission Holdings, Inc.		288,472
4,837	BorgWarner, Inc. ^		297,330
6,104	Johnson Controls, Inc.		288,841
4,197	Lear Corp.		351,373
3,547	TRW Automotive Holdings Corp. *		289,506
3,258	WABCO Holdings, Inc. *		343,914
			1,859,436
	BANKS - 4.9%
19,817	Bank of America Corp.		340,852
10,740	BB&T Corp.		431,426
4,851	Capital One Financial Corp.		374,303
8,082	CIT Group, Inc.		396,180
6,596	Citigroup, Inc.		313,970
6,648	Comerica, Inc. ^		344,366
7,984	East West Bancorp, Inc.		291,416
17,824	Fifth Third Bancorp		409,061
6,312	First Republic Bank ^		340,785
2,135	Goldman Sachs Group, Inc.		349,820
32,522	Huntington Bancshares, Inc.		324,244
21,642	KeyCorp		308,182
3,699	M&T Bank Corp. ^		448,689
9,229	Morgan Stanley		287,668
6,032	Northern Trust Corp.		395,458
4,624	PNC Financial Services Group, Inc.		402,288
26,464	Regions Financial Corp.		294,015
2,025	Signature Bank/New York NY *		254,320
4,791	State Street Corp.		333,214
8,545	SunTrust Banks, Inc.		340,006
2,289	SVB Financial Group *		294,777
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	BANKS (Continued) - 4.9%
11,646	US Bancorp		$ 499,148
9,220	Wells Fargo & Co.		458,603
			8,232,791
	BEVERAGES - 2.0%
4,552	Brown-Forman Corp.		408,269
12,453	Coca-Cola Co.		481,433
8,103	Coca-Cola Enterprises, Inc.		386,999
3,703	Constellation Brands, Inc. *		314,644
8,499	Dr Pepper Snapple Group, Inc. ^		462,856
1,217	Keurig Green Mountain, Inc. ^		128,503
5,871	Molson Coors Brewing Co. ^		345,567
3,664	Monster Beverage Corp. *		254,465
5,831	PepsiCo, Inc.		486,889
			3,269,625
	BIOTECHNOLOGY - 0.6%
2,122	Amgen, Inc.		261,727
593	Biogen Idec, Inc. *		181,381
1,537	Celgene Corp. *		214,565
3,101	Gilead Sciences, Inc. * ^		219,737
484	Regeneron Pharmaceuticals, Inc. * ^		145,336
			1,022,746
	BUILDING MATERIALS - 0.1%
5,124	Fortune Brands Home & Security, Inc.		215,618

	CHEMICALS - 4.0%
2,481	Air Products & Chemicals, Inc. ^		295,338
3,556	Airgas, Inc.		378,750
5,652	Albemarle Corp.		375,406
3,692	Ashland, Inc.		367,280
907	CF Industries Holdings, Inc.		236,400
3,571	Ecolab, Inc.		385,632
5,819	EI du Pont de Nemours & Co.		390,455
5,197	FMC Corp. ^		397,882
4,454	International Flavors & Fragrances, Inc.		426,114
3,929	LyondellBasell Industries NV		349,445
3,954	Mosaic Co.		197,700
894	NewMarket Corp.		349,357
1,846	PPG Industries, Inc.		357,127
3,713	Praxair, Inc. ^		486,292
3,825	Rockwood Holdings, Inc. ^		284,580
1,444	Sherwin-Williams Co.		284,656
5,251	Sigma-Aldrich Corp.		490,338
4,321	Valspar Corp.		311,631
4,512	Westlake Chemical Corp.		298,604
			6,662,987
	COMMERCIAL SERVICES - 3.8%
6,737	ADT Corp. ^		201,773
1,037	Alliance Data Systems Corp. * ^		282,531
6,155	Automatic Data Processing, Inc.		475,535
7,289	Cintas Corp.		434,497
5,458	Equifax, Inc.		371,308
1,862	FleetCor Technologies, Inc. *		214,316
3,830	Gartner, Inc. * ^		265,955
3,991	Global Payments, Inc.		283,800
10,215	Iron Mountain, Inc.		281,628
3,394	Manpowergroup, Inc.		267,549
4,128	MasterCard, Inc. - Cl. A		308,362
3,492	Moody's Corp. ^		276,985
8,780	Quanta Services, Inc. *		323,982
6,590	Robert Half International, Inc.		276,450
10,225	SEI Investments Co.		343,662
12,932	Total System Services, Inc. ^		393,262
2,039	Towers Watson & Co.		232,548
2,165	United Rentals, Inc. *		205,545
7,901	Vantiv, Inc. - Cl. A *		238,768
5,507	Verisk Analytics, Inc. - Cl. A *		330,200
15,491	Western Union Co. ^		253,433
			6,262,089
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	COMPUTERS - 2.6%
2,306	3D Systems Corp. * ^		$ 136,400
492	Apple, Inc.		264,076
6,091	Cognizant Technology Solutions Corp. - Cl. A *		308,266
4,345	Computer Sciences Corp.		264,263
12,633	EMC Corp. ^		346,271
6,883	Hewlett-Packard Co.		222,734
2,829	IHS, Inc. - Cl. A *		343,724
2,070	International Business Machines Corp. ^		398,454
7,372	Jack Henry & Associates, Inc.		411,063
6,831	NCR Corp. *		249,673
8,440	NetApp, Inc.		311,436
3,232	SanDisk Corp.		262,406
9,759	Synopsys, Inc. *		374,843
3,777	Teradata Corp. * ^		185,791
2,823	Western Digital Corp.		259,208
			4,338,608
	COSMETICS/PERSONAL CARE - 0.8%
7,595	Colgate-Palmolive Co.		492,688
5,107	Estee Lauder Cos, Inc.		341,556
6,132	Procter & Gamble Co.		494,239
			1,328,483
	DISTRIBUTION/WHOLESALE - 1.0%
5,200	Arrow Electronics, Inc. *		308,672
5,153	Fastenal Co. ^		254,146
1,784	Fossil Group, Inc. *		208,032
4,148	Genuine Parts Co.		360,254
7,490	LKQ Corp. *		197,361
1,455	WW Grainger, Inc.		367,620
			1,696,085
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
1,565	Affiliated Managers Group, Inc. *		313,078
3,847	American Express Co.		346,345
3,042	Ameriprise Financial, Inc.		334,833
965	BlackRock, Inc. - Cl. A		303,473
4,874	CBOE Holdings, Inc.		275,868
9,549	Charles Schwab Corp.		260,974
4,279	CME Group, Inc. - Cl. A		316,689
5,350	Discover Financial Services		311,316
7,753	Eaton Vance Corp. ^		295,854
5,648	Franklin Resources, Inc. ^		306,009
7,759	Invesco Ltd.		287,083
6,206	LPL Financial Holdings, Inc.		326,063
8,506	NASDAQ OMX Group, Inc.		314,212
4,913	Ocwen Financial Corp. * ^		192,491
6,611	Raymond James Financial, Inc.		369,753
12,173	SLM Corp.		297,995
3,955	T Rowe Price Group, Inc.		325,694
8,032	TD Ameritrade Holding Corp. ^		272,686
1,287	Visa, Inc. - Cl. A ^		277,812
3,670	Waddell & Reed Financial, Inc.		270,185
			5,998,413
	ELECTRIC - 4.7%
8,509	Alliant Energy Corp.		483,396
9,105	American Electric Power Co., Inc.		461,259
15,962	CMS Energy Corp.		467,367
9,042	Consolidated Edison, Inc. ^		485,103
6,366	DTE Energy Co.		472,930
7,462	Duke Energy Corp.		531,444
5,972	Entergy Corp.		399,228
10,383	ITC Holdings Corp.		387,805
4,505	NextEra Energy, Inc. ^		430,768
10,513	Northeast Utilities		478,342
10,463	OGE Energy Corp.		384,620
7,705	Pinnacle West Capital Corp. ^		421,155
11,450	Public Service Enterprise Group, Inc.		436,703
9,522	SCANA Corp.		488,669
11,873	Southern Co. ^		521,700
10,518	Wisconsin Energy Corp. ^		489,613
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	ELECTRIC (Continued) - 4.7%
16,287	Xcel Energy, Inc. ^		$ 494,473
			7,834,575
	ELECTRICAL COMPONENTS & EQUIPMENT - 1.0%
1,595	Acuity Brands, Inc.		211,449
7,239	AMETEK, Inc.		372,736
6,410	Emerson Electric Co.		428,188
3,368	Energizer Holdings, Inc.		339,292
2,949	Hubbell, Inc.		353,497
			1,705,162
	ELECTRONICS - 1.8%
4,906	Agilent Technologies, Inc.		274,344
3,450	Amphenol Corp.		316,193
6,499	Avnet Inc.		302,398
5,835	FLIR Systems Inc.		210,060
8,356	Gentex Corp.		263,465
4,364	Honeywell International, Inc.		404,805
1,362	Mettler-Toledo International, Inc. *		320,996
3,264	Thermo Fisher Scientific, Inc.		392,463
4,923	Trimble Navigation Ltd. *		191,357
2,855	Waters Corp. *		309,511
			2,985,592
	ENGINEERING & CONSTRUCTION - 0.2%
5,186	Jacobs Engineering Group, Inc. *		329,311

	ENVIRONMENTAL CONTROL - 0.8%
13,019	Republic Services, Inc. - Cl. A		444,729
3,955	Stericycle, Inc. *		449,367
9,277	Waste Connections, Inc.		406,889
			1,300,985
	FOOD - 3.3%
10,943	ConAgra Foods, Inc.		339,561
9,169	General Mills, Inc.		475,138
4,228	Hershey Co. ^		441,403
9,775	Hillshire Brands Co.		364,217
8,015	Hormel Foods Corp.		394,899
3,458	Ingredion, Inc.		235,421
3,647	JM Smucker Co.		354,634
7,270	Kraft Foods Group, Inc.		407,847
7,776	Kroger Co.		339,422
6,131	McCormick & Co., Inc. ^		439,838
10,114	Mondelez International, Inc. - Cl. A		349,439
5,897	Safeway, Inc.		217,835
9,438	Sysco Corp. ^		340,995
6,655	Tyson Foods, Inc.		292,887
8,189	WhiteWave Foods Co. - Cl. A *		233,714
4,718	Whole Foods Market, Inc.		239,250
			5,466,500
	FOREST PRODUCTS & PAPER - 0.4%
6,525	International Paper Co.		299,367
8,056	MeadWestvaco Corp.		303,228
			602,595
	GAS - 1.3%
9,932	AGL Resources, Inc.		486,271
8,490	Atmos Energy Corp.		400,134
5,477	National Fuel Gas Co.		383,609
12,451	NiSource, Inc.		442,384
4,694	Sempra Energy		454,191
			2,166,589
	HAND/MACHINE TOOLS - 0.6%
4,274	Lincoln Electric Holdings, Inc.		307,771
3,119	Snap-on, Inc.		353,944
3,185	Stanley Black & Decker, Inc.		258,749
			920,464
	HEALTHCARE-PRODUCTS - 3.4%
6,083	Baxter International, Inc.		447,587
4,230	Becton Dickinson and Co.		495,248
8,338	CareFusion Corp. *		335,354
2,473	Cooper Cos, Inc.		339,691
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	HEALTHCARE-PRODUCTS (Continued) - 3.4%
10,443	DENTSPLY International, Inc.		$ 480,796
3,863	Edwards Lifesciences Corp. * ^		286,519
3,876	Henry Schein, Inc. *		462,678
3,031	IDEXX Laboratories, Inc. * ^		367,963
427	Intuitive Surgical, Inc. * ^		187,022
7,225	Medtronic, Inc.		444,626
5,311	ResMed, Inc. ^		237,349
5,030	St Jude Medical, Inc.		328,912
5,804	Stryker Corp.		472,852
4,158	Varian Medical Systems, Inc. *		349,230
4,259	Zimmer Holdings, Inc.		402,816
			5,638,643
	HEALTHCARE-SERVICES - 2.4%
4,381	Aetna, Inc.		328,444
3,612	Cigna Corp.		302,433
5,295	Community Health Systems, Inc. *		207,405
3,379	Covance, Inc. *		351,078
4,191	DaVita HealthCare Partners, Inc. *		288,550
5,683	HCA Holdings, Inc. *		298,358
3,426	Laboratory Corp. of America Holdings *		336,467
6,661	MEDNAX, Inc. *		412,849
6,732	Quest Diagnostics, Inc.		389,917
4,124	UnitedHealth Group, Inc.		338,127
4,183	Universal Health Services, Inc.		343,299
3,552	WellPoint, Inc.		353,602
			3,950,529
	HOLDING COMPANIES-DIVERSIFIED - 0.2%
11,754	Leucadia National Corp.		329,112

	HOME BUILDERS - 0.6%
7,457	DR Horton, Inc. ^		161,444
4,593	Lennar Corp.		181,975
242	NVR, Inc. *		277,574
9,084	PulteGroup, Inc.		174,322
5,838	Toll Brothers, Inc. *		209,584
			1,004,899
	HOME FURNISHINGS - 0.2%
1,697	Harman International Industries, Inc.		180,561
1,400	Whirlpool Corp.		209,244
			389,805
	HOUSEHOLD PRODUCTS/WARES - 1.0%
6,389	Avery Dennison Corp.		323,731
6,334	Church & Dwight Co., Inc.		437,489
5,681	Clorox Co. ^		499,985
4,128	Kimberly-Clark Corp.		455,112
			1,716,317
	HOUSEWARES - 0.2%
12,874	Newell Rubbermaid, Inc.		384,933

	INSURANCE - 4.6%
6,309	Aflac, Inc.		397,719
6,765	Allstate Corp.		382,764
8,039	American Financial Group, Inc. ^		463,931
9,102	Arthur J Gallagher & Co.		433,073
5,907	Assurant, Inc.		383,719
5,623	Chubb Corp.		502,134
9,534	Cincinnati Financial Corp.		463,924
10,760	Fidelity National Financial, Inc.		338,294
15,686	Genworth Financial, Inc. - Cl. A *		278,113
5,009	Lincoln National Corp.		253,806
981	Markel Corp. *		584,774
9,226	Marsh & McLennan Cos, Inc.		454,842
5,474	MetLife, Inc.		289,027
6,512	Principal Financial Group, Inc.		299,487
16,281	Progressive Corp.		394,326
5,827	Torchmark Corp. ^		458,585
5,543	Travelers Cos, Inc.		471,709
8,686	Unum Group		306,703
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	INSURANCE (Continued) - 4.6%
11,475	WR Berkley Corp.		$ 477,590
			7,634,520
	INTERNET - 1.7%
4,787	eBay, Inc. * ^		264,434
1,979	F5 Networks, Inc. *		211,021
1,872	Facebook, Inc. - Cl. A *		112,769
244	Google, Inc. - Cl. A *		271,940
2,889	IAC/InterActiveCorp.		206,246
10,141	Liberty Interactive Corp. *		292,771
373	Netflix, Inc. *		131,307
216	Priceline.com, Inc. *		257,448
3,735	Rackspace Hosting, Inc. * ^		122,583
12,457	Symantec Corp.		248,766
1,659	TripAdvisor, Inc. *		150,289
7,003	VeriSign, Inc. * ^		377,532
5,485	Yahoo!, Inc. *		196,911
			2,844,017
	INVESTMENT COMPANIES - 0.3%
30,414	Ares Capital Corp.		535,895

	IRON/STEEL - 0.4%
6,938	Nucor Corp.		350,647
4,573	Reliance Steel & Aluminum Co.		323,128
			673,775
	LEISURE TIME - 0.5%
7,534	Carnival Corp. ^		285,237
5,245	Harley-Davidson, Inc. ^		349,369
1,908	Polaris Industries, Inc. ^		266,567
			901,173
	LODGING - 0.9%
5,703	Hyatt Hotels Corp. - Cl. A *		306,878
3,180	Las Vegas Sands Corp.		256,880
7,109	Marriott International, Inc. ^		398,246
4,521	Wyndham Worldwide Corp.		331,073
1,098	Wynn Resorts Ltd.		243,921
			1,536,998
	MACHINERY-CONSTRUCTION & MINING - 0.4%
3,623	Caterpillar, Inc. ^		360,018
4,611	Joy Global, Inc. ^		267,438
			627,456
	MACHINERY-DIVERSIFIED - 2.1%
5,622	AGCO Corp. ^		310,110
2,244	Cummins, Inc.		334,334
4,857	Deere & Co.		441,016
3,443	Flowserve Corp. ^		269,725
4,189	Graco, Inc.		313,086
700	Middleby Corp. *		184,947
4,901	Nordson Corp.		345,471
2,847	Rockwell Automation, Inc. ^		354,594
2,779	Roper Industries, Inc.		371,024
4,434	Wabtec Corp.		343,635
5,841	Xylem, Inc.		212,729
			3,480,671
	MEDIA - 2.6%
3,224	AMC Networks, Inc. *		235,642
4,455	CBS Corp. ^		275,319
6,169	Comcast Corp.		308,573
4,609	DIRECTV *		352,220
3,658	Discovery Communications, Inc. * ^		302,517
9,516	Gannett Co., Inc. ^		262,642
2,713	Liberty Media Corp. *		354,671
7,298	Nielsen Holdings NV		325,710
3,977	Scripps Networks Interactive, Inc. ^		301,894
78,022	Sirius XM Holdings, Inc. * ^		249,670
1,967	Time Warner Cable, Inc.		269,833

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	MEDIA (Continued) - 2.6%
5,638	Time Warner, Inc.		$ 368,331
4,067	Viacom, Inc.		345,654
4,290	Walt Disney Co.		343,500
			4,296,176
	METAL FABRICATE/HARDWARE - 0.3%
1,368	Precision Castparts Corp.		345,776
3,697	Timken Co.		217,310
			563,086
	MINING - 0.3%
8,765	Freeport-McMoRan Copper & Gold, Inc.		289,859
8,251	Southern Copper Corp. ^		240,187
			530,046
	MISCELLANEOUS MANUFACTURING - 2.7%
3,316	3M Co.		449,849
4,828	Carlisle Cos., Inc.		383,054
4,246	Colfax Corp. *		302,867
5,167	Danaher Corp.		387,525
8,435	Donaldson Co., Inc.		357,644
4,290	Dover Corp.		350,708
15,196	General Electric Co.		393,424
5,438	Illinois Tool Works, Inc.		442,273
4,806	Pall Corp.		429,993
2,612	Parker Hannifin Corp.		312,683
3,129	SPX Corp.		307,612
5,859	Textron, Inc.		230,200
2,859	Trinity Industries, Inc.		206,048
			4,553,880
	OFFICE/BUSINESS EQUIPMENT - 0.2%
22,229	Xerox Corp.		251,188

	OIL & GAS - 4.1%
3,963	Apache Corp.		328,731
6,157	Cabot Oil & Gas Corp.		208,599
4,072	Chevron Corp.		484,202
1,822	Cimarex Energy Co.		217,018
1,821	Concho Resources, Inc. *		223,073
7,272	ConocoPhillips ^		511,585
1,839	Continental Resources, Inc. * ^		228,533
17,510	Denbury Resources, Inc. ^		287,164
6,898	Diamond Offshore Drilling, Inc. ^		336,346
3,030	EQT Corp.		293,819
5,018	Exxon Mobil Corp. ^		490,158
2,819	Gulfport Energy Corp. *		200,656
3,136	Helmerich & Payne, Inc. ^		337,308
4,262	Hess Corp.		353,235
4,308	HollyFrontier Corp. ^		204,975
9,276	Marathon Oil Corp.		329,484
2,316	Marathon Petroleum Corp.		201,585
5,262	Murphy Oil Corp. ^		330,769
4,240	Noble Energy, Inc.		301,210
4,277	Occidental Petroleum Corp.		407,555
3,422	Phillips 66		263,699
4,172	Valero Energy Corp.		221,533
			6,761,237
	OIL & GAS SERVICES - 1.3%
4,974	Baker Hughes, Inc.		323,409
3,591	Cameron International Corp. *		221,816
5,732	FMC Technologies, Inc. * ^		299,726
4,911	National Oilwell Varco, Inc.		382,420
3,640	Oceaneering International, Inc.		261,570
3,023	Oil States International, Inc. *		298,068
3,777	Schlumberger Ltd.		368,258
			2,155,267
	PACKAGING & CONTAINERS - 0.9%
7,474	Ball Corp.		409,650
8,820	Crown Holdings, Inc. *		394,607

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	PACKAGING & CONTAINERS (Continued) - 0.9%
3,346	Packaging Corp. of America		$ 235,458
2,201	Rock-Tenn Co.		232,360
7,310	Sealed Air Corp.		240,280
			1,512,355
	PHARMACEUTICALS - 2.7%
2,557	Allergan, Inc.		317,324
6,646	AmerisourceBergen Corp.		435,911
5,216	Bristol-Myers Squibb Co.		270,971
6,477	Eli Lilly & Co.		381,236
5,014	Express Scripts Holding Co. * ^		376,501
5,319	Johnson & Johnson		522,485
1,815	McKesson Corp.		320,475
3,233	Mead Johnson Nutrition Co. - Cl. A		268,792
7,834	Merck & Co., Inc.		444,736
4,702	Mylan, Inc. * ^		229,599
14,027	Pfizer, Inc.		450,547
6,212	Quintiles Transnational Holdings, Inc. *		315,383
1,919	Salix Pharmaceuticals Ltd. *		198,828
			4,532,788
	PIPELINES - 0.6%
10,423	Kinder Morgan, Inc.		338,643
3,306	ONEOK, Inc.		195,881
11,563	Spectra Energy Corp.		427,137
			961,661
	REAL ESTATE - 0.3%
11,313	CBRE Group, Inc. - Cl. A *		310,316
2,202	Jones Lang LaSalle, Inc.		260,937
			571,253
	RETAIL - 8.6%
1,706	Advance Auto Parts, Inc.		215,809
5,439	AutoNation, Inc. *		289,518
724	AutoZone, Inc. *		388,860
4,097	Bed Bath & Beyond, Inc. *		281,874
12,735	Burger King Worldwide, Inc. ^		338,114
3,658	Cabela's, Inc. * ^		239,636
5,930	CarMax, Inc. * ^		277,524
387	Chipotle Mexican Grill, Inc. - Cl. A * ^		219,835
6,068	Coach, Inc.		301,337
8,542	Copart, Inc. *		310,843
3,738	Costco Wholesale Corp.		417,460
5,727	CVS Caremark Corp.		428,723
5,693	Darden Restaurants, Inc. ^		288,977
4,997	Dick's Sporting Goods, Inc.		272,886
4,921	Dollar General Corp. *		273,017
6,980	Dollar Tree, Inc. *		364,216
6,575	Dunkin' Brands Group, Inc. ^		329,934
5,308	Family Dollar Stores, Inc.		307,917
6,540	Foot Locker, Inc.		307,249
6,578	Gap, Inc.		263,515
5,169	Home Depot, Inc.		409,023
5,069	Kohl's Corp. ^		287,919
4,815	L Brands, Inc.		273,348
5,825	Lowe's Cos, Inc.		284,842
4,502	Macy's, Inc.		266,924
6,164	McDonald's Corp.		604,257
3,504	MSC Industrial Direct Co., Inc.		303,166
5,976	Nordstrom, Inc. ^		373,201
1,374	Nu Skin Enterprises, Inc.		113,836
2,060	O'Reilly Automotive, Inc. *		305,683
1,607	Panera Bread Co. *		283,587
5,603	PetSmart, Inc. ^		385,991
20,697	Rite Aid Corp. *		129,770
4,953	Ross Stores, Inc.		354,387
9,078	Sally Beauty Holdings, Inc. *		248,737
4,083	Starbucks Corp.		299,611
6,015	Target Corp.		363,968
3,407	Tiffany & Co.		293,513
6,058	TJX Cos, Inc.		367,418
COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	RETAIL (Continued) - 8.6%
3,969	Tractor Supply Co.		$ 280,330
1,699	Ulta Salon Cosmetics & Fragrance, Inc. *		165,619
7,027	Urban Outfitters, Inc. *		256,275
7,263	Wal-Mart Stores, Inc. ^		555,111
4,264	Walgreen Co.		281,552
5,171	Williams-Sonoma, Inc. ^		344,595
3,809	Yum! Brands, Inc.		287,161
			14,237,068
	SAVINGS & LOANS - 0.5%
39,836	Hudson City Bancorp, Inc.		391,588
23,917	New York Community Bancorp, Inc. ^		384,346
			775,934
	SEMICONDUCTORS - 2.9%
7,194	Altera Corp.		260,711
7,739	Analog Devices, Inc.		411,250
2,108	Cree, Inc. * ^		119,228
2,315	First Solar, Inc. *		161,564
14,143	Intel Corp. ^		365,031
4,740	KLA-Tencor Corp.		327,724
5,094	Lam Research Corp. *		280,170
8,988	Linear Technology Corp. ^		437,626
10,348	Maxim Integrated Products, Inc.		342,726
7,328	Microchip Technology, Inc. ^		349,985
16,925	NVIDIA Corp. ^		303,127
5,045	QUALCOMM, Inc.		397,849
6,158	Skyworks Solutions, Inc. *		231,048
9,083	Texas Instruments, Inc.		428,263
6,293	Xilinx, Inc.		341,521
			4,757,823
	SHIPBUILDING - 0.2%
3,307	Huntington Ingalls Industries, Inc.		338,174

	SOFTWARE - 3.1%
9,869	Activision Blizzard, Inc.		201,722
3,674	Adobe Systems, Inc. *		241,529
3,136	Akamai Technologies, Inc. *		182,547
3,530	ANSYS, Inc. *		271,881
4,897	Autodesk, Inc. *		240,834
13,117	CA, Inc.		406,233
4,614	Cerner Corp. * ^		259,538
3,452	Citrix Systems, Inc. *		198,248
6,514	Fidelity National Information Services, Inc.		348,173
7,513	Fiserv, Inc. *		425,912
6,294	Microsoft Corp.		257,991
7,577	MSCI, Inc. - Cl. A *		325,963
9,722	Oracle Corp.		397,727
10,864	Paychex, Inc. ^		462,806
7,664	PTC, Inc. *		271,536
3,644	Red Hat, Inc. *		193,059
1,897	Ultimate Software Group, Inc. *		259,889
2,005	Vmware, Inc. - Cl. A * ^		216,580
			5,162,168
	TELECOMMUNICATIONS - 1.4%
11,178	Amdocs Ltd.		519,330
13,426	Cisco Systems, Inc.		300,877
12,763	Corning, Inc. ^		265,726
4,460	Harris Corp.		326,294
8,963	Juniper Networks, Inc. *		230,887
6,032	Motorola Solutions, Inc.		387,797
38,708	Windstream Holdings, Inc. ^		318,954
			2,349,865
	TEXTILES - 0.1%
1,776	Mohawk Industries, Inc. *		241,500

	TOYS/GAMES/HOBBIES - 0.2%
7,260	Mattel, Inc.		291,199

COMPASS EMP U.S. 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	TRANSPORTATION - 2.1%
5,850	CH Robinson Worldwide, Inc. ^		$ 306,481
11,799	CSX Corp.		341,817
7,565	Expeditors International of Washington, Inc.		299,801
2,205	FedEx Corp. ^		292,295
3,375	Genesee & Wyoming, Inc. *		328,455
5,317	JB Hunt Transport Services, Inc.		382,399
2,185	Kansas City Southern		223,001
2,909	Kirby Corp. *		294,536
3,267	Norfolk Southern Corp. ^		317,454
6,062	Old Dominion Freight Line, Inc. *		343,950
2,242	Union Pacific Corp.		420,734
			3,550,923
	TRUCKING & LEASING - 0.1%
1,005	AMERCO		233,281

	WATER - 0.3%
9,713	American Water Works Co., Inc.		440,970

	TOTAL COMMON STOCK (Cost - $151,042,877)		163,558,769

	SHORT-TERM INVESTMENTS - 1.6%
	MONEY MARKET FUND - 1.6%
2,675,276	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		2,675,276
	TOTAL SHORT-TERM INVESTMENTS (Cost - $2,675,276)

	COLLATERAL FOR SECURITIES LOANED - 13.6%
22,668,592	Mount Vernon Securities Lending Prime Portfolio		22,668,592
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $22,668,592)

	TOTAL INVESTMENTS - 113.4% (Cost - $176,386,745) (a)		$ 188,902,637
	LIABILITIES IN EXCESS OF OTHR ASSETS - (13.4) %		(22,429,217)
	NET ASSETS - 100.0%		$ 166,473,420

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
^ All or a portion of this security is on loan.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $176,389,401 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 13,682,092
	Unrealized depreciation		(1,168,856)
	Net unrealized appreciation		$ 12,513,236

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
32	S&P E-Mini Future, June 2014	$ 2,983,200	$ 14,393
	TOTAL LONG FUTURES CONTRACTS

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 90.9%
	ADVERSTISING - 0.2%
737	Omnicom Group, Inc.		$ 53,506

	AEROSPACE/DEFENSE - 1.7%
478	B/E Aerospace, Inc. *		41,486
339	Boeing Co.		42,541
541	L-3 Communications Holdings, Inc.		63,919
337	Lockheed Martin Corp.		55,012
460	Northrop Grumman Corp.		56,755
528	Raytheon Co.		52,161
686	Rockwell Collins, Inc.		54,654
516	United Technologies Corp.		60,289
			426,817
	AGRICULTURE - 1.1%
1,804	Altria Group, Inc.		67,524
1,040	Archer-Daniels-Midland Co.		45,126
1,031	Lorillard, Inc.		55,756
741	Philip Morris International, Inc.		60,666
1,172	Reynolds American, Inc.		62,608
			291,680
	AIRLINES - 0.4%
363	Alaska Air Group, Inc.		33,872
833	Delta Air Lines, Inc.		28,863
1,762	Southwest Airlines Co.		41,601
			104,336
	APPAREL - 0.8%
469	Hanesbrands, Inc. ^		35,869
698	NIKE, Inc.		51,554
270	Ralph Lauren Corp.		43,451
218	Under Armour, Inc. - Cl. A *		24,992
797	VF Corp.		49,318
			205,184
	AUTO MANUFACTURERS - 0.6%
2,743	Ford Motor Co. ^		42,791
1,168	General Motors Co.		40,203
522	Oshkosh Corp.		30,730
779	PACCAR, Inc.		52,536
			166,260
	AUTO PARTS & EQUIPMENT - 1.0%
1,385	Allison Transmission Holdings, Inc.		41,467
690	BorgWarner, Inc.		42,414
873	Johnson Controls, Inc.		41,310
607	Lear Corp.		50,818
507	TRW Automotive Holdings Corp. *		41,381
465	WABCO Holdings, Inc. *		49,085
			266,475
	BANKS - 4.5%
2,719	Bank of America Corp.		46,767
1,507	BB&T Corp.		60,536
687	Capital One Financial Corp.		53,009
1,133	CIT Group, Inc.		55,540
906	Citigroup, Inc.		43,126
907	Comerica, Inc.		46,983
1,111	East West Bancorp, Inc.		40,552
2,489	Fifth Third Bancorp		57,123
878	First Republic Bank		47,403
304	Goldman Sachs Group, Inc.		49,810
4,536	Huntington Bancshares, Inc.		45,224
2,998	KeyCorp		42,692
517	M&T Bank Corp. ^		62,712
1,278	Morgan Stanley		39,835
831	Northern Trust Corp.		54,480
646	PNC Financial Services Group, Inc.		56,202
3,643	Regions Financial Corp.		40,474
289	Signature Bank		36,296
659	State Street Corp. ^		45,833
1,195	SunTrust Banks, Inc.		47,549
317	SVB Financial Group *		40,823
COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2014

Shares			Value
	BANKS (Continued) - 4.5%
1,648	US Bancorp		$ 70,633
1,304	Wells Fargo & Co.		64,861
			1,148,463
	BEVERAGES - 1.8%
647	Brown-Forman Corp.		58,029
1,780	Coca-Cola Co.		68,815
1,158	Coca-Cola Enterprises, Inc.		55,306
532	Constellation Brands, Inc. *		45,204
1,221	Dr Pepper Snapple Group, Inc.		66,496
175	Keurig Green Mountain, Inc. ^		18,478
840	Molson Coors Brewing Co.		49,445
534	Monster Beverage Corp. *		37,086
835	PepsiCo, Inc.		69,723
			468,582
	BIOTECHNOLOGY - 0.6%
305	Amgen, Inc.		37,619
86	Biogen Idec, Inc. *		26,305
225	Celgene Corp. *		31,410
457	Gilead Sciences, Inc. *^		32,383
71	Regeneron Pharmaceuticals, Inc. *^		21,320
			149,037
	BUILDING MATERIALS - 0.1%
752	Fortune Brands Home & Security, Inc.		31,644

	CHEMICALS - 3.7%
354	Air Products & Chemicals, Inc.		42,140
512	Airgas, Inc.		54,533
819	Albemarle Corp.		54,398
522	Ashland, Inc.		51,929
132	CF Industries Holdings, Inc.		34,404
513	Ecolab, Inc.		55,399
837	EI du Pont de Nemours & Co.		56,163
745	FMC Corp.		57,037
639	International Flavors & Fragrances, Inc.		61,133
565	LyondellBasell Industries NV		50,251
561	Mosaic Co.		28,050
128	NewMarket Corp.		50,020
268	PPG Industries, Inc.		51,847
533	Praxair, Inc.		69,807
555	Rockwood Holdings, Inc.		41,292
210	Sherwin-Williams Co.		41,397
759	Sigma-Aldrich Corp.		70,875
627	Valspar Corp.		45,219
647	Westlake Chemical Corp.		42,818
			958,712
	COMMERCIAL SERVICES - 3.5%
967	ADT Corp. ^		28,962
145	Alliance Data Systems Corp. *		39,505
888	Automatic Data Processing, Inc.		68,607
1,039	Cintas Corp.		61,935
790	Equifax, Inc.		53,744
268	FleetCor Technologies, Inc. *		30,847
551	Gartner, Inc. *^		38,261
571	Global Payments, Inc. ^		40,604
1,488	Iron Mountain, Inc.		41,024
480	Manpowergroup, Inc.		37,838
595	MasterCard, Inc. - Cl. A		44,447
506	Moody's Corp.		40,136
1,248	Quanta Services, Inc. *		46,051
953	Robert Half International, Inc.		39,978
1,457	SEI Investments Co.		48,970
1,851	Total System Services, Inc. ^		56,289
291	Towers Watson & Co.		33,189
300	United Rentals, Inc. *		28,482
1,118	Vantiv, Inc. - Cl. A *		33,786
792	Verisk Analytics, Inc. - Cl. A *		47,488
2,212	Western Union Co.		36,188
			896,331
COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2014

Shares			Value
	COMPUTERS- 2.4%
346	3D Systems Corp. *		$ 20,466
71	Apple, Inc.		38,109
900	Cognizant Technology Solutions Corp. - Cl. A *		45,549
620	Computer Sciences Corp.		37,708
1,816	EMC Corp.		49,777
956	Hewlett-Packard Co.		30,936
393	HIS, Inc. - Cl. A *		47,750
295	International Business Machines Corp. ^		56,785
1,067	Jack Henry & Associates, Inc.		59,496
961	NCR Corp. *		35,125
1,220	NetApp, Inc. ^		45,018
446	SanDisk Corp. ^		36,211
1,390	Synopsys, Inc. *		53,390
520	Teradata Corp. *		25,579
397	Western Digital Corp. ^		36,453
			618,352
	COSMETIC/PERSONAL CARE - 0.8%
1,099	Colgate-Palmolive Co.		71,292
741	Estee Lauder Cos, Inc.		49,558
893	Procter & Gamble Co.		71,976
			192,826
	DISTRIBUTION/WHOLESALE - 0.9%
743	Arrow Electronics, Inc. *		44,104
750	Fastenal Co. ^		36,990
253	Fossil Group, Inc. *		29,502
599	Genuine Parts Co.		52,023
1,069	LKQ Corp. *		28,168
210	WW Grainger, Inc.		53,059
			243,846
	DIVERSIFIED FINANCIAL SERVICES - 3.3%
219	Affiliated Managers Group, Inc. *		43,811
551	American Express Co.		49,607
426	Ameriprise Financial, Inc.		46,890
138	BlackRock, Inc. - Cl. A		43,398
703	CBOE Holdings, Inc.		39,790
1,291	Charles Schwab Corp.		35,283
604	CME Group, Inc. - Cl. A		44,702
746	Discover Financial Services		43,410
1,093	Eaton Vance Corp.		41,709
813	Franklin Resources, Inc.		44,048
1,076	Invesco Ltd.		39,812
849	LPL Financial Holdings, Inc.		44,606
1,252	NASDAQ OMX Group, Inc.		46,249
714	Ocwen Financial Corp. *		27,975
917	Raymond James Financial, Inc.		51,288
1,707	SLM Corp.		41,787
561	T Rowe Price Group, Inc.		46,198
1,103	TD Ameritrade Holding Corp.		37,447
188	Visa, Inc. - Cl. A ^		40,582
519	Waddell & Reed Financial, Inc. ^		38,209
			846,801
	ELECTRIC - 4.4%
1,247	Alliant Energy Corp.		70,842
1,340	American Electric Power Co., Inc.		67,884
2,331	CMS Energy Corp.		68,252
1,334	Consolidated Edison, Inc.		71,569
924	DTE Energy Co.		68,644
1,084	Duke Energy Corp.		77,202
857	Entergy Corp.		57,290
1,501	ITC Holdings Corp.		56,062
651	NextEra Energy, Inc. ^		62,249
1,546	Northeast Utilities		70,343
1,528	OGE Energy Corp.		56,169
1,145	Pinnacle West Capital Corp.		62,586
1,667	Public Service Enterprise Group, Inc.		63,579

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2014

Shares			Value
	ELECTRIC (Continued) - 4.4%
1,391	SCANA Corp.		$ 71,386
1,725	Southern Co. ^		75,797
1,532	Wisconsin Energy Corp. ^		71,315
2,388	Xcel Energy, Inc. ^		72,500
			1,143,669
	ELECTRIC COMPONENTS & EQUIPMENT - 0.9%
231	Acuity Brands, Inc.		30,624
1,054	AMETEK, Inc.		54,270
920	Emerson Electric Co.		61,456
476	Energizer Holdings, Inc.		47,952
417	Hubbell, Inc.		49,986
			244,288
	ELECTRONICS - 1.7%
704	Agilent Technologies, Inc.		39,368
494	Amphenol Corp.		45,275
933	Avnet, Inc.		43,412
833	FLIR Systems, Inc.		29,988
1,197	Gentex Corp.		37,741
630	Honeywell International, Inc.		58,439
197	Mettler-Toledo International, Inc. *		46,429
467	Thermo Fisher Scientific, Inc.		56,152
710	Trimble Navigation Ltd. *		27,598
415	Waters Corp. *		44,990
			429,392
	ENGINEERING & CONSTRUCTION - 0.2%
741	Jacobs Engineering Group, Inc. *		47,054

	ENVIRONMENTAL CONTROL - 0.7%
1,860	Republic Services, Inc. - Cl. A		63,538
571	Stericycle, Inc. *		64,877
1,319	Waste Connections, Inc.		57,851
			186,266
	FOOD - 3.0%
1,554	ConAgra Foods, Inc.		48,221
1,303	General Mills, Inc.		67,521
615	Hershey Co.		64,206
1,409	Hillshire Brands Co.		52,499
1,152	Hormel Foods Corp.		56,759
499	Ingredion, Inc.		33,972
527	JM Smucker Co.		51,245
1,044	Kraft Foods Group, Inc.		58,568
1,113	Kroger Co.		48,582
885	McCormick & Co., Inc.		63,490
1,451	Mondelez International, Inc. - Cl. A ^		50,132
852	Safeway, Inc.		31,473
1,359	Sysco Corp. ^		49,101
953	Tyson Foods, Inc.		41,942
1,175	WhiteWave Foods Co. - Cl. A *		33,535
680	Whole Foods Market, Inc.		34,483
			785,729
	FOREST PRODUCTS & PAPER - 0.3%
941	International Paper Co.		43,173
1,159	MeadWestvaco Corp.		43,625
			86,798
	GAS - 1.2%
1,466	AGL Resources, Inc.		71,775
1,240	Atmos Energy Corp.		58,441
829	National Fuel Gas Co.		58,063
1,822	NiSource, Inc.		64,736
674	Sempra Energy		65,219
			318,234
	HAND/MACHINE TOOLS - 0.5%
615	Lincoln Electric Holdings, Inc.		44,286
448	Snap-on, Inc.		50,839
457	Stanley Black & Decker, Inc.		37,127
			132,252
COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2014

Shares			Value
	HEALTHCARE PRODUCTS - 3.1%
864	Baxter International, Inc.		$ 63,573
612	Becton Dickinson and Co.		71,653
1,200	CareFusion Corp. *		48,264
349	Cooper Cos, Inc.		47,939
1,499	DENTSPLY International, Inc.		69,014
552	Edwards Lifesciences Corp. *		40,942
558	Henry Schein, Inc. *		66,608
438	IDEXX Laboratories, Inc. *^		53,173
60	Intuitive Surgical, Inc. *		26,279
1,039	Medtronic, Inc.		63,940
766	ResMed, Inc. ^		34,233
730	St Jude Medical, Inc.		47,735
832	Stryker Corp.		67,783
600	Varian Medical Systems, Inc. *		50,394
612	Zimmer Holdings, Inc.		57,883
			809,413
	HEALTHCARE SERVICES - 2.2%
612	Aetna, Inc. ^		45,882
484	Cigna Corp.		40,525
763	Community Health Systems, Inc. *		29,887
474	Covance, Inc. *		49,249
594	DaVita HealthCare Partners, Inc. *		40,897
810	HCA Holdings, Inc. *		42,525
495	Laboratory Corp. of America Holdings *		48,614
959	MEDNAX, Inc. *		59,439
953	Quest Diagnostics, Inc. ^		55,198
564	UnitedHealth Group, Inc.		46,242
600	Universal Health Services, Inc.		49,242
498	WellPoint, Inc.		49,576
			557,276
	HOLDING COMPANIES - DIVERSIFIED - 0.2%
1,687	Leucadia National Corp.		47,236

	HOME BUILDERS - 0.6%
1,098	DR Horton, Inc.		23,772
662	Lennar Corp.		26,228
35	NVR, Inc. *		40,145
1,306	PulteGroup, Inc.		25,062
851	Toll Brothers, Inc. *		30,551
			145,758
	HOME FURNISHINGS - 0.2%
239	Harman International Industries, Inc.		25,430
203	Whirlpool Corp.		30,340
			55,770
	HOUSEHOLD PRODUCTS/WARES - 1.0%
917	Avery Dennison Corp.		46,464
913	Church & Dwight Co., Inc.		63,061
820	Clorox Co. ^		72,168
595	Kimberly-Clark Corp.		65,599
			247,292
	HOUSEWARES - 0.2%
1,862	Newell Rubbermaid, Inc.		55,674

	INSURANCE - 4.2%
918	Aflac, Inc.		57,871
966	Allstate Corp.		54,656
1,154	American Financial Group, Inc.		66,597
1,308	Arthur J Gallagher & Co.		62,235
853	Assurant, Inc.		55,411
820	Chubb Corp.		73,226
1,360	Cincinnati Financial Corp.		66,178
1,550	Fidelity National Financial, Inc.		48,732
2,147	Genworth Financial, Inc. - Cl. A *		38,066
694	Lincoln National Corp. ^		35,165
140	Markel Corp. *		83,454
1,331	Marsh & McLennan Cos., Inc.		65,618

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2014

Shares			Value
	INSURANCE (Continued) - 4.2%
765	MetLife, Inc.		$ 40,392
935	Principal Financial Group, Inc.		43,001
2,313	Progressive Corp.		56,021
835	Torchmark Corp.		65,715
801	Travelers Cos, Inc.		68,165
1,232	Unum Group		43,502
1,652	WR Berkley Corp.		68,756
			1,092,761
	INTERNET - 1.6%
694	eBay, Inc. *		38,337
275	F5 Networks, Inc. *		29,323
277	Facebook, Inc. - Cl. A *		16,686
35	Google, Inc. - Cl. A *		39,008
429	IAC/InterActiveCorp		30,626
1,469	Liberty Interactive Corp. *		42,410
53	Netflix, Inc. *		18,658
31	priceline.com, Inc. *		36,949
555	Rackspace Hosting, Inc. *		18,215
1,747	Symantec Corp.		34,888
242	TripAdvisor, Inc. *		21,923
1,002	VeriSign, Inc. *		54,018
821	Yahoo!, Inc. *		29,474
			410,515
	INVESTMENT COMPANIES - 0.3%
4,334	Ares Capital Corp.		76,365

	IRON/STEEL - 0.4%
996	Nucor Corp.		50,338
660	Reliance Steel & Aluminum Co.		46,636
			96,974
	LEISURE TIME - 0.5%
1,068	Carnival Corp.		40,434
752	Harley-Davidson, Inc.		50,091
275	Polaris Industries, Inc. ^		38,420
			128,945
	LODGING - 0.9%
818	Hyatt Hotels Corp. - Cl. A *		44,017
467	Las Vegas Sands Corp.		37,724
1,025	Marriott International, Inc.		57,421
658	Wyndham Worldwide Corp.		48,185
161	Wynn Resorts Ltd.		35,766
			223,113
	MACHINERY-CONSTRUCTION & MINING - 0.4%
519	Caterpillar, Inc. ^		51,573
676	Joy Global, Inc.		39,208
			90,781
	MACHINERY-DIVERSIFIED - 1.9%
812	AGCO Corp.		44,790
319	Cummins, Inc.		47,528
696	Deere & Co. ^		63,197
497	Flowserve Corp.		38,935
600	Graco, Inc.		44,844
103	Middleby Corp.		27,214
700	Nordson Corp.		49,343
409	Rockwell Automation, Inc.		50,941
403	Roper Industries, Inc.		53,805
632	Wabtec Corp.		48,980
847	Xylem, Inc.		30,848
			500,425
	MEDIA - 2.4%
470	AMC Networks, Inc. *		34,352
639	CBS Corp. ^		39,490
876	Comcast Corp. ^		43,818
663	DIRECTV *^		50,666
524	Discovery Communications, Inc. *		43,335
1,344	Gannett Co., Inc.		37,094

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2014

Shares			Value
	MEDIA (Continued) - 2.4%
385	Liberty Media Corp. *		$ 50,331
1,061	Nielsen Holdings NV		47,352
588	Scripps Networks Interactive, Inc.		44,635
11,282	Sirius XM Holdings, Inc. *^		36,102
277	Time Warner Cable, Inc.		37,999
816	Time Warner, Inc.		53,309
588	Viacom, Inc.		49,974
623	Walt Disney Co.		49,884
			618,341
	METAL FABRICATE/HARDWARE - 0.3%
195	Precision Castparts Corp.		49,288
528	Timken Co.		31,036
			80,324
	MINING - 0.3%
1,281	Freeport-McMoRan Copper & Gold, Inc.		42,363
1,211	Southern Copper Corp. ^		35,252
			77,615
	MISCELLANEOUS MANUFACTURING - 2.5%
476	3M Co.		64,574
691	Carlisle Cos, Inc.		54,824
602	Colfax Corp. *		42,941
743	Danaher Corp. ^		55,725
1,218	Donaldson Co., Inc.		51,643
618	Dover Corp.		50,522
2,206	General Electric Co.		57,113
789	Illinois Tool Works, Inc.		64,169
683	Pall Corp.		61,108
376	Parker Hannifin Corp.		45,011
458	SPX Corp.		45,026
846	Textron, Inc.		33,239
408	Trinity Industries, Inc.		29,405
			655,300
	OFFICE/BUSINESS EQUIPMENT - 0.2%
3,154	Xerox Corp.		35,640

	OIL & GAS - 3.8%
567	Apache Corp.		47,033
891	Cabot Oil & Gas Corp.		30,187
587	Chevron Corp.		69,800
259	Cimarex Energy Co.		30,849
266	Concho Resources, Inc. *		32,585
1,043	ConocoPhillips ^		73,375
264	Continental Resources, Inc. ^		32,807
2,510	Denbury Resources, Inc.		41,164
967	Diamond Offshore Drilling, Inc.		47,151
438	EQT Corp.		42,473
719	Exxon Mobil Corp.		70,232
396	Gulfport Energy Corp. *		28,187
441	Helmerich & Payne, Inc.		47,434
609	Hess Corp.		50,474
620	HollyFrontier Corp.		29,500
1,320	Marathon Oil Corp.		46,886
339	Marathon Petroleum Corp.		29,507
749	Murphy Oil Corp.		47,082
612	Noble Energy, Inc.		43,476
641	Occidental Petroleum Corp.		61,081
501	Phillips 66		38,607
595	Valero Energy Corp.		31,595
			971,485
	OIL & GAS SERVICES - 1.2%
717	Baker Hughes, Inc.		46,619
515	Cameron International Corp. *		31,812
802	FMC Technologies, Inc. *^		41,937
708	National Oilwell Varco, Inc.		55,132
525	Oceaneering International, Inc.		37,727
436	Oil States International, Inc. *		42,990

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2014

Shares			Value
	OIL & GAS SERVICES (Continued) - 1.2%
537	Schlumberger Ltd.		$ 52,358
			308,575
	PACKAGING & CONTAINERS - 0.8%
1,086	Ball Corp.		59,524
1,280	Crown Holdings, Inc. *		57,267
476	Packaging Corp. of America		33,496
317	Rock-Tenn Co.		33,466
1,061	Sealed Air Corp.		34,875
			218,628
	PHARMACEUTICALS - 2.5%
370	Allergan, Inc.		45,917
971	AmerisourceBergen Corp.		63,688
761	Bristol-Myers Squibb Co.		39,534
939	Eli Lilly & Co.		55,270
710	Express Scripts Holding Co. *		53,314
760	Johnson & Johnson		74,655
257	McKesson Corp.		45,378
467	Mead Johnson Nutrition Co. - Cl. A ^		38,826
1,137	Merck & Co., Inc.		64,547
688	Mylan, Inc. *^		33,595
2,011	Pfizer, Inc. ^		64,593
890	Quintiles Transnational Holdings, Inc. *		45,185
274	Salix Pharmaceuticals Ltd. *^		28,389
			652,891
	PIPELINES - 0.5%
1,495	Kinder Morgan, Inc.		48,573
480	ONEOK Inc.		28,440
1,677	Spectra Energy Corp.		61,948
			138,961
	REAL ESTATE - 0.3%
1,652	CBRE Group, Inc. - Cl. A *		45,314
322	Jones Lang LaSalle, Inc.		38,157
			83,471
	RETAIL - 7.9%
246	Advance Auto Parts, Inc.		31,119
787	AutoNation, Inc. *		41,892
105	AutoZone, Inc. *		56,396
590	Bed Bath & Beyond, Inc. *		40,592
1,850	Burger King Worldwide, Inc.		49,118
517	Cabela's, Inc. *		33,869
857	CarMax, Inc. *		40,108
54	Chipotle Mexican Grill, Inc. - Cl. A *^		30,675
872	Coach, Inc.		43,304
1,225	Copart, Inc. *		44,578
538	Costco Wholesale Corp.		60,084
816	CVS Caremark Corp. ^		61,086
817	Darden Restaurants, Inc. ^		41,471
719	Dick's Sporting Goods, Inc.		39,265
707	Dollar General Corp. *^		39,224
1,004	Dollar Tree, Inc. *		52,389
946	Dunkin' Brands Group, Inc.		47,470
767	Family Dollar Stores, Inc.		44,494
929	Foot Locker, Inc.		43,644
958	Gap, Inc.		38,377
737	Home Depot, Inc.		58,319
735	Kohl's Corp. ^		41,748
688	L Brands, Inc.		39,058
838	Lowe's Cos, Inc.		40,978
646	Macy's, Inc.		38,301
888	McDonald's Corp.		87,051
511	MSC Industrial Direct Co., Inc.		44,212
855	Nordstrom, Inc.		53,395
201	Nu Skin Enterprises, Inc.		16,653
298	O'Reilly Automotive, Inc. *		44,220
225	Panera Bread Co. *		39,706
807	PetSmart, Inc. ^		55,594

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 2014

Shares			Value
	RETAIL (Continued) - 7.9%
2,962	Rite Aid Corp. *		$ 18,572
713	Ross Stores, Inc.		51,015
1,288	Sally Beauty Holdings, Inc. *		35,291
567	Starbucks Corp.		41,606
861	Target Corp.		52,099
495	Tiffany & Co.		42,644
868	TJX Cos, Inc.		52,644
567	Tractor Supply Co.		40,047
230	Ulta Salon Cosmetics & Fragrance, Inc. *		22,420
1,005	Urban Outfitters, Inc. *		36,652
1,030	Wal-Mart Stores, Inc.		78,723
614	Walgreen Co.		40,542
739	Williams-Sonoma, Inc. ^		49,247
544	Yum! Brands, Inc.		41,012
			2,040,904
	SAVINGS & LOANS - 0.4%
5,576	Hudson City Bancorp, Inc.		54,812
3,435	New York Community Bancorp, Inc. ^		55,200
			110,012
	SEMICONDUCTORS - 2.6%
1,000	Altera Corp.		36,240
1,071	Analog Devices, Inc.		56,913
303	Cree, Inc. *		17,138
271	First Solar, Inc. *		18,913
1,978	Intel Corp. ^		51,052
666	KLA-Tencor Corp.		46,047
708	Lam Research Corp. *		38,940
1,261	Linear Technology Corp.		61,398
1,490	Maxim Integrated Products, Inc.		49,349
1,035	Microchip Technology, Inc. ^		49,432
2,384	NVIDIA Corp.		42,697
717	QUALCOMM, Inc.		56,543
843	Skyworks Solutions, Inc. *		31,629
1,259	Texas Instruments, Inc.		59,362
879	Xilinx, Inc.		47,703
			663,356
	SHIPBUILDING - 0.2%
481	Huntington Ingalls Industries, Inc.		49,187

	SOFTWARE - 2.9%
1,424	Activision Blizzard, Inc.		29,100
525	Adobe Systems, Inc. *		34,514
440	Akamai Technologies, Inc. *		25,612
519	ANSYS, Inc. *		39,973
713	Autodesk, Inc. *		35,065
1,888	CA, Inc.		58,471
669	Cerner Corp. *		37,631
485	Citrix Systems, Inc. *		27,854
930	Fidelity National Information Services, Inc.		49,709
1,075	Fiserv, Inc. *		60,942
883	Microsoft Corp.		36,194
1,087	MSCI, Inc. - Cl. A *		46,763
1,408	Oracle Corp. ^		57,601
1,543	Paychex, Inc.		65,732
1,114	PTC, Inc. *		39,469
525	Red Hat, Inc. *		27,815
279	Ultimate Software Group, Inc. *		38,223
286	Vmware, Inc. - Cl. A *^		30,894
			741,562
	TELECOMMUNICATIONS - 1.3%
1,590	Amdocs Ltd.		73,871
1,898	Cisco Systems, Inc.		42,534
1,818	Corning, Inc.		37,851
635	Harris Corp.		46,457
1,257	Juniper Networks, Inc. *		32,380
851	Motorola Solutions, Inc.		54,711

COMPASS EMP LONG/SHORT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
March 31, 201

Shares			Value
	TELECOMMUNICATIONS (Continued) - 1.3%
5,548	Windstream Holdings, Inc. ^		$ 45,716
			333,520
	TEXTILES - 0.2%
257	Mohawk Industries, Inc. *		34,947

	TOYS/GAMES/HOBBIES - 0.2%
1,029	Mattel Inc.		41,273

	TRANSPORTATION - 2.0%
843	CH Robinson Worldwide, Inc.		44,165
1,695	CSX Corp. ^		49,104
1,082	Expeditors International of Washington, Inc.		42,880
320	FedEx Corp. ^		42,419
488	Genesee & Wyoming, Inc. *		47,492
770	JB Hunt Transport Services, Inc.		55,378
314	Kansas City Southern		32,047
417	Kirby Corp. *		42,221
466	Norfolk Southern Corp. ^		45,281
875	Old Dominion Freight Line, Inc. *		49,648
322	Union Pacific Corp.		60,421
			511,056
	TRUCKING & LEASING - 0.1%
143	AMERCO		33,193

	WATER - 0.3%
1,415	American Water Works Co., Inc.		64,241

	TOTAL COMMON STOCK (Cost - $23,419,664)		23,445,314

	SHORT-TERM INVESTMENTS - 7.9%
	MONEY MARKET FUND - 7.9%
2,026,588	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		2,026,588
	(Cost - $2,026,588)
	TOTAL SHORT TERM INVESTMENTS

	COLLATERAL FOR SECURITIES LOANED - 9.7%
2,505,843	Mount Vernon Securities Lending Prime Portfolio		2,505,843
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $2,505,843)

	TOTAL INVESTMENTS - 108.5% (Cost - $27,952,095) (a)		$ 27,977,745
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.5) %		(2,176,393)
	NET ASSETS - 100.0%		$ 25,801,352

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
^ All or portion of this security is on loan.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $27,952,095 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 257,570
	Unrealized depreciation		(231,920)
	Net unrealized appreciation		$ 25,650

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Depreciation
	SHORT FUTURES CONTRACTS - 0.1%
	Equity Futures - 0.1%
56	S&P E-Mini Future, Jun 2014	5,220,600	(19,971)
	TOTAL SHORT FUTURES CONTRACTS	$ 5,220,600	$ (19,971)

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 97.3%
	ADVERTISING - 0.6%
3,435	JCDecaux SA		$ 150,532
1,563	Publicis Groupe SA		141,278
7,027	WPP PLC		144,920
			436,730
	AEROSPACE/DEFENSE - 1.2%
1,788	Airbus Group NV		128,124
22,000	IHI Corp.		92,744
17,675	Meggitt PLC		141,416
2,371	Safran SA		164,345
2,670	Thales SA		177,121
4,984	Zodiac Aerospace		176,201
			879,951
	AGRICULTURE - 0.4%
3,539	British American Tobacco PLC		196,802
3,987	Japan Tobacco, Inc.		125,477
			322,279
	AIRLINES - 0.5%
2,700	Japan Airlines Co. Ltd.		133,230
26,000	Singapore Airlines Ltd.		216,443
			349,673
	APPAREL - 1.2%
4,979	Burberry Group PLC		115,799
740	Christian Dior SA		142,537
493	Hermes International		164,168
1,598	Hugo Boss AG		212,720
770	LVMH Moet Hennessy Louis Vuitton SA		140,037
13,890	Prada SpA		108,691
			883,952
	AUTO MANUFACTURERS - 2.3%
1,401	Bayerische Motoren Werke AG		176,918
64,000	Brilliance China Automotive Holdings Ltd.		97,851
6,251	Daihatsu Motor Co. Ltd.		110,690
1,524	Daimler AG		144,075
3,665	Fuji Heavy Industries Ltd.		99,395
5,405	Hino Motors Ltd.		80,379
3,743	Honda Motor Co. Ltd.		132,123
14,131	Isuzu Motors Ltd.		81,396
21,000	Mazda Motor Corp.		93,424
13,649	Nissan Motor Co. Ltd.		121,973
1,077	Renault SA		104,712
2,372	Scania AB		69,565
4,005	Suzuki Motor Corp.		104,803
2,487	Toyota Motor Corp.		140,741
564	Volkswagen AG		143,034
			1,701,079
	AUTO PARTS & EQUIPMENT - 2.2%
3,226	Aisin Seiki Co. Ltd.		116,725
1,829	Autoliv, Inc. ^		183,540
3,058	Bridgestone Corp.		108,716
1,134	Cie Generale des Etablissements Michelin		141,888
584	Continental AG		139,977
2,586	Denso Corp.		124,289
20,799	GKN PLC		135,341
1,700	Magna International, Inc.		163,700
4,000	NGK Insulators Ltd.		83,536
6,298	Pirelli & C. SpA		98,958
6,992	Sumitomo Electric Industries Ltd.		104,320
2,681	Toyota Industries Corp.		129,167
776	Valeo SA		109,363
			1,639,520
	BANKS - 8.4%
5,592	Australia & New Zealand Banking Group Ltd.		171,357
14,935	Banco Santander SA		142,468
25,064	Bank Hapoalim BM		142,923
37,400	Bank of East Asia Ltd.		146,088

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	BANKS (Continued) - 8.4%
3,600	Bank of Montreal		$ 241,239
4,000	Bank of Nova Scotia		232,056
23,968	Bank of Yokohama Ltd.		119,898
10,943	Bankinter SA		88,083
1,694	BNP Paribas SA		130,728
70,000	BOC Hong Kong Holdings Ltd.		199,430
15,717	CaixaBank SA		101,165
3,000	Canadian Imperial Bank of Commerce		258,983
2,511	Commonwealth Bank of Australia		180,237
4,296	Credit Suisse Group AG		139,018
5,093	Danske Bank A/S		141,963
17,533	DBS Group Holdings Ltd.		225,418
7,223	DNB ASA		125,589
14,500	Hang Seng Bank Ltd.		230,853
18,860	HSBC Holdings PLC		191,019
21,584	Mitsubishi UFJ Financial Group, Inc.		118,874
68,152	Mizuho Financial Group, Inc.		135,046
5,334	National Australia Bank Ltd.		175,317
6,100	National Bank of Canada		245,116
15,610	Natixis		114,698
10,144	Nordea Bank AB		143,587
30,089	Oversea-Chinese Banking Corp. Ltd.		227,516
26,931	Resona Holdings, Inc.		130,535
3,600	Royal Bank of Canada		237,749
10,463	Skandinaviska Enskilda Banken AB		143,343
6,630	Standard Chartered PLC		138,556
2,894	Sumitomo Mitsui Financial Group, Inc.		123,940
19,084	Sumitomo Mitsui Trust Holdings, Inc.		86,383
2,887	Svenska Handelsbanken AB		144,586
5,150	Swedbank AB		137,934
5,700	Toronto-Dominion Bank		267,880
12,367	United Overseas Bank Ltd.		212,885
5,240	Westpac Banking Corp.		167,856
			6,160,316
	BEVERAGES - 1.6%
1,434	Anheuser-Busch InBev NV		150,410
1,424	Carlsberg A/S		141,685
5,151	Coca-Cola HBC AG		128,301
5,260	Diageo PLC		163,200
2,377	Heineken NV		165,515
9,000	Kirin Holdings Co. Ltd.		125,012
1,358	Pernod Ricard SA		158,161
3,165	SABMiller PLC		158,037
			1,190,321
	BIOTECHNOLOGY - 0.2%
2,265	CSL Ltd.		146,036

	BUILDING MATERIALS - 1.4%
2,162	Cie de St-Gobain		130,668
1,700	Daikin Industries Ltd.		95,477
459	Geberit AG		150,402
1,788	Holcim Ltd.		148,140
1,701	Imerys SA		151,337
1,527	Lafarge SA		119,334
3,900	LIXIL Group Corp.		107,814
36	Sika AG		147,341
			1,050,513
	CHEMICALS - 4.0%
1,500	Agrium, Inc.		146,521
1,413	Air Liquide SA		191,482
1,255	Arkema SA		142,187
17,578	Asahi Kasei Corp.		119,862
1,488	BASF SE		165,467
932	Brenntag AG		172,968
430	EMS-Chemie Holding AG		162,436
3,737	Evonik Industries AG		145,662

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	CHEMICALS (Continued) - 4.0%
103	Givaudan SA		$ 159,367
8,698	Israel Chemicals Ltd.		75,993
3,149	Johnson Matthey PLC		171,728
1,905	Koninklijke DSM NV		130,797
963	Linde AG		192,724
26,000	Mitsubishi Chemical Holdings Corp.		108,344
1,365	Nitto Denko Corp.		65,525
3,292	Novozymes A/S		144,813
2,700	Potash Corp. of Saskatchewan, Inc.		97,828
2,198	Shin-Etsu Chemical Co. Ltd.		125,923
947	Solvay SA		148,733
437	Syngenta AG		165,353
2,992	Yara International ASA		132,232
			2,965,945
	COMMERCIAL SERVICES - 3.2%
7,921	Abertis Infraestructuras SA		180,958
1,475	Adecco SA		122,791
4,295	Aggreko PLC		107,481
6,793	Ashtead Group PLC		107,703
5,746	Atlantia SpA		147,703
7,228	Babcock International Group PLC		162,321
16,378	Brambles Ltd.		140,574
6,998	Bunzl PLC		186,206
5,237	Bureau Veritas SA		160,640
8,423	Capita PLC		153,909
12,000	Dai Nippon Printing Co. Ltd.		115,279
3,953	Edenred		124,088
3,429	Intertek Group PLC		175,621
2,100	Secom Co. Ltd.		121,288
76	SGS SA		187,441
1,645	Sodexo		172,610
			2,366,613
	COMPUTERS - 0.8%
1,790	AtoS		161,920
1,816	Cap Gemini SA		137,539
3,200	CGI Group, Inc. *		98,954
916	Gemalto NV		106,734
3,300	Nomura Research Institute Ltd.		104,497
			609,644
	COSMETICS/PERSONAL CARE - 0.8%
1,982	Beiersdorf AG		193,411
3,593	Kao Corp.		127,631
975	L'Oreal SA		160,858
2,000	Unicharm Corp.		107,101
			589,001
	DISTRIBUTION/WHOLESALE - 1.4%
10,512	ITOCHU Corp.		123,142
2,571	Jardine Cycle & Carriage Ltd.		92,664
86,000	Li & Fung Ltd.		127,053
19,508	Marubeni Corp.		131,317
8,168	Mitsubishi Corp.		152,014
10,154	Mitsui & Co. Ltd.		143,902
10,893	Sumitomo Corp.		138,927
3,758	Toyota Tsusho Corp.		95,638
			1,004,657
	DIVERSIFIED FINANCIAL SERVICES - 3.2%
12,865	Aberdeen Asset Management PLC		83,714
5,615	ASX Ltd.		187,728
5,700	CI Financial Corp.		180,084
11,000	Daiwa Securities Group, Inc.		95,949
1,878	Deutsche Boerse AG		149,535
4,819	Hargreaves Lansdown PLC		117,139
11,810	Hong Kong Exchanges and Clearing Ltd.		179,043
3,700	IGM Financial, Inc.		174,792
17,565	Investec PLC		141,971
2,900	Japan Exchange Group, Inc.		70,930

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	DIVERSIFIED FINANCIAL SERVICES (Continued) - 3.2%
3,055	Julius Baer Group Ltd.		$ 135,651
4,483	London Stock Exchange Group PLC		147,239
2,348	Macquarie Group Ltd.		126,077
15,369	Nomura Holdings, Inc.		98,827
43,709	Old Mutual PLC		146,545
5,840	ORIX Corp. *		82,424
450	Partners Group Holding AG		126,520
2,986	Schroders PLC		129,335
			2,373,503
	ELECTRIC - 3.0%
12,117	AGL Energy Ltd.		170,490
38,000	China Resources Power Holdings Co. Ltd.		98,955
39,500	CLP Holdings Ltd.		297,888
37,288	EDP - Energias de Portugal SA		173,249
3,324	Electricite de France		131,557
3,809	Endesa SA		137,155
7,042	Fortum OYJ		160,149
26,147	Iberdrola SA		182,931
21,000	Power Assets Holdings Ltd.		182,059
1,649	Red Electrica Corp. SA		134,096
7,485	SSE PLC		183,316
38,562	Terna Rete Elettrica Nazionale SpA		206,647
5,977	Verbund AG		122,995
			2,181,487
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
13,699	Hitachi Ltd.		101,395
2,693	Legrand SA		167,382
1,434	Schneider Electric SA		127,187
			395,964
	ELECTRONICS - 1.1%
4,202	Hoya Corp.		131,142
197	Keyence Corp.		81,460
2,480	Kyocera Corp.		112,088
1,100	Murata Manufacturing Co. Ltd.		104,017
2,200	Omron Corp.		91,034
5,756	Rexel SA		151,093
25,000	Toshiba Corp.		106,119
			776,953
	ENERGY-ALTERNATE SOURCES - 0.2%
49,032	Enel Green Power SpA		137,730

	ENGINEERING & CONSTRUCTION - 2.4%
1,619	Aeroports de Paris		201,970
27,000	Cheung Kong Infrastructure Holdings Ltd.		172,294
64,000	China State Construction International Holdings Ltd.		108,412
7,786	Ferrovial SA		168,752
2,440	Fraport AG Frankfurt Airport Services Worldwide		182,345
1,277	Hochtief AG		115,990
2,847	JGC Corp.		99,279
50,635	Sembcorp Industries Ltd.		221,027
54,185	Singapore Technologies Engineering Ltd.		164,576
7,963	Skanska AB		187,245
2,060	Vinci SA		153,067
			1,774,957
	ENTERTAINMENT - 0.5%
154,242	Genting Singapore PLC		163,722
1,188	Oriental Land Co. Ltd		181,171
			344,893
	ENVIRONMENTAL CONTROL - 0.1%
51,000	China Everbright International Ltd.		69,822

	FOOD - 5.3%
2,276	Aryzta AG		201,195
3,106	Associated British Foods PLC		144,009
136	Barry Callebaut AG		183,488
3,357	Carrefour SA		129,994

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	FOOD (Continued) - 5.3%
1,268	Casino Guichard Perrachon SA		$ 150,965
2,425	Colruyt SA		133,695
18,900	Dairy Farm International Holdings Ltd.		184,086
2,531	Danone SA		179,064
1,366	Delhaize Group SA		99,880
2,400	George Weston Ltd.		179,049
4,395	ICA Gruppen AB *		159,186
30,888	J Sainsbury PLC		162,780
7,060	Jeronimo Martins SGPS SA		118,521
8,201	Koninklijke Ahold NV		164,804
3	Lindt & Spruengli AG		176,740
3,700	Loblaw Cos Ltd.		157,226
2,880	Nestle SA		216,937
4,000	Saputo, Inc.		201,830
3,544	Seven & I Holdings Co. Ltd.		135,770
4,562	Unilever PLC		194,784
64,133	Wilmar International Ltd.		176,433
38,747	WM Morrison Supermarkets PLC		137,596
5,883	Woolworths Ltd.		194,779
1,863	Yakult Honsha Co. Ltd.		93,738
			3,876,549
	FOOD SERVICE - 0.3%
12,568	Compass Group PLC		191,723

	FOREST PRODUCTS & PAPER - 0.5%
6,072	Mondi PLC		106,193
3,851	Smurfit Kappa Group PLC		93,312
4,624	Svenska Cellulosa AB SCA		135,824
			335,329
	GAS - 2.3%
10,000	Beijing Enterprises Holdings Ltd.		89,595
4,500	Canadian Utilities Ltd.		167,695
30,736	Centrica PLC		168,948
56,000	China Gas Holdings Ltd.		87,497
34,000	China Resources Gas Group Ltd.		108,262
4,816	Enagas SA		146,532
4,840	Gas Natural SDG SA		136,155
92,000	Hong Kong & China Gas Co. Ltd.		200,673
17,613	National Grid PLC		241,375
32,453	Snam SpA		190,102
28,519	Tokyo Gas Co. Ltd.		145,157
			1,681,991
	HAND/MACHINE TOOLS - 0.7%
1,623	Makita Corp.		89,387
8,736	Sandvik AB		123,185
1,050	Schindler Holding AG		154,856
433	SMC Corp/Japan		114,506
			481,934
	HEALTHCARE-PRODUCTS - 1.2%
1,612	Coloplast A/S		130,485
1,390	Essilor International SA		140,239
4,227	Getinge AB		118,166
2,772	Luxottica Group SpA		160,391
14,273	Smith & Nephew PLC		216,305
4,586	Terumo Corp.		100,362
			865,948
	HEALTHCARE-SERVICES - 0.6%
2,009	Fresenius Medical Care AG & Co. KGaA		140,250
1,051	Fresenius SE & Co. KGaA		164,560
2,751	Ramsay Health Care Ltd.		122,727
			427,537
	HOLDING COMPANIES-DIVERSIFIED - 1.9%
205	Bollore SA		130,044
28,000	China Merchants Holdings International Co. Ltd.		96,196
2,930	GEA Group AG		133,995
13,000	Hutchison Whampoa Ltd.		172,113

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	HOLDING COMPANIES-DIVERSIFIED (Continued) - 1.9%
2,000	Jardine Matheson Holdings Ltd.		$ 126,160
3,500	Jardine Strategic Holdings Ltd.		125,510
26,833	Keppel Corp. Ltd.		232,338
18,000	Swire Pacific Ltd.		209,885
20,000	Wharf Holdings Ltd.		127,883
			1,354,124
	HOME BUILDERS - 0.7%
13,295	Barratt Developments PLC		91,432
6,000	Daiwa House Industry Co. Ltd.		102,050
4,465	Persimmon PLC		100,197
9,497	Sekisui House Ltd.		118,171
49,831	Taylor Wimpey PLC		97,866
			509,716
	HOME FURNISHINGS - 0.1%
28,000	Haier Electronics Group Co. Ltd.		75,802

	HOUSEHOLD PRODUCTS/WARES - 0.2%
1,970	Reckitt Benckiser Group PLC		160,508

	INSURANCE - 6.8%
6,392	Admiral Group PLC		152,178
15,158	Aegon NV		139,205
3,701	Ageas		164,995
31,600	AIA Group Ltd.		149,912
965	Allianz SE		163,198
30,560	AMP Ltd.		141,064
4,837	AXA SA		125,770
6,771	CNP Assurances		143,440
36,256	Direct Line Insurance Group PLC		143,559
6,419	Gjensidige Forsikring ASA		130,586
7,100	Great-West Lifeco, Inc.		196,011
2,212	Hannover Rueck SE		197,959
28,229	Insurance Australia Group Ltd.		145,742
40,865	Legal & General Group PLC		139,462
7,900	Manulife Financial Corp.		152,746
29,192	Mapfre SA		123,120
10,807	Mediolanum SpA		102,033
814	Muenchener Rueckversicherungs AG		177,939
3,800	NKSJ Holdings, Inc.		97,888
7,200	Power Corp. of Canada		197,141
6,400	Power Financial Corp.		198,605
5,726	Prudential PLC		121,096
3,328	Sampo		172,700
5,599	SCOR SE		196,014
6,940	Sony Financial Holdings, Inc.		113,925
10,135	St James's Place PLC		139,401
21,623	Standard Life PLC		136,088
1,969	Swiss Re AG		182,637
7,400	T&D Holdings, Inc.		88,196
5,336	Talanx AG		191,771
3,800	Tokio Marine Holdings, Inc.		114,351
2,518	Vienna Insurance Group AG		124,211
674	Zurich Insurance Group AG		207,044
			4,969,987
	INTERNET - 0.5%
818	ASOS PLC *		70,711
349	Iliad SA		100,679
3,086	United Internet AG		144,978
13,500	Yahoo Japan Corp.		66,353
			382,721
	INVESTMENT COMPANIES - 0.5%
2,891	Exor SpA		129,820
2,460	Pargesa Holding SA		213,005
			342,825

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	IRON/STEEL - 0.6%
17,854	Fortescue Metals Group Ltd.		$ 86,882
5,000	JFE Holdings, Inc.		94,366
39,000	Nippon Steel & Sumitomo Metal Corp.		106,829
2,974	Voestalpine AG		130,781
			418,858
	LEISURE TIME - 0.2%
1,440	Shimano, Inc.		145,049

	LODGING - 1.1%
24,868	City Developments Ltd.		199,703
7,411	Crown Resorts Ltd.		114,236
9,000	Galaxy Entertainment Group Ltd. *		78,257
4,520	InterContinental Hotels Group PLC		145,214
30,000	SJM Holdings Ltd.		84,310
2,094	Whitbread PLC		145,300
			767,020
	MACHINERY-CONSTRUCTION & MINING - 0.4%
4,527	Atlas Copco AB		130,322
5,168	Komatsu Ltd.		107,326
8,266	Mitsubishi Electric Corp.		93,299
			330,947
	MACHINERY-DIVERSIFIED - 1.5%
3,559	Alstom SA		97,224
630	FANUC Corp.		111,405
3,555	Hexagon AB		120,539
24,000	Kawasaki Heavy Industries Ltd.		88,587
3,411	Kone OYJ		143,110
6,105	Kubota Corp.		81,064
18,000	Mitsubishi Heavy Industries Ltd.		104,381
3,262	Weir Group PLC		137,918
10,801	Zardoya Otis SA		184,004
			1,068,232
	MEDIA - 1.8%
1,725	Axel Springer SE		110,450
8,028	British Sky Broadcasting Group PLC		122,198
9,147	Daily Mail & General Trust PLC		132,521
38,923	ITV PLC		124,269
1,934	ProSiebenSat.1 Media AG		88,552
9,006	Reed Elsevier NV		194,697
13,398	Reed Elsevier PLC		204,608
7,100	Shaw Communications, Inc.		169,829
6,875	Wolters Kluwer NV		194,065
			1,341,189
	METAL FABRICATE/HARDWARE - 0.4%
2,999	Assa Abloy AB		159,351
1,987	Vallourec SA		107,918
			267,269
	MINING - 1.1%
6,358	Antofagasta PLC		88,563
4,768	BHP Billiton Ltd.		161,178
4,600	Cameco Corp.		105,487
4,800	First Quantum Minerals Ltd.		88,981
4,752	Orica Ltd.		96,373
2,600	Silver Wheaton Corp.		59,081
8,225	Sumitomo Metal Mining Co. Ltd.		103,542
4,100	Teck Resources Ltd.		88,635
			791,840
	MISCELLANEOUS MANUFACTURING - 1.2%
4,997	Alfa Laval AB		134,915
3,747	FUJIFILM Holdings Corp.		100,854
5,222	IMI PLC		126,935
5,300	Nikon Corp.		85,562
1,198	Siemens AG		161,323
6,726	Smiths Group PLC		142,637
2,299	Wartsila OYJ Abp		124,942
			877,168

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	OFFICE/BUSINESS EQUIPMENT - 0.3%
5,016	Canon, Inc.		$ 155,474
8,300	Ricoh Co. Ltd.		95,940
			251,414
	OIL & GAS - 3.5%
6,400	ARC Resources Ltd.		176,570
6,589	BG Group PLC		122,759
27,012	BP PLC		216,165
4,000	Canadian Natural Resources Ltd.		153,701
10,600	Canadian Oil Sands Ltd.		222,622
1,476	Fuchs Petrolub SE		130,179
6,000	Husky Energy, Inc.		180,266
4,100	Imperial Oil Ltd.		191,237
9,900	Inpex Corp.		128,763
24,900	JX Holdings, Inc.		120,207
50,000	Kunlun Energy Co. Ltd.		83,665
18,276	Oil Search Ltd.		143,313
11,599	Santos Ltd.		145,140
5,881	Statoil ASA		166,005
3,029	Total SA		198,724
5,322	Woodside Petroleum Ltd.		192,484
			2,571,800
	OIL & GAS SERVICES - 0.3%
3,851	Petrofac Ltd.		92,325
1,072	Technip SA		110,682
			203,007
	PACKAGING & CONTAINERS - 0.2%
16,682	Amcor Ltd.		160,656

	PHARMACEUTICALS - 4.3%
1,343	Actelion Ltd.		127,232
3,196	AstraZeneca PLC		206,554
1,187	Bayer AG		160,627
4,375	Chugai Pharmaceutical Co. Ltd.		111,978
7,100	Daiichi Sankyo Co. Ltd.		119,862
4,369	Eisai Co. Ltd.		170,516
146	Galenica AG		141,373
8,020	GlaxoSmithKline PLC		212,799
2,258	Grifols SA		123,788
877	Merck KGaA		147,772
12,354	Mitsubishi Tanabe Pharma Corp.		173,160
2,751	Novartis AG		233,531
2,950	Novo Nordisk A/S		134,398
906	Ono Pharmaceutical Co. Ltd.		78,675
4,324	Otsuka Holdings Co. Ltd.		129,657
636	Roche Holding AG		190,764
1,441	Sanofi		150,310
5,254	Shionogi & Co. Ltd.		97,629
2,688	Shire PLC		131,978
1,882	Taisho Pharmaceutical Holdings Co. Ltd.		151,913
1,640	UCB SA		131,375
			3,125,891
	PIPELINES - 0.6%
5,300	Pembina Pipeline Corp.		201,589
5,000	TransCanada Corp.		227,915
			429,504
	REAL ESTATE - 3.7%
4,600	Brookfield Asset Management, Inc.		187,676
80,151	CapitaLand Ltd.		184,175
10,000	Cheung Kong Holdings Ltd.		165,784
42,000	China Overseas Land & Investment Ltd.		108,829
44,000	China Resources Land Ltd.		96,541
1,374	Daito Trust Construction Co. Ltd.		127,470
63,074	Global Logistic Properties Ltd.		132,898
48,000	Hang Lung Properties Ltd.		137,990
28,000	Henderson Land Development Co. Ltd.		163,334
24,000	Hongkong Land Holdings Ltd.		155,280

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	REAL ESTATE (Continued) - 3.7%
5,800	Hulic Co. Ltd.		$ 79,662
4,773	Mitsubishi Estate Co. Ltd.		113,402
3,772	Mitsui Fudosan Co. Ltd.		115,377
113,000	New World Development Co. Ltd.		113,625
37,666	New World Development Co. Ltd. *		7,769
41,500	Shimao Property Holdings Ltd.		90,949
98,000	Sino Land Co. Ltd.		144,023
2,564	Sumitomo Realty & Development Co. Ltd.		100,667
17,000	Sun Hung Kai Properties Ltd.		208,196
51,000	Swire Properties Ltd.		145,299
36,000	Wheelock & Co. Ltd.		140,620
			2,719,566
	REITS - 0.0%
12,754	OUE Hospitality Trust - Miscellaneous		8,569

	RETAIL - 3.8%
1,700	Alimentation Couche Tard, Inc.		137,716
75,000	Belle International Holdings Ltd.		74,738
1,900	Canadian Tire Corp. Ltd.		179,430
40,000	China Resources Enterprise Ltd.		112,929
51,200	Chow Tai Fook Jewellery Group Ltd.		80,657
1,475	Cie Financiere Richemont SA		140,905
200	Fast Retailing Co. Ltd.		72,725
3,279	Hennes & Mauritz AB		139,545
1,081	Inditex SA		162,255
22,673	Kingfisher PLC		159,291
2,269	Lawson Inc.		160,891
1,722	Lululemon Athletica, Inc. * ^		90,560
17,021	Marks & Spencer Group PLC		128,124
1,380	Next PLC		151,849
1,539	Pandora A/S		101,848
2,000	Shoppers Drug Mart Corp.		110,229
7,378	Sports Direct International PLC *		104,801
229	Swatch Group AG		143,595
3,800	Tim Hortons, Inc.		210,503
4,368	Travis Perkins PLC		137,272
4,702	Wesfarmers Ltd.		179,518
			2,779,381
	SEMICONDUCTORS - 0.6%
6,341	ARM Holdings PLC		105,506
1,418	ASML Holding NV		131,396
1,596	Avago Technologies Ltd.		102,798
11,478	Infineon Technologies AG		137,034
			476,734
	SHIPBUILDING - 0.2%
60,074	Sembcorp Marine Ltd.		193,448

	SOFTWARE - 0.9%
4,151	Amadeus IT Holding SA		172,498
2,219	Check Point Software Technologies Ltd. * ^		150,071
1,162	Dassault Systemes		136,199
5,900	GungHo Online Entertainment, Inc.		32,265
2,083	SAP AG		168,700
			659,733
	TELECOMMUNICATIONS - 4.0%
5,400	BCE, Inc.		232,987
3,976	Belgacom SA		124,563
26,812	BT Group PLC		169,640
21,000	China Mobile Ltd.		192,211
104,000	China Unicom Hong Kong Ltd.		136,752
4,695	Eutelsat Communications SA		159,513
1,567	KDDI Corp.		90,961
2,406	Nippon Telegraph & Telephone Corp.		131,319
9,800	NTT DOCOMO, Inc.		154,972
3,400	Rogers Communications, Inc.		141,120
59,169	Singapore Telecommunications Ltd.		171,716

COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	TELECOMMUNICATIONS (Continued) - 4.0%
1,075	SoftBank Corp.		$ 81,447
19,102	TDC A/S		176,661
10,544	Telefonica SA		166,909
2,739	Telenet Group Holding NV		168,920
5,959	Telenor ASA		132,077
22,411	TeliaSonera AB		168,634
42,785	Telstra Corp. Ltd.		201,460
4,200	TELUS Corp.		150,807
			2,952,669
	TEXTILES - 0.1%
19,838	Toray Industries, Inc.		131,418

	TRANSPORTATION - 2.9%
11	AP Moeller - Maersk A/S		131,987
37,351	Aurizon Holdings Ltd.		177,950
3,300	Canadian National Railway Co.		185,705
900	Canadian Pacific Railway Ltd.		135,567
1,088	Central Japan Railway Co.		127,453
4,168	Deutsche Post AG		154,936
26,000	Hankyu Hanshin Holdings, Inc.		141,933
37,195	Kintetsu Corp.		132,594
3,066	Koninklijke Vopak NV		171,274
1,156	Kuehne + Nagel International AG		161,853
56,000	MTR Corp. Ltd.		207,191
18,949	Tokyu Corp.		116,142
4,100	West Japan Railway Co.		167,823
5,300	Yamato Holdings Co. Ltd.		114,494
			2,126,902
	WATER - 0.8%
110,000	Guangdong Investment Ltd.		105,078
6,135	Severn Trent PLC		186,461
7,181	Suez Environnement Co.		145,940
14,282	United Utilities Group PLC		187,637
			625,116

	TOTAL COMMON STOCK (Cost - $68,180,781)		71,431,613

	SHORT-TERM INVESTMENTS - 2.6%
	MONEY MARKET FUND - 2.6%
1,873,504	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		1,873,504
	TOTAL SHORT-TERM INVESTMENTS (Cost - $1,873,504)

	COLLATERAL FOR SECURITIES LOANED - 0.3%
216,266	Mount Vernon Securities Lending Prime Portfolio		216,266
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $216,266)

	TOTAL INVESTMENTS - 100.2% (Cost- $70,270,551) (a)		$ 73,521,383
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2) %		(155,026)
	NET ASSETS - 100.0%		$ 73,366,357

* Non-income producing security.
** Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
^ All or a portion of this security is on loan.
REITS - Real Estate Investment Trusts
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $70,299,444 and differs from the value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 4,118,587
	Unrealized depreciation		(896,648)
	Net unrealized appreciation		$ 3,221,939

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation
	LONG FUTURES CONTRACTS - 0.0%
	Equity Futures - 0.0%
21	MSCI EAFE Index Mini, March 2014	$ 1,989,750	$ 31,365
	TOTAL LONG FUTURES CONTRACTS
COMPASS EMP INTERNATIONAL 500 ENHANCED VOLATILITY WEIGHTED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

	Portfolio Composition (Unaudited) *
	Japan	17.5%
	Britian	13.8%
	Canada	10.4%
	France	10.0%
	Hong Kong	9.1%
	Germany	6.6%
	Switzerland	6.2%
	Australia	5.2%
	Singapore	4.1%
	Sweden	3.4%
	Other Countries	13.7%
	Total	100.0%
	* Based on total value of investments.
	Percentages may differ from Schedule of Investments which are based on Fund net assets.

COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

Par Value			Value
	BONDS & NOTES - 8.1%
	BANKS - 3.8%
$ 500,000	Goldman Sachs Group, Inc., 2.4%, 8/15/16		$ 551,982

	TELECOMMUNICATIONS - 4.3%
600,000	AT&T, Inc., 0.53% 1/12/15		618,168

	TOTAL BONDS & NOTES (Cost - $1,170,296)		1,170,150

	SHORT-TERM INVESTMENTS - 90.2%
	CERTIFICATES OF DEPOSIT - 25.5%
600,000	CHIMB, 1.18%, 1/26/15		600,000
700,000	Credit Comm De Belg NY, 0.75%, 4/1/14		700,000
700,000	Credit Comm De Belg NY, 0.87%, 3/27/15		700,000
400,000	HSHN, 0.91%, 3/24/15		400,000
1,300,000	Industrial & Commercial Bank of China Ltd., 0.62%, 5/15/14		1,300,029
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $3,700,029)		3,700,029
Shares
	COMMERCIAL PAPER- 41.4%
700,000	ETRCP CP, 5/15/14		699,273
600,000	FMCCPP CP, 12/1/14		596,828
700,000	Fortis Bank SA/NV, 1/15/17		699,997
700,000	INTFND CP, 9/9/14		697,496
500,000	ITAUMY, 9/12/14		500,579
700,000	Plains All American Pipeline, 4/7/14		699,948
700,000	ROMUPP CP, 5/2/14		699,518
700,000	SHINNY, 8/12/14		698,654
700,000	SOGNNY, 1/13/15		699,995
	TOTAL COMMERCIAL PAPER (Cost - $5,992,288)		5,992,288

	MONEY MARKET FUNDS - 23.3%
2,708,070	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% *		2,708,070
667,663	Fidelity Institutional Money Market, 0.00% *		667,663
	TOTAL MONEY MARKET FUNDS - (Cost - $3,375,733)		3,375,733

	TOTAL SHORT-TERM INVESTMENTS (Cost - $13,068,050)		13,068,050

	TOTAL INVESTMENTS - 98.3% (Cost - $14,238,346) (a)		$ 14,238,200
	OTHER ASSETS LESS LIABILITIES - 1.7%		249,940
	NET ASSETS - 100.0%		$ 14,488,140

* Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $14,238,346 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 1,900
	Unrealized depreciation		(2,046)
	Net unrealized depreciation		$ (146)

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURE CONTRACTS - 1.4%
	Commodity Futures - 1.4%
12	Cocoa, May 2014	$ 354,600	$ 200
3	Coffee, May 2014	200,138	39,806
5	Copper Future, May 2014	378,188	(19,675)
12	Corn Future, May 2014	301,200	29,388
8	Cotton, May 2014	374,080	14,933
4	Crude Oil Future, May 2014	406,320	10,350
3	Gasoline RBOB, May 2014	367,655	(4,405)
2	Gold, Jun 2014	256,760	(14,490)
12	Lean Hogs, Jun 2014	610,440	10,332
15	Live Cattle, Jun 2014	825,000	6,080
10	LME Aluminum, May 2014	445,188	7,413
9	LME Zinc Future, Jun 2014	445,950	(9,319)
3	Natural Gas Future, May 2014	131,130	(6,000)
3	NY Harbor ULSD Futures, May 2014	369,155	(1,953)
2	Silver, May 2014	197,520	(8,950)

COMPASS EMP COMMODITY STRATEGIES ENHANCED VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014
Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURE CONTRACTS - 1.4% (Continued)
4	Soybean Future, May 2014	$ 292,800	$ 29,213
4	Soybean Meal, May 2014	191,720	20,700
16	Soybean Oil Future, May 2014	388,032	9,318
12	Wheat Future, May 2014	418,350	51,638
17	World Sugar #11, May 2014	338,341	34,154
	TOTAL LONG FUTURES CONTRACTS	$ 7,292,566	$ 198,733

COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	MUTUAL FUNDS - 4.0%
68,097	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +		$ 680,973
	TOTAL MUTUAL FUNDS (Cost - $680,973)

Par Value	BONDS & NOTES - 39.1%
	BANKS - 16.1%
$ 250,000	Bank of America Corp., 1.50%, 10/9/15		252,216
25,000	Capital One Financial Corp., 2.125%, 7/15/14		25,115
150,000	Capital One Financial Corp., 1.00%, 11/6/15		150,212
50,000	Citigroup, Inc., 6.375%, 8/12/14		51,050
400,000	Citigroup, Inc., 5.00%, 9/15/14		407,746
240,000	First Horizon National Corp., 5.375%, 12/15/15		255,337
50,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14		51,549
250,000	ING Bank NV, 2.00%, 9/25/15		254,028
200,000	JPMorgan Chase & Co., 6.125%, 6/27/17		226,715
50,000	Morgan Stanley, 4.20%, 11/20/14		52,031
55,000	Morgan Stanley, 6.00%, 4/28/15		58,058
500,000	Morgan Stanley, 4.00%, 7/24/15		511,341
100,000	Santander US Debt SAU, 3.724%, 1/20/15		101,907
350,000	Zions Bancorporation, 2.75%, 5/16/16		347,712
			2,745,017
	DIVERSIFIED FINANCIAL SERVICES - 2.9%
50,000	Ford Motor Credit Corp., 3.875%, 1/15/15		56,121
50,000	Ford Motor Credit Corp., 12.00%, 5/15/15		51,194
200,000	General Electric Capital Corp., 5.375%, 10/20/16 ^		222,165
60,000	Harley-Davidson Funding, 5.75%, 12/15/14		62,055
50,000	Jefferies Group, Inc., 5.875%, 6/8/14		50,498
50,000	Merrill Lynch & Co., Inc., 5.45%, 7/15/14		50,702
			492,735
	GAS - 1.2%
200,000	Atmos Energy Corp. 4.95%, 10/15/14		204,266

	HOME FURNISHINGS - 1.0%
150,000	Whirlpool Corp., 6.50%, 6/15/16		166,998

	INSURANCE - 5.2%
250,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15		275,415
100,000	CNA Financial Corp., 5.85%, 12/15/14		103,639
450,000	White Mountain Insurance Group, 6.375%, 3/20/17		502,534
			881,588
	MEDIA - 1.5%
250,000	Viacom, Inc., 2.50%, 12/15/16		259,080

	MINING - 0.3%
50,000	Anglo American Capital, 9.375%, 4/8/14		50,062

	OIL & GAS - 2.0%
190,000	Petrobas Global Finance BV, 2.00%, 5/20/16		188,338
140,000	Transocean, Inc., 5.05%, 12/15/16		152,275
			340,613
	PHARMACEUTICALS - 1.3%
200,000	Cardinal Health, Inc., 6.00%, 6/15/17		223,820

	RETAIL - 1.7%
250,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17		294,750

	SAVINGS & LOANS - 2.5%
400,000	Amsouth Bank/Birmingham AL, 5.20%, 4/1/15		416,000

	TELECOMMMUNICATIONS- 1.9%
150,000	Crown Castle Towers LLC, 3.214%, 8/15/15		152,698
15,000	Deutsche Telekom International Finance, 4.875%, 7/8/14		15,173
140,000	Motorola Solutions Inc., 6.00%, 11/15/17		160,026
			327,897
	TRUCKING & LEASING - 1.5%
250,000	Penske Truck Leasing Co., 2.50%, 7/11/14		251,197

	TOTAL BONDS & NOTES (Cost- $6,652,943)		6,654,023
COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Par Value			Value
	SHORT-TERM INVESTMENTS - 48.7%
	CERTIFICATES OF DEPOSIT - 7.6%
$ 400,000	Bank of New York, 1.15%, 4/4/14		$ 400,000
400,000	HSHN, 0.91%, 3/24/15		400,000
500,000	Natixis/NY, 0.72%, 4/23/14		500,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $1,300,000)		1,300,000

	COMMERCIAL PAPER - 31.6%
300,000	Axafin, 9/5/14		299,019
250,000	Bennington Stark Capital, 4/14/14		249,946
250,000	Bennington Stark Capital, 7/14/14		249,624
700,000	Entergy Corp., 5/15/14		699,273
600,000	Ford Motor Credit Co., 12/1/14		596,828
700,000	Fortis Bank NY, 1/12/15		699,997
600,000	Industrial & Commercial Bank 5/15/14		600,014
750,000	Intesa Funding LLC, 9/9/14		747,317
250,000	Romulus Funding Corp., 5/2/14		249,828
500,000	Santander, 9/8/14		497,000
500,000	Societe Generale NY, 1/13/15		499,996
	TOTAL COMMERCIAL PAPER ( Cost - $5,388,842)		5,388,842

Shares	MONEY MARKET FUND - 9.5%
1,003,051	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% *		1,003,051
614,287	Fidelity Institutional Money Market, 0.00% *		614,287
	TOTAL MONEY MARKET FUNDS - (Cost - $1,617,338)		1,617,338

	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,306,180)		8,306,180

	COLLATERAL FOR SECURITIES LOANED - 0.2%
29,507	Mount Vernon Securities Lending Prime Portfolio		29,507
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost - $29,507)

	TOTAL INVESTMENTS - 92.0% (Cost - $15,669,603) (a)		$ 15,670,683
	OTHER ASSETS LESS LIABILITIES - 8.0%		1,367,530
	NET ASSETS - 100.0%		$ 17,038,213

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
^ All or a portion of this security is on loan.
LLC - Limited liability company.
LP - Limited partnership.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $15,669,603 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 18,022
	Unrealized depreciation		(16,942)
	Net unrealized appreciation		$ 1,080

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	LONG FUTURES CONTRACTS - 2.9%
	Commodity Futures - 2.9%
28	Cocoa, May 2014	$ 827,400	$ 1,380
7	Coffee, May 2014	466,988	92,419
12	Copper Future, May 2014	907,650	(36,925)
28	Corn Future, May 2014	702,800	67,375
19	Cotton, May 2014	888,440	38,617
9	Crude Oil Future, May 2014	914,220	20,560
6	Gasoline RBOB, May 2014	735,311	(7,367)
6	Gold, Jun 2014	770,280	(45,140)
28	Lean Hogs, Jun 2014	1,424,360	24,718
36	Live Cattle, Jun 2014	1,980,000	13,930
23	LME Aluminum, Jun 2014	1,023,931	16,488
21	LME Zinc Future, Jun 2014	1,040,550	(23,444)
7	Natural Gas Future, May 2014	12,851	(13,060)
7	NY Harbor ULSD Futures, May 2014	492,206	(2,159)
4	Silver, May 2014	395,040	(16,130)
10	Soybean Future, May 2014	732,000	72,925
9	Soybean Meal, May 2014	431,370	44,320
COMPASS EMP COMMODITY STRATEGIES VOLATILITY WEIGHTED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	Commodity Futures (Continued) - 2.9%
39	Soybean Oil Future, May 2014	$ 945,828	$ 26,190
29	Wheat Future, May 2014	1,011,013	132,375
40	World Sugar #11, May 2014	792,960	79,837
	TOTAL LONG FUTURES CONTRACTS	$ 16,495,197	$ 486,909

COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	COMMON STOCK - 60.0%
	AEROSPACE/DEFENSE - 0.6%
1,041	Lockheed Martin Corp.		$ 169,933

	AGRICULTURE - 2.6%
5,507	Altria Group, Inc.		206,127
3,096	Lorillard, Inc.		167,432
2,255	Philip Morris International, Inc.		184,617
3,612	Reynolds American, Inc.		192,953
			751,129
	AUTO MANUFACTURERS - 1.0%
8,432	Ford Motor Co.		131,539
2,373	PACCAR, Inc.		160,035
			291,574
	BANKS - 1.3%
4,657	BB&T Corp.		187,072
4,004	Wells Fargo & Co.		199,159
			386,231
	BEVERAGES - 2.2%
5,512	Coca-Cola Co.		213,094
3,792	Dr Pepper Snapple Group, Inc.		206,512
2,589	PepsiCo, Inc.		216,182
			635,788
	CHEMICALS - 1.1%
2,570	EI du Pont de Nemours & Co.		172,447
1,736	LyondellBasell Industries		154,400
			326,847
	COMMERCIAL SERVICES - 0.8%
4,510	Iron Mountain, Inc.		124,341
6,922	Western Union Co.		113,244
			237,585
	COSMETICS/PERSONAL CARE - 0.8%
2,743	Procter & Gamble Co.		221,086

	DISTRIBUTION/WHOLESALE - 0.6%
1,872	Genuine Parts Co.		162,583

	DIVERSIFIED FINANCIAL SERVICES - 1.7%
1,871	CME Group, Inc.		138,473
3,375	Invesco Ltd.		124,875
5,244	SLM Corp.		128,373
3,417	TD Ameritrade Holding Corp.		116,007
			507,728
	ELECTRIC - 10.7%
3,779	Alliant Energy Corp.		214,685
4,089	American Electric Power Co., Inc.		207,149
7,009	CMS Energy Corp.		205,223
4,139	Consolidated Edison, Inc.		222,058
2,830	DTE Energy Co.		210,241
3,357	Duke Energy Corp.		239,085
2,568	Entergy Corp.		171,671
1,963	NextEra Energy, Inc.		187,702
4,639	Northeast Utilities		211,074
3,453	Pinnacle West Capital Corp.		188,741
4,998	Public Service Enterprise Group, Inc.		190,624
4,166	SCANA Corp.		213,799
5,232	Southern Co.		229,894
4,604	Wisconsin Energy Corp.		214,316
7,264	Xcel Energy, Inc.		220,535
			3,126,797
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.6%
2,852	Emerson Electric Co.		190,514

	ENVIRONMENTAL CONTROL - 0.7%
5,708	Republic Services, Inc.		194,985
COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	FOOD - 2.4%
4,813	ConAgra Foods, Inc.		$ 149,347
4,079	General Mills, Inc.		211,374
3,199	Kraft Foods Group, Inc.		179,464
4,169	Sysco Corp.		150,626
			690,811
	FOREST PRODUCTS & PAPER - 0.9%
2,991	International Paper Co.		137,227
3,660	MeadWestvaco Corp.		137,762
			274,989
	GAS - 2.7%
4,362	AGL Resources, Inc.		213,562
3,700	Atmos Energy Corp.		174,381
5,477	NiSource, Inc.		194,598
2,042	Sempra Energy		197,584
			780,125
	HEALTHCARE-PRODUCTS - 0.7%
2,683	Baxter International, Inc.		197,415

	HOUSEHOLD PRODUCTS - 1.4%
2,496	Clorox Co.		219,673
1,824	Kimberly-Clark Corp.		201,096
			420,769
	INSURANCE - 2.7%
3,584	American Financial Group, Inc.		206,833
4,013	Arthur J Gallagher & Co.		190,938
4,220	Cincinnati Financial Corp.		205,345
7,125	Progressive Corp.		172,567
			775,683
	INTERNET - 0.4%
5,401	Symantec Corp.		107,858

	INVESTMENT COMPANIES - 0.8%
13,443	Ares Capital Corp.		236,866

	IRON/STEEL 0.5%
3,019	Nucor Corp.		152,580

	LEISURE TIME - 0.4%
3,274	Carnival Corp.		123,954

	LODGING - 0.4%
509	Wynn Resorts Ltd.		113,074

	MEDIA - 0.4%
4,190	Gannett Co., Inc.		115,644

	MINING - 0.4%
3,856	Freeport-McMoRan Copper & Gold, Inc.		127,518

	MISCELLANEOUS MANUFACTURING - 0.6%
6,849	General Electric Co.		177,321

	OIL & GAS - 3.7%
1,804	Chevron Corp.		214,514
3,151	ConocoPhillips		221,673
3,102	Diamond Offshore Drilling, Inc.		151,253
2,212	Exxon Mobil Corp.		216,068
1,916	HollyFrontier Corp.		91,163
1,963	Occidental Petroleum Corp.		187,054
			1,081,725
COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Shares			Value
	PHARMACEUTICALS - 3.2%
2,370	Bristol-Myers Squibb Co.		$ 123,121
2,895	Eli Lilly & Co.		170,400
2,340	Johnson & Johnson		229,858
3,539	Merck & Co., Inc.		200,909
6,224	Pfizer, Inc.		199,915
			924,203
	PIPELINES - 1.5%
4,580	Kinder Morgan, Inc.		148,804
1,444	ONEOK, Inc.		85,557
5,133	Spectra Energy Corp.		189,613
			423,974
	RETAIL - 4.1%
2,633	Coach, Inc.		130,755
2,570	Darden Restaurants, Inc.		130,453
2,251	Kohl's Corp.		127,857
2,122	L Brands, Inc.		120,466
2,785	McDonald's Corp.		273,014
2,723	Target Corp.		164,769
3,215	Wal-Mart Stores, Inc.		245,722
			1,193,036
	SAVINGS & LOANS - 0.6%
10,465	New York Community Bancorp, Inc.		168,173

	SEMICONDUCTORS - 3.3%
3,329	Analog Devices, Inc.		176,903
6,095	Intel Corp.		157,312
2,028	KLA-Tencor Corp.		140,216
4,542	Maxim Integrated Products, Inc.		150,431
3,131	Microchip Technology, Inc.		149,537
3,978	Texas Instruments, Inc.		187,563
			961,962
	SOFTWARE - 1.7%
5,833	CA, Inc.		180,648
2,642	Microsoft Corp.		108,296
4,747	Paychex, Inc.		202,222
			491,166
	TELECOMMUNICATIONS - 0.9%
5,933	Cisco Systems, Inc.		132,959
16,485	Windstream Holdings, Inc.		135,836
			268,795
	TOYS/GAMES/HOBBIES - 0.4%
3,106	Mattel, Inc.		124,582

	TRANSPORTATION - 0.5%
2,682	CH Robinson Worldwide, Inc.		140,510

	WATER - 0.7%
4,260	American Water Works Co., Inc.		193,404

	TOTAL COMMON STOCK (Cost - $16,609,177)		17,468,917

	MONEY MARKET FUND - 34.8%
10,140,639	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		10,140,639
	TOTAL SHORT-TERM INVESTMENTS (Cost - $10,140,639)

	TOTAL INVESTMENTS - 94.8% (Cost - $26,749,816) (a)		$ 27,609,556
	PUT OPTIONS WRITTEN - (0.2) % (Proceeds - $69,298)		(65,450)
	OTHER ASSETS LESS LIABILITIES - 5.4%		1,578,455
	NET ASSETS - 100.0%		$ 29,122,561
COMPASS EMP MARKET NEUTRAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Contracts			Value
	SCHEDULE OF PUT OPTIONS ON FUTURES WRITTEN - (0.2) %
77	S & P 500 Index		$ (65,450)
	Expiration April 2014, Exercise Price $1,860
	TOTAL PUT OPTIONS ON FUTURES WRITTEN (Proceeds - $69,298)

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on March 31, 2014.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes (including options on futures written) is $26,749,816 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 885,667
	Unrealized depreciation		(22,077)
	Net unrealized appreciation		$ 863,590

Number of		Underlying Face Amount	Unrealized Appreciation
Contracts		at Value	(Depreciation)
	SHORT FUTURES CONTRACTS - (0.3) %
	Equity Futures - (0.3) %
79	CBOE VIX Future, Apr 2014	$ 1,196,850	$ 59,250
187	S&P E-Mini Future, Jun 2014	17,433,075	(131,613)
	TOTAL SHORT FUTURES CONTRACTS	$ 18,629,925	$ (72,363)

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

Shares			Value
	MUTUAL FUNDS - 3.8%
285,085	Compass EMP Ultra Short-Term Fixed Income Fund, Class I +		$ 2,850,847
	TOTAL MUTUAL FUNDS (Cost - $2,850,847)

	BONDS & NOTES - 26.1%
Par Value	BANKS - 10.8%
$ 600,000	Bank of America Corp., 5.45%, 7/15/14		608,429
541,000	Capital One Financial Corp., 2.125%, 7/15/14		543,486
50,000	Capital One Financial Corp., 1.00%, 11/6/15		50,071
700,000	Citigroup, Inc., 6.375%, 8/12/14		714,697
1,400,000	Citigroup, Inc., 5.00%, 9/15/14		1,427,111
590,000	First Horizon National Corp., 5.375%, 12/15/15		627,704
1,000,000	Goldman Sachs Group, Inc., 5.50%, 11/15/14		1,030,974
500,000	Goldman Sachs Group, Inc., 5.625%, 1/15/17		551,981
750,000	Morgan Stanley, 4.20%, 11/20/14		767,011
630,000	Morgan Stanley, 6.00%, 4/28/15		665,024
600,000	Morgan Stanley, 4.00%, 7/24/15		624,372
300,000	Santander US Debt SAU, 3.724% 1/20/15		305,721
150,000	Zions Bancorporation, 2.75% 5/16/16		149,019
			8,065,600
	DIVERSIFIED FINANCIAL SERVICES - 4.1%
600,000	Ford Motor Credit Corp. LLC, 3.875%, 1/15/15		614,325
600,000	Ford Motor Credit Corp. LLC, 12.00%, 5/15/15		673,454
500,000	General Electric Capital Corp., 5.375%, 10/20/16		555,413
600,000	Harley-Davidson Funding, 5.75%, 12/15/14		620,553
600,000	Jefferies Group, Inc., 5.875%, 6/8/14		605,975
			3,069,720
	GAS - 0.4%
301,000	Atmos Energy Corp., 4.95%, 10/15/14		307,420

	HOME FURNISHINGS - 0.2%
150,000	Whirlpool Corp., 6.5%, 6/15/16		166,998

	INSURANCE - 4.2%
1,053,000	AXA Equitable Life Insurance Co., 7.70%, 12/1/15		1,160,046
200,000	CNA Financial Corp., 5.85%, 12/15/14		207,278
180,000	White Mountain Insurance Group, 6.375%, 3/20/17		201,014
1,500,000	XL Group PLC, 5.25%, 9/15/14		1,530,937
			3,099,275
	MEDIA - 0.1%
50,000	Viacom, Inc., 2.50%, 12/15/16		51,816

	MINING - 1.0%
700,000	Anglo American Capital PLC, 9.375%, 4/8/14		700,874

	OIL & GAS - 0.6%
150,000	Petrobras Global Finance BV, 2.00%, 5/20/16		148,687
300,000	Transocean, Inc., 5.05%, 12/15/16		326,305
			474,992
	PHARMACEUTICALS - 0.2%
150,000	Cardinal Health, Inc., 6.00%, 6/15/17		167,865

	RETAIL - 0.1%
50,000	Macy's Retail Holdings, Inc., 7.45%, 7/15/17		58,950

	SAVINGS & LOANS - 0.1%
100,000	Amsouth Bank, 5.20%, 4/1/15		104,000

	TELECOMMUNICATIONS - 2.8%
1,528,000	AT&T, Inc., 2.40%, 8/15/16		1,574,268
50,000	Crown Castle Towers LLC, 3.214%, 8/15/15		50,899
150,000	Deutsche Telekom International Finance BV, 4.875%, 7/8/14		151,734
290,000	Motorola Solutions, Inc., 6.00%, 11/15/17		331,483
			2,108,384
COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Par Value			Value
	TRUCKING & LEASING - 1.5%
$ 1,100,000	Penske Truck Leasing Co. LP, 2.50%, 7/11/14		$ 1,105,277

	TOTAL BONDS & NOTES (Cost - $19,436,863)		19,481,171

	SHORT-TERM INVESTMENTS - 71.6%
	CERTIFICATES OF DEPOSIT - 17.3%
1,000,000	Agricultural Bank of China Ltd., 0.58%, 4/7/14		1,000,000
1,000,000	Bank Communications NY, 1.40%, 8/19/14		1,000,000
1,300,000	Bank of New York, 1.15%, 4/4/14		1,300,000
600,000	China Merchant Bank, 1.18%, 1/26/15		600,000
2,420,000	Corpbanca, 1.61%, 10/29/14		2,420,000
1,200,000	Credit Comm De Belg NY, 0.60%, 4/1/14		1,200,000
2,000,000	Credit Comm De Belg NY, 0.87%, 3/27/15		2,000,000
1,400,000	HSHN, 0.91%, 3/24/15		1,400,000
1,000,000	Itau Unibanco NY, 1.26%, 9/12/14		1,000,000
1,000,000	Rouse Co., 1.40%, 12/1/17		1,000,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $12,920,000)		12,920,000

	COMMERCIAL PAPER- 32.3%
2,000,000	Axafin, 9/5/14		1,993,458
2,000,000	Bank of China, 5/27/14		1,998,382
750,000	Bennington Stark Capital, 4/14/14		749,837
500,000	Bennington Stark Capital, 7/14/14		499,249
2,000,000	Entergy Corp., 5/15/14		1,997,922
500,000	ENI Finance USA, Inc., 10/20/14		497,980
2,000,000	Ford Motor Credit Co., 12/1/14		1,989,427
1,900,000	Fortis Bank NY, 1/12/15		1,899,991
2,500,000	Intesa Funding LLC, 9/9/14		2,491,056
500,000	JP Morgan Securities LLC, 11/6/14		498,631
2,000,000	Romulus Funding Corp., 5/2/14		1,998,622
1,100,000	Safeway, Inc., 4/11/14		1,099,786
1,750,000	Santander, 9/8/14		1,739,500
1,700,000	Shinhan Bank of New York, 8/12/14		1,696,726
1,800,000	Sinopec Capital Ltd., 6/3/14		1,798,331
1,100,000	Societe Generale NY, 1/13/15		1,099,994
	TOTAL COMMERCIAL PAPER (Cost - $24,048,892)		24,048,892

Shares	MONEY MARKET FUND - 22.0%
16,356,979	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **		16,356,979
	(Cost - $16,356,979)
	TOTAL SHORT-TERM INVESTMENTS (Cost - $53,325,871)		53,325,871

	TOTAL INVESTMENTS - 101.5% (Cost - $75,613,581) (a)		$ 75,657,889
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5) %		(1,109,665)
	NET ASSETS - 100.0%		$ 74,548,224

+ Affiliated company.
* Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
LLC - Limited liability company.
LP - Limited partnership.
PLC - Public limited company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $75,613,581 and differs from value by net unrealized appreciation/(depreciation) on securities as follows:
	Unrealized appreciation		$ 58,514
	Unrealized depreciation		(14,206)
	Net unrealized appreciation		$ 44,308

COMPASS EMP ENHANCED FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2014

Number of		Underlying Face Amount	Unrealized
Contracts		at Value	Appreciation/Depreciation
	LONG FUTURES CONTRACTS - (0.1) %
	Fixed Income Futures - (0.1) %
41	Canadian 10 Year Bond, Mar 2014	$ 4,826,602	$ 16,363
20	Euro BOBL Future Mar 2014	3,455,940	1,213
17	Euro-Bund Future, Mar 2014	6,323,872	10,144
23	Euro Schatz, Mar 2014	3,500,255	(2,963)
32	Long Gilt Future, Mar 2014	16,252,112	31,727
89	US 10 Year Future, Mar 2014	6,175,000	(68,547)
50	US 2 YR Note, Mar 2014	20,419,266	(13,891)
93	US 5 YR Note, Mar 2014	11,062,629	(70,635)
	TOTAL LONG FUTURES CONTRACTS	$ 72,015,676	$ (96,589)

COMPASS EMP ULTRA SHORT-TERM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

Par Value		Value
	SHORT-TERM INVESTMENTS - 104.1%
	CERTIFICATES OF DEPOSIT - 47.4%
$ 700,000	Agricultural Bank of China Ltd., 0.58%, 4/7/14	$ 700,000
1,000,000	Bank Communications NY, 1.40%, 8/19/14	1,000,000
600,000	Bank of New York, 1.15%, 4/4/14	600,000
800,000	China Merchant Bank, 1.18%, 1/26/15	800,000
580,000	Corpbanca/NY, 1.61%, 10/29/14	580,000
800,000	Credit Comm De Belg NY, 0.60%, 4/1/14	800,000
800,000	Credit Comm De Belg NY, 0.87%, 3/27/15	800,000
800,000	HSHN, 0.91%, 3/25/15	800,000
600,000	Indu & Compl Bank China NY, 0.62%, 5/15/14	599,999
1,500,000	Itau Unibanco NY, 1.26%, 9/12/14	1,504,316
600,000	Natixis/New York NY, 0.72%, 4/23/14	600,000
	TOTAL CERTIFICATES OF DEPOSIT (Cost - $8,784,315)	8,784,315

	COMMERCIAL PAPER - 52.1%
600,000	Bennington Stark Capital, 7/14/14	599,099
500,000	Campbells Soup Co., 9/22/14	499,033
500,000	ENI Finance USA, Inc., 10/20/14	497,980
900,000	Entergy Corp., 5/15/14	899,065
950,000	Ford Motor Credit Co., 12/1/14	944,978
700,000	Fortis Bank NY, 1/12/15	699,996
850,000	Intesa Funding LLC, 9/9/14	846,959
500,000	JP Morgan Securities LLC., 11/6/14	498,631
700,000	Romulus Funding Corp., 5/2/14	699,518
927,000	Safeway, Inc., 4/11/14	926,820
550,000	Santander, 9/8/14	546,700
600,000	Shinhan Bank of New York, 8/12/14	598,844
700,000	Sinopec Capital Ltd., 6/3/14	699,351
700,000	Societe Generale NY, 1/13/15	699,996
	TOTAL COMMERCIAL PAPER (Cost - $9,656,970)	9,656,970

Shares	MONEY MARKET FUND - 4.6%
858,822	AIM STIT - Liquid Assets Portfolio, Institutional Class, 0.07% **	858,822
	(Cost - $858,822)

	TOTAL SHORT-TERM INVESTMENTS (Cost - $19,300,107)	19,300,107

	TOTAL INVESTMENTS - 104.1% (Cost - $19,300,107) (a)	$ 19,300,107
	LIABILITIES IN EXCESS OF OTHER ASSETS - (4.1) %	(768,806)
	NET ASSETS - 100.0%	$ 18,531,301

* Money market fund; interest rate reflects seven day effective yield on March 31, 2014.
LLC - Limited liability company.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,300,107.

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  In unusual circumstances, instead of valuing securities in the usual manner, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolios have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolios’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Portfolio’s assets and liabilities measured at fair value:

US 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 45,438,880	$ -	$ -	$ 45,438,880
Money Market Fund	300,732	-	-	300,732
Collateral for Securities loaned	7,046,313	-	-	7,046,313
Futures Contracts	950	-	-	950
Total	$ 52,786,875			$ 52,786,875

US Small Cap 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 17,214,547	$ -	$ -	$ 17,214,547
Money Market Fund	124,223	-	-	124,223
Collateral for Securities loaned	3,396,898	-	-	3,396,898
Total	$ 20,735,668			$ 20,735,668
Liabilities
Futures Contracts	$ (2,960)	$ -	$ -	$ (2,960)
Total	$ (2,960)	$ -	$ -	$ (2,960)

International 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 35,330,946	$ -	$ -	$ 35,330,946
Money Market Fund	253,351	-	-	253,351
Collateral for Securities loaned	119,481	-	-	119,481
Futures Contracts	5,815	-	-	5,815
Total	$ 35,709,593	$ -	$ -	$ 35,709,593

Emerging Market 500 Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 15,021,830	$ -	$ -	$ 15,021,830
Exchange Traded Funds	1,015,118	-	-	1,015,118
Futures Contracts	25,040	-	-	25,040
Total	$ 16,061,988	$ -	$ -	$ 16,061,988

REC Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
REITs	$ 21,436,936	$ -	$ -	$ 21,436,936
Money Market Fund	213,622	-	-	213,622
Collateral for Securities loaned	4,469,251	-	-	4,469,251
Futures Contracts	2,120	-	-	2,120
Total	$ 26,121,929	$ -	$ -	$ 26,121,929

Long/Short Strategies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 23,445,314	$ -	$ -	$ 23,445,314
Money Market Fund	2,026,588	-	-	2,026,588
Collateral for Securities loaned	2,505,843	-	-	2,505,843
	$ 27,977,745	$ -	$ -	$ 27,977,745
Liabilities
Futures Contracts	$ (19,971)	$ -	$ -	$ (19,971)
Total	$ (19,971)	$ -	$ -	$ (19,971)

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited) (Continued)

US 500 Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 163,558,769	$ -	$ -	$ 163,558,769
Money Market Fund	2,675,276	-	-	2,675,276
Collateral for Securities loaned	22,668,592	-	-	22,668,592
Futures Contracts	14,393	-	-	14,393
Total	$ 188,917,030	$ -	$ -	$ 188,917,030

International 500 Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 71,431,613	$ -	$ -	$ 71,431,613
Money Market Fund	1,873,504	-	-	1,873,504
Collateral for Securities loaned	216,266	-	-	216,266
Futures Contracts	31,365	-	-	31,365
Total	$ 73,552,748	$ -	$ -	$ 73,552,748

Commodity Strategies Enhanced Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ 1,170,150	$ -	$ -	$ 1,170,150
Short-Term Investments	13,068,050	-	-	13,068,050
Futures Contracts	198,733	-	-	198,733
Total	$ 14,436,933	$ -	$ -	$ 14,436,933

Commodity Strategies Volatility Weighted Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 680,973	$ -	$ -	$ 680,973
Bonds & Notes	6,654,023			6,654,023
Short-Term Investments	8,306,180	-	-	8,306,180
Collateral for Securities loaned	29,507	-	-	29,507
Futures Contracts	486,909	-	-	486,909
Total	$ 16,157,592	$ -	$ -	$ 16,157,592

Market Neutral Income Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 17,468,917	$ -	$ -	$ 17,468,917
Money Market Fund	10,140,639	-	-	10,140,639
Total	$ 27,609,556	$ -	$ -	$ 27,609,556
Liabilities
Futures Contracts	$ (72,363)	$ -	$ -	$ (72,363)
Total	$ (72,363)	$ -	$ -	$ (72,363)

Enhanced Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 2,850,847	$ -	$ -	$ 2,850,847
Bonds & Notes	-	19,481,171	-	19,481,171
Short-Term Investments	53,325,871	-	-	53,325,871
Total	$ 56,176,718	$ 19,481,171	$ -	$ 75,657,889
Liabilities
Futures Contracts	$ (96,589)	$ -	$ -	$ (96,589)
Total	$ (96,589)	$ -	$ -	$ (96,589)

Ultra Short-Term Fixed Income Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 19,300,107	$ -	$ -	$ 19,300,107
Total	$ 19,300,107	$ -	$ -	$ 19,300,107
The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.It is the Fund's Policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for industry classification.

COMPASS EMP FUNDS TRUST
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited) (Continued)

Financial Futures Contracts – Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to gain exposure to certain asset classes or markets.  As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds’ liabilities for the futures position are “covered” by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds’ liabilities on the futures contract.  Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the Funds upon closing the futures contract. The Funds record an unrealized gain or loss by marking each futures contract to market on a daily basis.  A realized gain or loss is recorded when the contract is closed.  Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Consolidated Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position.  In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin.  In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so.  In addition, the Funds might be required to take delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds’ ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Manager’s ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge.  In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions.  Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Manager may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission (“CFTC”) regulations.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Investments in Wholly-Owned Subsidiaries – The financial statements of the Commodity Long/Short Strategies Fund and Commodity Strategies Volatility Weighted Fund are consolidated and include the accounts of CEMPCLSSF Fund Ltd. and CEMPCSVWF Fund Ltd., respectively, each wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiaries”), which invest in commodity futures and other investments intended to serve as margin or collateral for the Subsidiaries’ derivatives positions. The Funds wholly own and control the Subsidiaries, and the Funds and Subsidiaries are both managed by Compass.  Significant intercompany accounts and transactions have been eliminated in consolidation for the Funds. The accompanying financial statements reflect the financial positions of the Funds and the results of operations on a consolidated basis with the Subsidiaries. The Funds may invest up to 25% of their total assets at the end of each fiscal quarter in their respective Subsidiaries which act as investment vehicles in order to effect certain investments consistent with the Funds’ investment objectives and policies.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Compass EMP Funds Trust

By

*/s/ Stephen M. Hammers

       Stephan M. Hammers, President

Date

5/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Stephen M. Hammers

       Stephen M. Hammers, President

Date

5/29/2014

By

*/s/ Robert W. Walker

       Robert W. Walker, Treasurer

Date

5/29/2014